UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—December 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2022
Vanguard Institutional Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your portfolio are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2022, Vanguard Institutional Index Fund returned –18.14% for Institutional Shares and –18.13% for Institutional Plus Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	The period was a volatile, challenging one for financial markets. Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	The majority of the 11 sectors recorded negative returns for the 12 months. Information technology, consumer discretionary, communication services, and financial stocks hurt performance the most.
•	For the 10 years ended December 31, 2022, the fund posted average annual returns of 12.53% for Institutional Shares and 12.55% for Institutional Plus Shares, closely tracking the return of its target index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,022.90	$0.18
Institutional Plus Shares	1,000.00	1,023.00	0.10
Based on Hypothetical 5% Yearly Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,025.03	$0.18
Institutional Plus Shares	1,000.00	1,025.11	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares, and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Institutional Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Index Fund Institutional Shares	-18.14%	9.40%	12.53%	$16,284,567
S&P 500 Index	-18.11	9.42	12.56	16,327,025
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Index Fund Institutional Plus Shares	-18.13%	9.41%	12.55%	$326,223,740
S&P 500 Index	-18.11	9.42	12.56	326,540,490
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	311,510,280
See Financial Highlights for dividend and capital gains information.
4

Institutional Index Fund
Fund Allocation
As of December 31, 2022
Communication Services	7.3%
Consumer Discretionary	9.8
Consumer Staples	7.2
Energy	5.2
Financials	11.6
Health Care	15.8
Industrials	8.7
Information Technology	25.8
Materials	2.7
Real Estate	2.7
Utilities	3.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
5

Institutional Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (7.2%)
*	Alphabet Inc. Class A	41,722,075	3,681,139
*	Alphabet Inc. Class C	36,993,051	3,282,393
*	Meta Platforms Inc. Class A	15,708,833	1,890,401
	Verizon Communications Inc.	29,340,216	1,156,005
*	Walt Disney Co.	12,735,756	1,106,482
	Comcast Corp. Class A	30,137,255	1,053,900
*	Netflix Inc.	3,108,796	916,722
	AT&T Inc.	49,789,086	916,617
*	T-Mobile US Inc.	4,172,127	584,098
	Activision Blizzard Inc.	4,975,583	380,881
*	Charter Communications Inc. Class A	750,435	254,473
	Electronic Arts Inc.	1,832,354	223,877
*	Warner Bros Discovery Inc.	15,437,894	146,351
	Omnicom Group Inc.	1,424,842	116,224
*	Take-Two Interactive Software Inc.	1,102,069	114,758
	Interpublic Group of Cos. Inc.	2,710,450	90,285
*	Match Group Inc.	1,951,200	80,955
*	Live Nation Entertainment Inc.	998,111	69,608
	Fox Corp. Class A	2,100,889	63,804
	News Corp. Class A	3,504,130	63,775
[1]	Paramount Global Inc. Class B	3,531,794	59,617
	Lumen Technologies Inc.	6,621,843	34,566
	Fox Corp. Class B	987,136	28,084
*	DISH Network Corp. Class A	1,747,792	24,539
			16,339,554
Consumer Discretionary (9.8%)
*	Amazon.com Inc.	62,002,159	5,208,181
*	Tesla Inc.	18,750,476	2,309,684
	Home Depot Inc.	7,151,422	2,258,848
	McDonald's Corp.	5,116,643	1,348,389
	NIKE Inc. Class B	8,799,510	1,029,631
	Lowe's Cos. Inc.	4,335,948	863,894
	Starbucks Corp.	8,019,003	795,485
	TJX Cos. Inc.	8,110,558	645,600
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	270,969	546,078
	Target Corp.	3,215,162	479,188
	Dollar General Corp.	1,575,681	388,011
*	O'Reilly Automotive Inc.	437,156	368,973
	General Motors Co.	9,924,436	333,858
*	AutoZone Inc.	132,596	327,006
	Ford Motor Co.	27,590,591	320,879
	Ross Stores Inc.	2,424,317	281,390
	Marriott International Inc. Class A	1,879,703	279,869
*	Chipotle Mexican Grill Inc. Class A	193,638	268,671
	Yum! Brands Inc.	1,967,897	252,048
	Hilton Worldwide Holdings Inc.	1,889,495	238,757
*	Dollar Tree Inc.	1,470,494	207,987
	DR Horton Inc.	2,186,113	194,870
*	Aptiv plc	1,892,853	176,281
	Tractor Supply Co.	771,551	173,576
	Genuine Parts Co.	984,621	170,842
*	Ulta Beauty Inc.	357,788	167,828
	Lennar Corp. Class A	1,738,821	157,363
	eBay Inc.	3,790,817	157,205
	Darden Restaurants Inc.	855,046	118,278
	Best Buy Co. Inc.	1,399,492	112,253
*	Las Vegas Sands Corp.	2,295,442	110,342
*	Etsy Inc.	877,992	105,166
	Garmin Ltd.	1,069,936	98,744
*	NVR Inc.	20,978	96,763
	LKQ Corp.	1,772,900	94,691
*	Expedia Group Inc.	1,051,835	92,141
	Domino's Pizza Inc.	247,304	85,666
	Pool Corp.	272,797	82,475
*	Royal Caribbean Cruises Ltd.	1,533,057	75,779
	MGM Resorts International	2,225,495	74,621
	PulteGroup Inc.	1,590,743	72,426
	Bath & Body Works Inc.	1,598,189	67,348
*	CarMax Inc.	1,105,752	67,329
	BorgWarner Inc. (XNYS)	1,634,380	65,784
	Tapestry Inc.	1,682,046	64,052
	VF Corp.	2,309,537	63,766
*	Caesars Entertainment Inc.	1,498,945	62,356
6

Institutional Index Fund
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	420,071	61,763
*	Wynn Resorts Ltd.	721,183	59,476
*,1	Carnival Corp.	6,984,289	56,293
	Hasbro Inc.	909,140	55,467
	Whirlpool Corp.	381,532	53,971
*	Mohawk Industries Inc.	369,043	37,724
*	Norwegian Cruise Line Holdings Ltd.	2,943,263	36,026
	Newell Brands Inc.	2,636,460	34,485
	Ralph Lauren Corp. Class A	288,280	30,463
	Lennar Corp. Class B	49,389	3,693
			21,989,733
Consumer Staples (7.2%)
	Procter & Gamble Co.	16,554,330	2,508,974
	PepsiCo Inc.	9,624,259	1,738,719
	Coca-Cola Co.	27,188,908	1,729,487
	Costco Wholesale Corp.	3,091,930	1,411,466
	Walmart Inc.	9,859,867	1,398,031
	Philip Morris International Inc.	10,829,556	1,096,059
	Mondelez International Inc. Class A	9,540,449	635,871
	Altria Group Inc.	12,519,893	572,284
	Colgate-Palmolive Co.	5,834,690	459,715
	Estee Lauder Cos. Inc. Class A	1,615,597	400,846
	Archer-Daniels-Midland Co.	3,837,629	356,324
	General Mills Inc.	4,146,544	347,688
	Kimberly-Clark Corp.	2,357,685	320,056
	Sysco Corp.	3,540,175	270,646
*	Monster Beverage Corp.	2,660,715	270,142
	Constellation Brands Inc. Class A	1,133,999	262,804
	Hershey Co.	1,026,856	237,789
	Kraft Heinz Co.	5,562,336	226,443
	Keurig Dr Pepper Inc.	5,935,873	211,673
	Kroger Co.	4,550,447	202,859
	Walgreens Boots Alliance Inc.	5,014,207	187,331
	McCormick & Co. Inc.	1,750,806	145,124
	Church & Dwight Co. Inc.	1,703,770	137,341
	Conagra Brands Inc.	3,348,405	129,583
	Kellogg Co.	1,788,311	127,399
	Tyson Foods Inc. Class A	2,023,343	125,953
	J M Smucker Co.	744,534	117,979
	Hormel Foods Corp.	2,019,529	91,990
	Lamb Weston Holdings Inc.	1,004,895	89,798
	Clorox Co.	611,901	85,868
	Brown-Forman Corp. Class B	1,276,532	83,843
	Campbell Soup Co.	1,400,553	79,481
	Molson Coors Beverage Co. Class B	1,316,327	67,817
			16,127,383
		Shares	Market Value• ($000)
Energy (5.2%)
	Exxon Mobil Corp.	28,769,668	3,173,294
	Chevron Corp.	12,427,459	2,230,605
	ConocoPhillips	8,704,876	1,027,175
	EOG Resources Inc.	4,103,420	531,475
	Schlumberger Ltd.	9,905,866	529,568
	Marathon Petroleum Corp.	3,273,997	381,061
	Pioneer Natural Resources Co.	1,659,831	379,089
	Phillips 66	3,301,761	343,647
	Valero Energy Corp.	2,693,240	341,664
	Occidental Petroleum Corp.	5,079,659	319,968
	Devon Energy Corp.	4,566,482	280,884
	Williams Cos. Inc.	8,508,887	279,942
	Hess Corp.	1,938,405	274,905
	Kinder Morgan Inc.	13,818,176	249,833
	Halliburton Co.	6,343,410	249,613
	Baker Hughes Co. Class A	6,996,090	206,595
	ONEOK Inc.	3,122,351	205,138
	Diamondback Energy Inc.	1,229,540	168,177
	Coterra Energy Inc.	5,508,067	135,333
	Marathon Oil Corp.	4,436,573	120,098
	Targa Resources Corp.	1,581,455	116,237
	APA Corp.	2,246,060	104,846
	EQT Corp.	2,563,206	86,713
			11,735,860
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	12,586,504	3,887,971
	JPMorgan Chase & Co.	20,490,795	2,747,816
	Bank of America Corp.	48,757,371	1,614,844
	Wells Fargo & Co.	26,619,237	1,099,108
	Charles Schwab Corp.	10,655,469	887,174
	Morgan Stanley	9,209,102	782,958
	S&P Global Inc.	2,326,287	779,167
	BlackRock Inc.	1,049,243	743,525
	Goldman Sachs Group Inc.	2,160,619	741,913
	Chubb Ltd.	2,899,552	639,641
	American Express Co.	4,176,032	617,009
	Citigroup Inc.	13,530,194	611,971
	Marsh & McLennan Cos. Inc.	3,465,116	573,407
	Progressive Corp.	4,087,214	530,152
	PNC Financial Services Group Inc.	2,817,522	444,999
	Aon plc Class A (XNYS)	1,445,046	433,716
	CME Group Inc.	2,512,909	422,571
	US Bancorp	9,445,358	411,912
	Intercontinental Exchange Inc.	3,901,860	400,292
	Truist Financial Corp.	9,268,255	398,813
	MetLife Inc.	4,604,205	333,206
	American International Group Inc.	5,190,322	328,236
	Travelers Cos. Inc.	1,637,222	306,963
	Moody's Corp.	1,100,559	306,638
	Aflac Inc.	3,952,925	284,373
	Arthur J Gallagher & Co.	1,473,015	277,722
	MSCI Inc. Class A	558,580	259,835

7

Institutional Index Fund
		Shares	Market Value• ($000)
	Prudential Financial Inc.	2,570,719	255,684
	Allstate Corp.	1,852,693	251,225
	Capital One Financial Corp.	2,666,332	247,862
	Bank of New York Mellon Corp.	5,138,023	233,883
	Ameriprise Financial Inc.	743,369	231,463
	Discover Financial Services	1,908,584	186,717
	Willis Towers Watson plc	756,137	184,936
	M&T Bank Corp.	1,205,790	174,912
	T Rowe Price Group Inc.	1,560,927	170,235
	Hartford Financial Services Group Inc.	2,222,351	168,521
*	Arch Capital Group Ltd.	2,583,907	162,218
	Fifth Third Bancorp	4,794,906	157,321
	First Republic Bank	1,277,915	155,765
	Nasdaq Inc.	2,368,056	145,280
	Raymond James Financial Inc.	1,352,390	144,503
	State Street Corp.	1,857,608	144,095
	Huntington Bancshares Inc.	10,078,156	142,102
	Regions Financial Corp.	6,527,707	140,737
	Citizens Financial Group Inc.	3,440,280	135,444
	Principal Financial Group Inc.	1,589,644	133,403
	Northern Trust Corp.	1,455,907	128,833
	KeyCorp.	6,516,894	113,524
	Cincinnati Financial Corp.	1,098,146	112,439
	FactSet Research Systems Inc.	266,172	106,791
	W R Berkley Corp.	1,426,924	103,552
	Synchrony Financial	3,147,145	103,415
*	SVB Financial Group	412,875	95,019
	Brown & Brown Inc.	1,642,336	93,564
	Cboe Global Markets Inc.	741,037	92,978
	Everest Re Group Ltd.	273,434	90,580
	Loews Corp.	1,376,557	80,295
	Globe Life Inc.	630,966	76,063
	MarketAxess Holdings Inc.	262,902	73,321
	Comerica Inc.	914,786	61,153
	Invesco Ltd.	3,184,883	57,296
	Franklin Resources Inc.	1,986,995	52,417
	Zions Bancorp NA	1,046,020	51,422
	Signature Bank	440,307	50,732
	Assurant Inc.	368,836	46,127
	Lincoln National Corp.	1,079,362	33,158
			26,054,917
Health Care (15.7%)
	UnitedHealth Group Inc.	6,527,209	3,460,596
	Johnson & Johnson	18,264,468	3,226,418
	Eli Lilly & Co.	5,509,360	2,015,544
	Pfizer Inc.	39,213,758	2,009,313
	AbbVie Inc.	12,354,337	1,996,584
	Merck & Co. Inc.	17,711,979	1,965,144
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	2,739,828	1,508,796
	Abbott Laboratories	12,180,481	1,337,295
	Danaher Corp.	4,576,880	1,214,796
	Bristol-Myers Squibb Co.	14,853,076	1,068,679
	Amgen Inc.	3,727,550	979,004
	Elevance Health Inc.	1,668,402	855,840
	CVS Health Corp.	9,179,143	855,404
	Gilead Sciences Inc.	8,762,038	752,221
	Medtronic plc	9,285,384	721,660
	Cigna Corp.	2,135,889	707,706
*	Intuitive Surgical Inc.	2,468,691	655,067
	Stryker Corp.	2,352,879	575,255
*	Regeneron Pharmaceuticals Inc.	748,076	539,729
*	Vertex Pharmaceuticals Inc.	1,793,239	517,852
	Becton Dickinson and Co.	1,992,412	506,670
	Zoetis Inc.	3,255,955	477,160
*	Boston Scientific Corp.	10,006,418	462,997
	Humana Inc.	884,424	452,993
*	Moderna Inc.	2,308,113	414,583
	McKesson Corp.	990,509	371,560
	HCA Healthcare Inc.	1,481,258	355,443
*	Centene Corp.	3,955,839	324,418
*	Edwards Lifesciences Corp.	4,319,211	322,256
	Agilent Technologies Inc.	2,068,128	309,495
*	DexCom Inc.	2,698,399	305,567
*	Biogen Inc.	1,006,003	278,582
*	IQVIA Holdings Inc.	1,297,588	265,863
*	IDEXX Laboratories Inc.	578,535	236,019
*	Mettler-Toledo International Inc.	155,715	225,078
*	Illumina Inc.	1,098,890	222,196
	ResMed Inc.	1,023,351	212,990
	AmerisourceBergen Corp. Class A	1,131,359	187,478
	Zimmer Biomet Holdings Inc.	1,466,156	186,935
	Baxter International Inc.	3,521,865	179,509
	Laboratory Corp. of America Holdings	618,954	145,751
*	Waters Corp.	415,020	142,178
	Cardinal Health Inc.	1,831,176	140,763
*	Molina Healthcare Inc.	407,953	134,714
*	Hologic Inc.	1,744,176	130,482
	STERIS plc	697,365	128,796
	Quest Diagnostics Inc.	795,632	124,469
	PerkinElmer Inc.	881,345	123,582
	West Pharmaceutical Services Inc.	517,237	121,732
	Cooper Cos. Inc.	344,734	113,993
*	Align Technology Inc.	507,498	107,031
*	Incyte Corp.	1,288,756	103,513
	Viatris Inc.	8,471,819	94,291
	Bio-Techne Corp.	1,096,327	90,864
	Teleflex Inc.	327,103	81,655

8

Institutional Index Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	355,826	77,535
*	Henry Schein Inc.	948,603	75,765
*	Bio-Rad Laboratories Inc. Class A	150,274	63,189
	Universal Health Services Inc. Class B	447,789	63,089
*	Catalent Inc.	1,255,372	56,504
	Organon & Co.	1,778,377	49,670
	DENTSPLY SIRONA Inc.	1,498,434	47,710
*	DaVita Inc.	383,289	28,620
			35,506,591
Industrials (8.6%)
	Raytheon Technologies Corp.	10,269,508	1,036,399
	Honeywell International Inc.	4,696,661	1,006,494
	Union Pacific Corp.	4,294,837	889,332
	United Parcel Service Inc. Class B	5,098,328	886,293
	Caterpillar Inc.	3,635,408	870,898
	Deere & Co.	1,918,712	822,667
	Lockheed Martin Corp.	1,629,402	792,688
*	Boeing Co.	3,913,589	745,500
	General Electric Co.	7,633,197	639,586
	Northrop Grumman Corp.	1,010,681	551,438
	3M Co.	3,861,288	463,046
	CSX Corp.	14,686,972	455,002
	Eaton Corp. plc	2,778,206	436,039
	Illinois Tool Works Inc.	1,952,779	430,197
	Waste Management Inc.	2,609,478	409,375
	Norfolk Southern Corp.	1,617,327	398,542
	Emerson Electric Co.	4,130,634	396,789
	General Dynamics Corp.	1,572,744	390,214
	Johnson Controls International plc	4,810,935	307,900
	FedEx Corp.	1,672,348	289,651
	L3Harris Technologies Inc.	1,330,138	276,948
	Cintas Corp.	602,976	272,316
	Trane Technologies plc	1,608,772	270,419
	Parker-Hannifin Corp.	896,966	261,017
	Carrier Global Corp.	5,841,585	240,965
	PACCAR Inc.	2,429,248	240,423
	Cummins Inc.	985,106	238,681
	Otis Worldwide Corp.	2,910,077	227,888
	TransDigm Group Inc.	360,883	227,230
	AMETEK Inc.	1,604,281	224,150
*	CoStar Group Inc.	2,841,057	219,557
	Rockwell Automation Inc.	802,199	206,622
	Verisk Analytics Inc. Class A	1,092,520	192,742
	Fastenal Co.	4,001,191	189,336
	Republic Services Inc. Class A	1,434,908	185,089
*	Copart Inc.	2,993,609	182,281
	Old Dominion Freight Line Inc.	632,834	179,586
	WW Grainger Inc.	314,197	174,772
		Shares	Market Value• ($000)
*	United Rentals Inc.	484,162	172,081
	Equifax Inc.	855,307	166,237
	Fortive Corp.	2,471,564	158,798
	Ingersoll Rand Inc.	2,828,634	147,796
*	Delta Air Lines Inc.	4,479,258	147,188
	Quanta Services Inc.	998,270	142,254
*	Southwest Airlines Co.	4,148,033	139,664
	Xylem Inc.	1,258,938	139,201
	Dover Corp.	980,447	132,762
	Westinghouse Air Brake Technologies Corp.	1,270,490	126,808
	IDEX Corp.	526,869	120,300
	Expeditors International of Washington Inc.	1,111,755	115,534
	Jacobs Solutions Inc.	891,522	107,045
	Textron Inc.	1,458,522	103,263
	Howmet Aerospace Inc.	2,572,317	101,375
	JB Hunt Transport Services Inc.	578,630	100,890
	Leidos Holdings Inc.	955,012	100,458
	Nordson Corp.	376,304	89,455
*	United Airlines Holdings Inc.	2,280,297	85,967
	Snap-on Inc.	370,845	84,734
	Stanley Black & Decker Inc.	1,033,365	77,626
	CH Robinson Worldwide Inc.	822,204	75,281
	Masco Corp.	1,575,259	73,517
	Allegion plc	613,597	64,587
	Huntington Ingalls Industries Inc.	278,928	64,343
	Rollins Inc.	1,618,417	59,137
*	American Airlines Group Inc.	4,543,733	57,796
	Robert Half International Inc.	758,139	55,973
	Pentair plc	1,151,616	51,800
	A O Smith Corp.	887,155	50,781
*	Generac Holdings Inc.	443,559	44,649
*	Alaska Air Group Inc.	888,183	38,139
			19,423,511
Information Technology (25.6%)
	Apple Inc.	104,463,441	13,572,935
	Microsoft Corp.	52,075,614	12,488,774
	NVIDIA Corp.	17,394,695	2,542,061
	Visa Inc. Class A	11,421,979	2,373,030
	Mastercard Inc. Class A	5,930,152	2,062,092
	Broadcom Inc.	2,829,379	1,581,991
	Cisco Systems Inc.	28,684,170	1,366,514
	Accenture plc Class A	4,401,691	1,174,547
*	Adobe Inc.	3,247,726	1,092,957
	Texas Instruments Inc.	6,340,266	1,047,539
*	Salesforce Inc.	6,985,831	926,251
	International Business Machines Corp.	6,316,067	889,871
	Oracle Corp.	10,736,078	877,567
	QUALCOMM Inc.	7,831,172	860,959
	Intuit Inc.	1,969,071	766,402
	Intel Corp.	28,830,725	761,996
*	Advanced Micro Devices Inc.	11,263,709	729,550

9

Institutional Index Fund
		Shares	Market Value• ($000)
	Automatic Data Processing Inc.	2,898,024	692,222
	Analog Devices Inc.	3,593,323	589,413
	Applied Materials Inc.	6,010,125	585,266
*	PayPal Holdings Inc.	7,964,016	567,197
*	ServiceNow Inc.	1,411,178	547,918
*	Fiserv Inc.	4,436,330	448,380
	Lam Research Corp.	952,769	400,449
	Micron Technology Inc.	7,594,948	379,595
	KLA Corp.	990,071	373,286
*	Synopsys Inc.	1,068,270	341,088
	Roper Technologies Inc.	740,869	320,122
	Amphenol Corp. Class A	4,157,568	316,557
*	Cadence Design Systems Inc.	1,916,388	307,849
	Motorola Solutions Inc.	1,168,139	301,041
	NXP Semiconductors NV	1,810,398	286,097
*	Autodesk Inc.	1,508,014	281,803
	Fidelity National Information Services Inc.	4,145,263	281,256
	Microchip Technology Inc.	3,842,590	269,942
	Paychex Inc.	2,240,875	258,955
	TE Connectivity Ltd.	2,222,181	255,106
*	Enphase Energy Inc.	949,588	251,603
*	Fortinet Inc.	4,529,964	221,470
*	Keysight Technologies Inc.	1,249,127	213,688
*	Arista Networks Inc.	1,729,165	209,834
	Cognizant Technology Solutions Corp. Class A	3,590,384	205,334
*	ON Semiconductor Corp.	3,020,980	188,418
	Global Payments Inc.	1,889,043	187,620
*	Gartner Inc.	552,050	185,566
	Corning Inc.	5,317,920	169,854
	CDW Corp.	945,933	168,925
	HP Inc.	6,184,299	166,172
*	ANSYS Inc.	608,658	147,046
	Hewlett Packard Enterprise Co.	8,989,198	143,468
*	VeriSign Inc.	644,357	132,377
*	EPAM Systems Inc.	401,799	131,686
*	Teledyne Technologies Inc.	327,448	130,950
*	SolarEdge Technologies Inc.	390,522	110,623
	Broadridge Financial Solutions Inc.	822,011	110,256
	Monolithic Power Systems Inc.	311,544	110,165
*	Paycom Software Inc.	339,565	105,370
*	First Solar Inc.	692,620	103,748
	Skyworks Solutions Inc.	1,119,782	102,046
	Teradyne Inc.	1,087,157	94,963
*	FleetCor Technologies Inc.	515,320	94,654
*	Tyler Technologies Inc.	290,475	93,652
*	Akamai Technologies Inc.	1,098,632	92,615
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	360,655	92,476
	NetApp Inc.	1,518,659	91,211
	Jack Henry & Associates Inc.	508,827	89,330
*	PTC Inc.	737,551	88,536
*	Trimble Inc.	1,721,371	87,032
	Gen Digital Inc.	4,050,171	86,795
	Juniper Networks Inc.	2,266,653	72,442
	Seagate Technology Holdings plc	1,340,639	70,531
*	Western Digital Corp.	2,218,321	69,988
*	Ceridian HCM Holding Inc.	1,073,090	68,839
*	Qorvo Inc.	707,850	64,159
*	F5 Inc.	417,682	59,942
*	DXC Technology Co.	1,607,782	42,606
			57,774,568
Materials (2.7%)
	Linde plc	3,453,726	1,126,536
	Air Products and Chemicals Inc.	1,549,479	477,642
	Sherwin-Williams Co.	1,647,405	390,979
	Freeport-McMoRan Inc.	9,985,014	379,430
	Corteva Inc.	4,991,497	293,400
	Newmont Corp.	5,544,907	261,720
	Ecolab Inc.	1,731,071	251,975
	Dow Inc.	4,916,312	247,733
	DuPont de Nemours Inc.	3,470,556	238,184
	Nucor Corp.	1,792,153	236,224
	PPG Industries Inc.	1,641,856	206,447
	International Flavors & Fragrances Inc.	1,781,145	186,735
	Albemarle Corp.	818,458	177,491
	Vulcan Materials Co.	928,516	162,592
	LyondellBasell Industries NV Class A	1,774,279	147,318
	Martin Marietta Materials Inc.	433,727	146,587
	Amcor plc	10,402,400	123,893
	CF Industries Holdings Inc.	1,370,571	116,773
	Steel Dynamics Inc.	1,165,185	113,838
	Ball Corp.	2,191,387	112,067
	FMC Corp.	880,103	109,837
	Mosaic Co.	2,378,523	104,346
	Avery Dennison Corp.	565,721	102,395
	International Paper Co.	2,484,633	86,043
	Packaging Corp. of America	646,397	82,681
	Celanese Corp. Class A	696,213	71,181
	Eastman Chemical Co.	837,252	68,186
	Westrock Co.	1,779,653	62,573
	Sealed Air Corp.	1,009,206	50,339
			6,135,145
Real Estate (2.7%)
	Prologis Inc.	6,448,545	726,944
	American Tower Corp.	3,252,672	689,111
	Equinix Inc.	646,464	423,453
	Crown Castle Inc.	3,025,270	410,348
	Public Storage	1,104,331	309,422

10

Institutional Index Fund
		Shares	Market Value• ($000)
	Realty Income Corp.	4,381,504	277,919
	Simon Property Group Inc.	2,283,971	268,321
	VICI Properties Inc.	6,728,455	218,002
	Welltower Inc.	3,300,992	216,380
	SBA Communications Corp. Class A	754,272	211,430
	Digital Realty Trust Inc.	2,008,625	201,405
*	CBRE Group Inc. Class A	2,207,104	169,859
	Weyerhaeuser Co.	5,141,539	159,388
	AvalonBay Communities Inc.	977,436	157,875
	Alexandria Real Estate Equities Inc.	1,043,221	151,966
	Equity Residential	2,376,363	140,205
	Extra Space Storage Inc.	935,561	137,696
	Mid-America Apartment Communities Inc.	806,872	126,671
	Ventas Inc.	2,792,494	125,802
	Invitation Homes Inc.	4,058,060	120,281
	Iron Mountain Inc.	2,030,969	101,244
	Essex Property Trust Inc.	452,332	95,858
	Healthpeak Properties Inc.	3,755,908	94,161
	Kimco Realty Corp.	4,326,458	91,634
	Camden Property Trust	743,605	83,195
	UDR Inc.	2,136,689	82,754
	Host Hotels & Resorts Inc.	4,994,963	80,169
	Boston Properties Inc.	995,021	67,243
	Regency Centers Corp.	1,073,795	67,112
	Federal Realty Investment Trust	509,250	51,455
	Vornado Realty Trust	1,128,914	23,493
			6,080,796
Utilities (3.2%)
	NextEra Energy Inc.	13,881,946	1,160,531
	Duke Energy Corp.	5,379,541	554,039
	Southern Co.	7,605,341	543,097
	Dominion Energy Inc.	5,820,880	356,936
	American Electric Power Co. Inc.	3,589,726	340,844
	Sempra Energy (XNYS)	2,195,895	339,354
	Exelon Corp.	6,941,997	300,102
	Xcel Energy Inc.	3,823,186	268,044
	Consolidated Edison Inc.	2,478,900	236,264
		Shares	Market Value• ($000)
	Public Service Enterprise Group Inc.	3,485,389	213,550
	WEC Energy Group Inc.	2,203,573	206,607
	Eversource Energy	2,433,442	204,020
	Constellation Energy Corp.	2,284,478	196,945
	American Water Works Co. Inc.	1,270,281	193,616
*	PG&E Corp.	11,247,513	182,884
	Edison International	2,667,668	169,717
	Ameren Corp.	1,806,005	160,590
	Entergy Corp.	1,421,547	159,924
	FirstEnergy Corp.	3,794,511	159,142
	DTE Energy Co.	1,353,356	159,060
	PPL Corp.	5,143,910	150,305
	AES Corp.	4,666,190	134,200
	CenterPoint Energy Inc.	4,397,213	131,872
	CMS Energy Corp.	2,027,595	128,408
	Atmos Energy Corp.	977,449	109,543
	Evergy Inc.	1,603,609	100,915
	Alliant Energy Corp.	1,751,595	96,705
	NiSource Inc.	2,841,803	77,922
	Pinnacle West Capital Corp.	791,159	60,160
	NRG Energy Inc.	1,606,342	51,114
			7,146,410
Total Common Stocks (Cost $90,901,279)			224,314,468
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.334% (Cost $899,062)	8,992,638	899,174
Total Investments (99.9%) (Cost $91,800,341)			225,213,642
Other Assets and Liabilities—Net (0.1%)			263,727
Net Assets (100%)			225,477,369
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,636,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $22,190,000 was received for securities on loan.

11

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	4,835	933,397	(19,342)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/23	GSI	36,592	(4.323)	—	(1,580)
Goldman Sachs Group Inc.	8/30/24	BANA	54,941	(4.693)	159	—
Goldman Sachs Group Inc.	8/30/24	BANA	15,452	(4.693)	44	—
State Street Corp.	8/30/24	BANA	54,299	(4.693)	223	—
					426	(1,580)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $90,901,279)	224,314,468
Affiliated Issuers (Cost $899,062)	899,174
Total Investments in Securities	225,213,642
Investment in Vanguard	8,832
Cash	10,055
Cash Collateral Pledged—Futures Contracts	51,280
Cash Collateral Pledged—Over-the-Counter Swap Contracts	10,790
Receivables for Investment Securities Sold	698,208
Receivables for Accrued Income	198,726
Receivables for Capital Shares Issued	175,557
Unrealized Appreciation—Over-the-Counter Swap Contracts	426
Total Assets	226,367,516
Liabilities
Payables for Investment Securities Purchased	12,951
Collateral for Securities on Loan	22,190
Payables for Capital Shares Redeemed	848,276
Payables to Vanguard	2,624
Variation Margin Payable—Futures Contracts	2,526
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,580
Total Liabilities	890,147
Net Assets	225,477,369
1 Includes $20,636,000 of securities on loan.
At December 31, 2022, net assets consisted of:

Paid-in Capital	91,294,679
Total Distributable Earnings (Loss)	134,182,690
Net Assets	225,477,369

Institutional Shares—Net Assets
Applicable to 299,033,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	96,178,509
Net Asset Value Per Share—Institutional Shares	$321.63

Institutional Plus Shares—Net Assets
Applicable to 402,020,617 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	129,298,860
Net Asset Value Per Share—Institutional Plus Shares	$321.62

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	4,117,287
Interest[2]	12,720
Securities Lending—Net	920
Total Income	4,130,927
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,806
Management and Administrative—Institutional Shares	32,155
Management and Administrative—Institutional Plus Shares	22,170
Marketing and Distribution—Institutional Shares	2,650
Marketing and Distribution—Institutional Plus Shares	4,142
Custodian Fees	985
Auditing Fees	31
Shareholders’ Reports—Institutional Shares	363
Shareholders’ Reports—Institutional Plus Shares	665
Trustees’ Fees and Expenses	95
Other Expenses	39
Total Expenses	67,101
Expenses Paid Indirectly	(6)
Net Expenses	67,095
Net Investment Income	4,063,832
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	14,663,550
Futures Contracts	(200,215)
Swap Contracts	(13,460)
Realized Net Gain (Loss)	14,449,875
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(73,020,285)
Futures Contracts	(42,238)
Swap Contracts	(1,529)
Change in Unrealized Appreciation (Depreciation)	(73,064,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,550,345)
1	Dividends are net of foreign withholding taxes of $978,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,276,000, ($100,000), $2,000, and $114,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $11,078,870,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,063,832	3,874,070
Realized Net Gain (Loss)	14,449,875	16,602,502
Change in Unrealized Appreciation (Depreciation)	(73,064,052)	50,863,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,550,345)	71,340,473
Distributions
Institutional Shares	(3,275,361)	(6,220,924)
Institutional Plus Shares	(4,563,380)	(8,234,215)
Total Distributions	(7,838,741)	(14,455,139)
Capital Share Transactions
Institutional Shares	(6,285,999)	(15,740,353)
Institutional Plus Shares	(10,703,285)	2,524,999
Net Increase (Decrease) from Capital Share Transactions	(16,989,284)	(13,215,354)
Total Increase (Decrease)	(79,378,370)	43,669,980
Net Assets
Beginning of Period	304,855,739	261,185,759
End of Period	225,477,369	304,855,739

See accompanying Notes, which are an integral part of the Financial Statements.
15

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$405.79	$331.47	$290.23	$227.55	$243.46
Investment Operations
Net Investment Income[1]	5.515	5.048	5.261	5.203	5.059
Net Realized and Unrealized Gain (Loss) on Investments	(78.817)	88.637	46.122	65.746	(15.434)
Total from Investment Operations	(73.302)	93.685	51.383	70.949	(10.375)
Distributions
Dividends from Net Investment Income	(5.584)	(5.199)	(5.273)	(5.550)	(4.837)
Distributions from Realized Capital Gains	(5.274)	(14.166)	(4.870)	(2.719)	(.698)
Total Distributions	(10.858)	(19.365)	(10.143)	(8.269)	(5.535)
Net Asset Value, End of Period	$321.63	$405.79	$331.47	$290.23	$227.55
Total Return	-18.14%	28.67%	18.39%	31.46%	-4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,179	$128,441	$119,012	$116,814	$104,296
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.35%	1.83%	1.98%	2.03%
Portfolio Turnover Rate[3]	3%	3%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$405.80	$331.48	$290.25	$227.57	$243.48
Investment Operations
Net Investment Income[1]	5.563	5.117	5.310	5.252	5.167
Net Realized and Unrealized Gain (Loss) on Investments	(78.832)	88.627	46.108	65.739	(15.503)
Total from Investment Operations	(73.269)	93.744	51.418	70.991	(10.336)
Distributions
Dividends from Net Investment Income	(5.637)	(5.256)	(5.318)	(5.592)	(4.876)
Distributions from Realized Capital Gains	(5.274)	(14.168)	(4.870)	(2.719)	(.698)
Total Distributions	(10.911)	(19.424)	(10.188)	(8.311)	(5.574)
Net Asset Value, End of Period	$321.62	$405.80	$331.48	$290.25	$227.57
Total Return	-18.13%	28.69%	18.41%	31.48%	-4.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129,299	$176,415	$142,174	$125,359	$95,707
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.37%	1.84%	1.99%	2.05%
Portfolio Turnover Rate[3]	3%	3%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Institutional Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Institutional Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
20

Institutional Index Fund
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $8,832,000, representing less than 0.01% of the fund’s net assets and 3.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	224,314,468	—	—	224,314,468
Temporary Cash Investments	899,174	—	—	899,174
Total	225,213,642	—	—	225,213,642
Derivative Financial Instruments
Assets
Swap Contracts	—	426	—	426
Liabilities
Futures Contracts[1]	19,342	—	—	19,342
Swap Contracts	—	1,580	—	1,580
Total	19,342	1,580	—	20,922
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	11,366,168
Total Distributable Earnings (Loss)	(11,366,168)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	33,206
Undistributed Long-Term Gains	872,566
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	133,276,918
22

Institutional Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	4,113,594	4,355,593
Long-Term Capital Gains	3,725,147	10,099,546
Total	7,838,741	14,455,139
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	91,936,724
Gross Unrealized Appreciation	141,547,910
Gross Unrealized Depreciation	(8,270,992)
Net Unrealized Appreciation (Depreciation)	133,276,918
F.	During the year ended December 31, 2022, the fund purchased $8,026,511,000 of investment securities and sold $28,709,890,000 of investment securities, other than temporary cash investments. Purchases and sales include $271,089,000 and $15,718,619,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $1,020,905,000 and sales were $444,555,000, resulting in net realized gain of $12,211,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	12,505,429	35,741	14,069,993	38,135
Issued in Lieu of Cash Distributions	3,010,907	8,978	5,724,040	14,937
Redeemed	(21,802,335)	(62,209)	(35,534,386)	(95,588)
Net Increase (Decrease)—Institutional Shares	(6,285,999)	(17,490)	(15,740,353)	(42,516)
23

Institutional Index Fund
	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	22,460,474	63,934	26,784,719	72,216
Issued in Lieu of Cash Distributions	4,382,443	13,060	7,927,526	20,596
Redeemed	(37,546,202)	(109,705)	(32,187,246)	(86,981)
Net Increase (Decrease)—Institutional Plus Shares	(10,703,285)	(32,711)	2,524,999	5,831
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
25

Tax information (unaudited)
For corporate shareholders, 93.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $3,952,824,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $3,584,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,023,377,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $122,265,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.
26

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q940 022023

Annual Report   |   December 31, 2022
Vanguard Institutional Total Stock Market Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2022, Vanguard Institutional Total Stock Market Index Fund returned –19.49% for both Institutional Shares and Institutional Plus Shares.
•	The period was a volatile, challenging one for financial markets. Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	The majority of the 11 sectors recorded negative returns for the 12 months. Technology, financial, consumer discretionary, and industrial stocks hurt performance the most.
•	For the 10 years ended December 31 2022, the fund posted average annual returns of 12.12% for Institutional Shares and 12.13% for Institutional Plus Shares.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,023.90	$0.15
Institutional Plus Shares	1,000.00	1,023.90	0.10
Based on Hypothetical 5% Yearly Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,025.05	$0.15
Institutional Plus Shares	1,000.00	1,025.11	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Institutional Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Shares	-19.49%	8.74%	12.12%	$15,695,424
Spliced Institutional Total Stock Market Index	-19.49	8.73	12.10	15,668,043
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
Spliced Institutional Total Stock Market Index: MSCI US Broad Market Index through January 14, 2013; and the CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Plus Shares	-19.49%	8.75%	12.13%	$314,184,830
Spliced Institutional Total Stock Market Index	-19.49	8.73	12.10	313,360,860
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	311,510,280
See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund
Fund Allocation
As of December 31, 2022
Basic Materials	2.2%
Consumer Discretionary	13.2
Consumer Staples	6.0
Energy	5.4
Financials	11.9
Health Care	14.9
Industrials	13.7
Real Estate	3.4
Technology	23.4
Telecommunications	2.4
Utilities	3.5
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (2.2%)
	Linde plc	331,756	108,212
	Air Products and Chemicals Inc.	148,893	45,898
	Freeport-McMoRan Inc.	961,268	36,528
	Newmont Corp.	532,789	25,148
	Ecolab Inc.	171,948	25,029
	Dow Inc.	471,020	23,735
	Nucor Corp.	172,006	22,672
	Fastenal Co.	384,317	18,186
	International Flavors & Fragrances Inc.	171,808	18,012
	Albemarle Corp.	78,945	17,120
	LyondellBasell Industries NV Class A	175,046	14,534
	CF Industries Holdings Inc.	130,898	11,153
	Steel Dynamics Inc.	112,204	10,962
	FMC Corp.	84,941	10,601
	Mosaic Co.	226,951	9,956
	Avery Dennison Corp.	53,993	9,773
	International Paper Co.	238,995	8,276
	Reliance Steel & Aluminum Co.	39,056	7,907
	Celanese Corp. Class A	65,298	6,676
	Eastman Chemical Co.	79,571	6,480
*	Cleveland-Cliffs Inc.	343,392	5,532
	Alcoa Corp.	118,486	5,388
	Royal Gold Inc.	44,834	5,054
	Olin Corp.	92,027	4,872
*	RBC Bearings Inc.	19,549	4,093
	Valvoline Inc.	116,042	3,789
	Commercial Metals Co.	77,813	3,758
	United States Steel Corp.	143,399	3,592
*	Univar Solutions Inc.	112,656	3,582
	Ashland Inc.	32,788	3,526
	Hexcel Corp.	56,664	3,335
	Huntsman Corp.	113,915	3,130
	Timken Co.	43,587	3,080
	UFP Industries Inc.	38,848	3,079
	Chemours Co.	99,499	3,047
	Balchem Corp.	21,787	2,660
	Element Solutions Inc.	144,307	2,625
		Shares	Market Value• ($000)
	Cabot Corp.	37,519	2,508
*	Livent Corp.	120,458	2,394
[1]	Westlake Corp.	21,298	2,184
	Hecla Mining Co.	388,152	2,158
	Mueller Industries Inc.	35,661	2,104
	Avient Corp.	61,461	2,075
	Sensient Technologies Corp.	28,345	2,067
	Boise Cascade Co.	26,861	1,845
*	MP Materials Corp.	71,504	1,736
	Innospec Inc.	16,731	1,721
*	Ingevity Corp.	23,962	1,688
	NewMarket Corp.	4,964	1,544
	Stepan Co.	13,885	1,478
*	Arconic Corp.	69,724	1,475
	Quaker Chemical Corp.	8,774	1,464
	Scotts Miracle-Gro Co.	28,203	1,370
	Minerals Technologies Inc.	21,061	1,279
	Materion Corp.	13,913	1,218
	Sylvamo Corp.	24,912	1,210
	Carpenter Technology Corp.	32,584	1,204
	Tronox Holdings plc Class A	75,701	1,038
	Worthington Industries Inc.	20,167	1,003
*	Uranium Energy Corp.	255,883	993
	Compass Minerals International Inc.	23,465	962
	Kaiser Aluminum Corp.	10,346	786
	Mativ Holdings Inc.	36,224	757
	AdvanSix Inc.	18,107	688
*	Resolute Forest Products Inc.	31,686	684
	GrafTech International Ltd.	130,921	623
*	US Silica Holdings Inc.	49,324	617
*,1	Energy Fuels Inc.	98,692	613
*	TimkenSteel Corp.	30,310	551
*	Coeur Mining Inc.	159,968	537
	Hawkins Inc.	13,562	524
*	LSB Industries Inc.	38,662	514
	Schnitzer Steel Industries Inc. Class A	15,798	484
*	Piedmont Lithium Inc. ADR	10,717	472

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ecovyst Inc.	52,814	468
*	Clearwater Paper Corp.	12,189	461
	Ryerson Holding Corp.	14,829	449
*	Rayonier Advanced Materials Inc.	44,937	431
	American Vanguard Corp.	18,120	393
	Koppers Holdings Inc.	13,873	391
	Haynes International Inc.	8,020	366
*	Origin Materials Inc.	68,152	314
*	Century Aluminum Co.	35,645	292
*	Northwest Pipe Co.	7,200	243
*,1	Amyris Inc.	146,670	224
	Tredegar Corp.	21,461	219
	Omega Flex Inc.	2,211	206
	Olympic Steel Inc.	5,760	193
*,1	5e Advanced Materials Inc.	21,439	169
*	Intrepid Potash Inc.	5,697	164
	FutureFuel Corp.	19,183	156
*,1	Ur-Energy Inc.	127,999	147
*	Gatos Silver Inc.	31,927	131
*	Alto Ingredients Inc.	44,278	128
[1]	Northern Technologies International Corp.	8,108	108
*,1	Dakota Gold Corp.	34,870	106
*	AgroFresh Solutions Inc.	33,898	100
	Eastern Co.	4,309	83
	Glatfelter Corp.	29,576	82
	Gold Resource Corp.	50,034	77
*	Unifi Inc.	8,861	76
*,1	Hycroft Mining Holding Corp.	110,726	59
*	Perma-Pipe International Holdings Inc.	5,795	55
*	Universal Stainless & Alloy Products Inc.	6,638	48
	Culp Inc.	10,134	47
*	NN Inc.	25,826	39
*	US Gold Corp.	8,013	38
*	Golden Minerals Co.	132,802	36
*	Ampco-Pittsburgh Corp.	12,799	32
*	CPS Technologies Corp.	9,761	26
	United-Guardian Inc.	2,129	22
*	Synalloy Corp.	1,863	16
*	Comstock Inc.	10,603	3
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	1
			554,167
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	5,821,400	488,998
*	Tesla Inc.	1,800,209	221,750
	Home Depot Inc.	684,452	216,191
	Costco Wholesale Corp.	296,761	135,471
	McDonald's Corp.	490,932	129,375
	Walmart Inc.	910,204	129,058
*	Walt Disney Co.	1,223,895	106,332
	NIKE Inc. Class B	844,798	98,850
*	Netflix Inc.	298,672	88,072
		Shares	Market Value• ($000)
	Lowe's Cos. Inc.	405,688	80,829
	Starbucks Corp.	769,882	76,372
	TJX Cos. Inc.	740,209	58,921
*	Booking Holdings Inc.	26,011	52,419
	Target Corp.	308,580	45,991
	Dollar General Corp.	151,152	37,221
	Activision Blizzard Inc.	472,549	36,174
*	O'Reilly Automotive Inc.	42,001	35,450
	Estee Lauder Cos. Inc. Class A	139,887	34,707
*	Uber Technologies Inc.	1,274,577	31,520
*	AutoZone Inc.	12,711	31,348
	Ford Motor Co.	2,658,174	30,915
	General Motors Co.	907,693	30,535
	Marriott International Inc. Class A	191,346	28,490
	Ross Stores Inc.	233,892	27,148
*	Lululemon Athletica Inc.	82,118	26,309
*	Chipotle Mexican Grill Inc. Class A	18,611	25,823
	Yum! Brands Inc.	188,621	24,159
	Hilton Worldwide Holdings Inc.	183,380	23,172
	Electronic Arts Inc.	184,917	22,593
*	Airbnb Inc. Class A	239,503	20,478
*	Dollar Tree Inc.	141,491	20,013
	DR Horton Inc.	208,091	18,549
*	Copart Inc.	289,287	17,615
	Genuine Parts Co.	97,498	16,917
*	Aptiv plc	180,846	16,842
	Tractor Supply Co.	73,842	16,612
*	Ulta Beauty Inc.	34,413	16,142
	eBay Inc.	362,506	15,033
	Lennar Corp. Class A	165,559	14,983
*	Delta Air Lines Inc.	427,371	14,043
*	Warner Bros Discovery Inc.	1,457,929	13,821
*	Southwest Airlines Co.	404,134	13,607
*	Trade Desk Inc. Class A	300,943	13,491
*	Take-Two Interactive Software Inc.	112,131	11,676
	Darden Restaurants Inc.	81,494	11,273
*	Las Vegas Sands Corp.	232,429	11,173
	Omnicom Group Inc.	136,304	11,118
	Best Buy Co. Inc.	135,167	10,842
*	Etsy Inc.	85,254	10,212
	Garmin Ltd.	102,716	9,480
*	NVR Inc.	2,042	9,419
	LKQ Corp.	171,995	9,186
*	Expedia Group Inc.	102,698	8,996
*	Burlington Stores Inc.	43,528	8,826
	Interpublic Group of Cos. Inc.	259,197	8,634
	Domino's Pizza Inc.	23,736	8,222
*	United Airlines Holdings Inc.	217,744	8,209
*	Liberty Media Corp.-Liberty Formula One Class C	135,522	8,102
*	Rivian Automotive Inc. Class A	427,909	7,886
*	Live Nation Entertainment Inc.	108,219	7,547

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Pool Corp.	24,758	7,485
*	Deckers Outdoor Corp.	18,044	7,202
	Aramark	172,307	7,123
*	Royal Caribbean Cruises Ltd.	143,960	7,116
	PulteGroup Inc.	152,690	6,952
	MGM Resorts International	204,738	6,865
	Service Corp. International	97,114	6,714
	Rollins Inc.	180,569	6,598
	VF Corp.	234,753	6,482
	Vail Resorts Inc.	27,090	6,457
*	CarMax Inc.	105,205	6,406
*	Roblox Corp. Class A	220,198	6,267
	BorgWarner Inc. (XNYS)	155,266	6,249
*	Five Below Inc.	34,952	6,182
	Tapestry Inc.	161,303	6,142
	Bath & Body Works Inc.	145,738	6,141
	Fox Corp. Class A	201,802	6,129
*	BJ's Wholesale Club Holdings Inc.	91,354	6,044
	Advance Auto Parts Inc.	39,783	5,849
*	Caesars Entertainment Inc.	136,777	5,690
[1]	Paramount Global Inc. Class B	328,879	5,551
[1]	News Corp. Class A	304,307	5,538
*	American Airlines Group Inc.	431,475	5,488
	Hasbro Inc.	89,876	5,483
*,1	Carnival Corp.	664,099	5,353
*,1	Wynn Resorts Ltd.	64,403	5,311
	Whirlpool Corp.	37,310	5,278
	Williams-Sonoma Inc.	44,094	5,067
*	Capri Holdings Ltd.	86,993	4,986
	Churchill Downs Inc.	23,251	4,916
	Lear Corp.	39,167	4,858
*	Floor & Decor Holdings Inc. Class A	67,782	4,720
	Dick's Sporting Goods Inc.	37,894	4,558
*	Planet Fitness Inc. Class A	55,487	4,372
*	Crocs Inc.	40,223	4,361
	Gentex Corp.	157,457	4,294
*	Mattel Inc.	237,276	4,233
	Wyndham Hotels & Resorts Inc.	58,779	4,192
	Nexstar Media Group Inc. Class A	23,906	4,184
	Texas Roadhouse Inc. Class A	44,535	4,050
*	Liberty Media Corp.- Liberty SiriusXM Class C	103,471	4,049
	Tempur Sealy International Inc.	111,854	3,840
[1]	Lithia Motors Inc. Class A	18,413	3,770
	Murphy USA Inc.	13,484	3,769
	H&R Block Inc.	102,942	3,758
	Macy's Inc.	180,512	3,728
		Shares	Market Value• ($000)
*	Skechers USA Inc. Class A	88,473	3,711
	Polaris Inc.	36,535	3,690
*	Alaska Air Group Inc.	85,613	3,676
*	Light & Wonder Inc.	62,593	3,668
	Harley-Davidson Inc.	87,809	3,653
	Toll Brothers Inc.	72,609	3,625
*,1	SiteOne Landscape Supply Inc.	30,222	3,546
*	IAA Inc.	88,149	3,526
	New York Times Co. Class A	108,000	3,506
	U-Haul Holding Co. Series N Non-Voting	63,618	3,498
*,1	Norwegian Cruise Line Holdings Ltd.	279,802	3,425
	Newell Brands Inc.	249,616	3,265
*	RH	11,880	3,174
*,1	GameStop Corp. Class A	170,874	3,154
	TEGNA Inc.	148,744	3,152
	Marriott Vacations Worldwide Corp.	22,958	3,090
*	Penn Entertainment Inc.	103,615	3,077
	PVH Corp.	43,495	3,070
*,1	DraftKings Inc. Class A	257,482	2,933
	Leggett & Platt Inc.	89,658	2,890
*	AutoNation Inc.	26,237	2,815
	Academy Sports & Outdoors Inc.	53,038	2,787
*	Hyatt Hotels Corp. Class A	30,560	2,764
	Warner Music Group Corp. Class A	77,956	2,730
	Wingstop Inc.	19,815	2,727
*,1	Lucid Group Inc.	391,828	2,676
*	Asbury Automotive Group Inc.	14,817	2,656
	Wendy's Co.	115,352	2,610
	Choice Hotels International Inc.	23,152	2,608
	Ralph Lauren Corp. Class A	24,626	2,602
*,1	Fox Factory Holding Corp.	28,140	2,567
	Fox Corp. Class B	89,224	2,538
	Thor Industries Inc.	33,538	2,532
	Boyd Gaming Corp.	44,681	2,436
*	Bright Horizons Family Solutions Inc.	38,600	2,436
*	Visteon Corp.	18,530	2,424
*	YETI Holdings Inc.	57,772	2,387
*	Lyft Inc. Class A	213,839	2,357
	Foot Locker Inc.	61,737	2,333
[1]	Sirius XM Holdings Inc.	389,372	2,274
*	Avis Budget Group Inc.	13,782	2,259
*	Meritage Homes Corp.	24,409	2,251
*	Chewy Inc. Class A	60,045	2,226
*	Hilton Grand Vacations Inc.	57,477	2,215
*	Grand Canyon Education Inc.	20,564	2,173
*	Taylor Morrison Home Corp. Class A	67,176	2,039

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Chegg Inc.	80,503	2,034
*	National Vision Holdings Inc.	51,842	2,009
	World Wrestling Entertainment Inc. Class A	28,847	1,977
*	Coty Inc. Class A	230,664	1,974
	Kohl's Corp.	77,838	1,965
*	Ollie's Bargain Outlet Holdings Inc.	41,934	1,964
	Signet Jewelers Ltd.	28,705	1,952
	Madison Square Garden Sports Corp.	10,631	1,949
*	Endeavor Group Holdings Inc. Class A	86,027	1,939
*	Liberty Media Corp.- Liberty SiriusXM Class A	49,253	1,936
*	Goodyear Tire & Rubber Co.	187,865	1,907
*	elf Beauty Inc.	33,714	1,864
*	Skyline Champion Corp.	35,996	1,854
	Travel & Leisure Co.	50,769	1,848
*	Callaway Golf Co.	92,471	1,826
	Columbia Sportswear Co.	20,626	1,806
*	Helen of Troy Ltd.	16,213	1,798
	Gap Inc.	159,183	1,796
	Carter's Inc.	23,800	1,776
	Papa John's International Inc.	21,573	1,776
*	Victoria's Secret & Co.	48,017	1,718
*,1	Wayfair Inc. Class A	50,491	1,661
	Rush Enterprises Inc. Class A	31,534	1,649
	Group 1 Automotive Inc.	9,085	1,639
	Penske Automotive Group Inc.	14,092	1,620
	KB Home	49,804	1,586
	American Eagle Outfitters Inc.	113,295	1,582
*	Peloton Interactive Inc. Class A	198,912	1,579
*	Hertz Global Holdings Inc.	99,299	1,528
	LCI Industries	16,452	1,521
	Kontoor Brands Inc.	37,688	1,507
	Graham Holdings Co. Class B	2,475	1,495
	Hanesbrands Inc.	234,173	1,489
	Steven Madden Ltd.	45,543	1,456
*	Gentherm Inc.	22,060	1,440
*,1	AMC Entertainment Holdings Inc. Class A	347,855	1,416
*	Sonos Inc.	83,282	1,407
	Cracker Barrel Old Country Store Inc.	14,823	1,404
*	Dorman Products Inc.	17,321	1,401
*	JetBlue Airways Corp.	215,814	1,398
	Spirit Airlines Inc.	71,316	1,389
*	Sabre Corp.	216,323	1,337
	Dana Inc.	87,173	1,319
	Lennar Corp. Class B	17,145	1,282
		Shares	Market Value• ($000)
	Red Rock Resorts Inc. Class A	31,883	1,276
*	Under Armour Inc. Class C	142,947	1,275
*	SeaWorld Entertainment Inc.	23,589	1,262
*	TripAdvisor Inc.	69,689	1,253
*	Duolingo Inc.	17,566	1,249
*	PowerSchool Holdings Inc. Class A	54,100	1,249
*	Cavco Industries Inc.	5,451	1,233
*	LGI Homes Inc.	13,277	1,229
*	Boot Barn Holdings Inc.	19,405	1,213
	MDC Holdings Inc.	38,058	1,203
*	Tri Pointe Homes Inc.	64,557	1,200
*	Under Armour Inc. Class A	117,118	1,190
*	frontdoor Inc.	56,285	1,171
	Strategic Education Inc.	14,933	1,170
	Inter Parfums Inc.	11,848	1,144
	Bloomin' Brands Inc.	56,685	1,141
*	ODP Corp.	24,950	1,136
*	Leslie's Inc.	92,365	1,128
	John Wiley & Sons Inc. Class A	27,867	1,116
*	Six Flags Entertainment Corp.	47,710	1,109
[1]	Cheesecake Factory Inc.	33,829	1,073
*	Driven Brands Holdings Inc.	39,223	1,071
	Winnebago Industries Inc.	19,890	1,048
*	Adtalem Global Education Inc.	29,300	1,040
	MillerKnoll Inc.	49,480	1,040
[1]	Nordstrom Inc.	63,848	1,031
*	Shake Shack Inc. Class A	24,714	1,026
*,1	Knowles Corp.	60,853	999
*	Dave & Buster's Entertainment Inc.	27,981	992
*	KAR Auction Services Inc.	75,934	991
	PriceSmart Inc.	16,310	991
*	Liberty Media Corp.- Liberty Braves Class C	30,283	976
	Century Communities Inc.	19,473	974
*	Urban Outfitters Inc.	40,777	973
*	Central Garden & Pet Co. Class A	27,139	972
	Monro Inc.	21,155	956
	Laureate Education Inc. Class A	98,831	951
*	Brinker International Inc.	29,436	939
*	Vista Outdoor Inc.	38,253	932
[1]	Levi Strauss & Co. Class A	59,902	930
	Oxford Industries Inc.	9,862	919
	Jack in the Box Inc.	13,213	902
*	Everi Holdings Inc.	62,567	898
*	Sally Beauty Holdings Inc.	71,509	895

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Buckle Inc.	19,649	891
	Dillard's Inc. Class A	2,730	882
*	Stride Inc.	28,088	879
*,1	QuantumScape Corp. Class A	153,916	873
	Acushnet Holdings Corp.	20,144	855
*	Lions Gate Entertainment Corp. Class B	152,392	828
*,1	Fisker Inc.	112,885	821
*	XPEL Inc.	13,474	809
*,1	iRobot Corp.	16,643	801
*	M/I Homes Inc.	16,994	785
	HNI Corp.	27,580	784
*,1	Dutch Bros Inc. Class A	27,533	776
*	Malibu Boats Inc. Class A	14,262	760
*	Luminar Technologies Inc. Class A	153,498	760
*	Madison Square Garden Entertainment Corp.	16,566	745
	Scholastic Corp.	18,698	738
*	Coursera Inc.	62,381	738
*	Abercrombie & Fitch Co. Class A	32,027	734
*	Allegiant Travel Co.	10,439	710
*	Monarch Casino & Resort Inc.	9,218	709
*	ACV Auctions Inc. Class A	83,863	689
	Rent-A-Center Inc.	30,229	682
	Dine Brands Global Inc.	10,255	662
	La-Z-Boy Inc.	28,402	648
	Sturm Ruger & Co. Inc.	12,500	633
*	Perdoceo Education Corp.	45,012	626
*	Figs Inc. Class A	90,610	610
*	Liberty Media Corp.- Liberty Formula One Class A	11,386	608
*	Cinemark Holdings Inc.	69,703	604
*	Overstock.com Inc.	31,116	602
*	Revolve Group Inc.	26,633	593
	Camping World Holdings Inc. Class A	26,449	590
*	American Axle & Manufacturing Holdings Inc.	75,117	587
	Gray Television Inc.	51,919	581
	Wolverine World Wide Inc.	53,188	581
*	PROG Holdings Inc.	34,299	579
*	Clean Energy Fuels Corp.	106,924	556
*	Udemy Inc.	52,666	556
	Caleres Inc.	24,915	555
*	EW Scripps Co. Class A	41,692	550
	News Corp. Class B	29,413	542
*	Cars.com Inc.	38,888	536
	RCI Hospitality Holdings Inc.	5,747	536
		Shares	Market Value• ($000)
	Matthews International Corp. Class A	17,540	534
*	SkyWest Inc.	31,893	527
	Sonic Automotive Inc. Class A	10,568	521
	Hibbett Inc.	7,283	497
*	Petco Health & Wellness Co. Inc. Class A	52,385	497
*	QuinStreet Inc.	33,170	476
	A-Mark Precious Metals Inc.	13,688	475
*	Golden Entertainment Inc.	12,431	465
*	MarineMax Inc.	14,879	465
[1]	Krispy Kreme Inc.	44,682	461
	Standard Motor Products Inc.	13,104	456
*,1	Mister Car Wash Inc.	48,815	451
	Arko Corp.	51,833	449
*,1	Sweetgreen Inc. Class A	52,436	449
*	iHeartMedia Inc. Class A	72,097	442
	Steelcase Inc. Class A	62,262	440
*	GoPro Inc. Class A	85,360	425
*,1	Portillo's Inc. Class A	25,212	411
	Ethan Allen Interiors Inc.	15,402	407
	Interface Inc. Class A	41,128	406
*	Life Time Group Holdings Inc.	33,980	406
*	BJ's Restaurants Inc.	15,369	405
*	Genesco Inc.	8,794	405
*	Chico's FAS Inc.	81,758	402
*	Poshmark Inc. Class A	22,452	401
*,1	Bally's Corp.	20,558	398
	Sinclair Broadcast Group Inc. Class A	25,561	396
*	Qurate Retail Inc. Series A	235,205	383
*	Chuy's Holdings Inc.	13,436	380
*	Stoneridge Inc.	17,614	380
*	Sleep Number Corp.	14,580	379
	Winmark Corp.	1,609	379
	Designer Brands Inc. Class A	38,330	375
*	Green Brick Partners Inc.	15,461	375
*	TravelCenters of America Inc.	8,312	372
*	G-III Apparel Group Ltd.	27,065	371
*	Bowlero Corp.	27,538	371
*	Denny's Corp.	39,034	360
[1]	Franchise Group Inc.	15,116	360
	Guess? Inc.	17,300	358
	Ruth's Hospitality Group Inc.	23,066	357
*	Corsair Gaming Inc.	26,195	355
	U-Haul Holding Co.	5,851	352
*	Thryv Holdings Inc.	18,529	352
*	Sun Country Airlines Holdings Inc.	21,865	347
*	Integral Ad Science Holding Corp.	39,215	345
*	Stagwell Inc.	55,124	342

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Movado Group Inc.	10,544	340
*	Children's Place Inc.	9,317	339
*,1	Blink Charging Co.	30,055	330
*	Boston Omaha Corp. Class A	12,424	329
*	Hawaiian Holdings Inc.	30,994	318
*	Master Craft Boat Holdings Inc.	12,305	318
*	2U Inc.	50,097	314
*	Accel Entertainment Inc. Class A	40,447	311
*,1	Carvana Co. Class A	63,646	302
*	Viad Corp.	12,029	293
*	Beazer Homes USA Inc.	22,150	283
	Shoe Carnival Inc.	11,853	283
	Smith & Wesson Brands Inc.	32,321	281
*,1	Rover Group Inc. Class A	76,194	280
*	Xponential Fitness Inc. Class A	12,116	278
*	Liquidity Services Inc.	19,114	269
	Global Industrial Co.	11,274	265
*	SES AI Corp.	83,738	264
	Marcus Corp.	18,310	263
*,1	AMC Networks Inc. Class A	16,737	262
	Big Lots Inc.	17,757	261
*	Clear Channel Outdoor Holdings Inc.	246,338	259
*	Vizio Holding Corp. Class A	34,512	256
*,1	Mullen Automotive Inc.	895,569	256
	Haverty Furniture Cos. Inc.	8,222	246
*	Build-A-Bear Workshop Inc.	10,326	246
*	America's Car-Mart Inc.	3,394	245
*	Daily Journal Corp.	973	244
*	Destination XL Group Inc.	35,517	240
	Carriage Services Inc. Class A	8,442	233
*	Funko Inc. Class A	20,786	227
*	Zumiez Inc.	10,066	219
*,1	Bed Bath & Beyond Inc.	86,436	217
*,1	ContextLogic Inc. Class A	444,399	217
	European Wax Center Inc. Class A	17,240	215
*	Sportsman's Warehouse Holdings Inc.	22,550	212
*	Sciplay Corp. Class A	12,827	206
*	Lovesac Co.	9,258	204
	Aaron's Co. Inc.	17,073	204
*	Gannett Co. Inc.	99,686	202
*,1	Playstudios Inc.	51,558	200
*	Lions Gate Entertainment Corp. Class A	34,364	196
*	Quotient Technology Inc.	56,827	195
*	First Watch Restaurant Group Inc.	14,373	194
		Shares	Market Value• ($000)
	Johnson Outdoors Inc. Class A	2,828	187
*	Frontier Group Holdings Inc.	18,228	187
*	Purple Innovation Inc. Class A	37,652	180
*	Central Garden & Pet Co.	4,784	179
*	OneWater Marine Inc. Class A	6,228	178
*	1-800-Flowers.com Inc. Class A	18,559	177
	Entravision Communications Corp. Class A	36,315	174
*	Arlo Technologies Inc.	48,408	170
*	Citi Trends Inc.	6,412	170
*	CarParts.com Inc.	27,126	170
*,1	Canoo Inc.	137,866	170
*	Stitch Fix Inc. Class A	53,913	168
*	Universal Electronics Inc.	7,869	164
*	Allbirds Inc. Class A	66,954	162
*	Sonder Holdings Inc.	130,633	162
*	Noodles & Co. Class A	29,201	160
*,1	Vuzix Corp.	43,358	158
*	Universal Technical Institute Inc.	23,386	157
*	Full House Resorts Inc.	20,813	157
*	Tilly's Inc. Class A	17,104	155
*	Century Casinos Inc.	21,934	154
*,1	Eastman Kodak Co.	49,398	151
*	Motorcar Parts of America Inc.	12,730	151
*	WW International Inc.	38,048	147
*	Lindblad Expeditions Holdings Inc.	18,807	145
	El Pollo Loco Holdings Inc.	14,342	143
	Hooker Furnishings Corp.	7,614	142
	Big 5 Sporting Goods Corp.	15,749	139
	Clarus Corp.	17,555	138
*	Hovnanian Enterprises Inc. Class A	3,253	137
*	American Public Education Inc.	11,060	136
*	Fossil Group Inc.	31,352	135
*	Tupperware Brands Corp.	32,267	134
	Alta Equipment Group Inc.	10,011	132
*	Rush Street Interactive Inc.	36,535	131
*	Liberty Media Corp.- Liberty Braves Class A	3,840	125
	Climb Global Solutions Inc.	3,940	124
*,1	Cricut Inc. Class A	13,307	123
*	Angi Inc. Class A	51,757	122
*	Wheels Up Experience Inc.	118,672	122
	Rocky Brands Inc.	5,039	119
*	Cooper-Standard Holdings Inc.	12,960	117

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	LL Flooring Holdings Inc.	20,606	116
*	Cardlytics Inc.	19,912	115
	Bassett Furniture Industries Inc.	6,604	115
	Cato Corp. Class A	12,211	114
*	PlayAGS Inc.	22,237	113
*	Potbelly Corp.	19,904	111
*	J Jill Inc.	4,459	111
*	Dream Finders Homes Inc. Class A	12,815	111
	Nathan's Famous Inc.	1,617	109
*	Arhaus Inc.	11,188	109
*	Lordstown Motors Corp. Class A	93,672	107
*	American Outdoor Brands Inc.	10,588	106
	Weyco Group Inc.	4,853	103
	Kimball International Inc. Class B	15,684	102
*	Kura Sushi USA Inc. Class A	2,145	102
	Weber Inc. Class A	12,504	101
*	Container Store Group Inc.	23,135	100
*	Tile Shop Holdings Inc.	22,718	100
*,1	Genius Brands International Inc.	212,606	99
*	VOXX International Corp. Class A	11,691	98
[1]	Hamilton Beach Brands Holding Co. Class A	7,791	97
*	Vera Bradley Inc.	21,343	97
*,1	AMMO Inc.	56,158	97
*	Fiesta Restaurant Group Inc.	13,035	96
*	Superior Industries International Inc.	21,922	93
*	Latham Group Inc.	28,563	92
	Marine Products Corp.	7,669	90
*	ONE Group Hospitality Inc.	14,056	89
*	Vacasa Inc.	70,753	89
*	Legacy Housing Corp.	4,622	88
	Superior Group of Cos. Inc.	8,674	87
*	Holley Inc.	41,174	87
*,1	Solo Brands Inc. Class A	23,256	87
*	Emerald Holding Inc.	24,384	86
*	Biglari Holdings Inc. Class A	123	86
*	Lands' End Inc.	11,262	85
*	Conn's Inc.	11,815	81
*	Lakeland Industries Inc.	6,065	81
	Bluegreen Vacations Holding Class A	3,232	81
*,1	Focus Universal Inc.	12,697	81
*	Harte Hanks Inc.	6,868	80
*	BARK Inc.	53,111	79
	Escalade Inc.	7,622	78
	Lifetime Brands Inc.	10,315	78
	Acme United Corp.	3,499	77
*	Lincoln Educational Services Corp.	13,255	77
		Shares	Market Value• ($000)
*	Snap One Holdings Corp.	10,397	77
*	Turtle Beach Corp.	10,541	76
*,1	Spruce Power Holding Corp.	81,716	75
	Canterbury Park Holding Corp.	2,370	74
*	Cumulus Media Inc. Class A	11,766	73
*	JAKKS Pacific Inc.	4,046	71
*,1	Reservoir Media Inc.	11,962	71
*	RealReal Inc.	54,992	69
*	Lazydays Holdings Inc.	5,685	68
*	Townsquare Media Inc. Class A	9,337	68
*	Duluth Holdings Inc. Class B	10,724	66
*	Nerdy Inc.	28,833	65
*	Outbrain Inc.	17,180	62
*,1	F45 Training Holdings Inc.	21,692	62
	Flexsteel Industries Inc.	3,943	61
*	Red Robin Gourmet Burgers Inc.	10,926	61
*	Strattec Security Corp.	2,980	61
*	Lee Enterprises Inc.	3,230	60
*	Selectquote Inc.	87,993	59
*,1	Rent the Runway Inc. Class A	19,110	58
*	Delta Apparel Inc.	5,376	57
*	Barnes & Noble Education Inc.	27,832	49
	NL Industries Inc.	7,172	49
*,1	Regis Corp.	39,526	48
*	Traeger Inc.	16,967	48
*	ThredUP Inc. Class A	35,387	46
*	Carrols Restaurant Group Inc.	33,393	45
*,1	Express Inc.	43,691	45
*	Urban One Inc.	12,009	45
*,1	Inspirato Inc.	35,714	43
*	1847 Goedeker Inc.	73,266	42
*,1	Cinedigm Corp. Class A	105,017	41
*	Liberty TripAdvisor Holdings Inc. Class A	60,450	40
*	Fluent Inc.	35,496	39
*,1	Kirkland's Inc.	10,411	34
*	RumbleON Inc. Class B	5,260	34
*	Red Cat Holdings Inc.	36,630	34
*	Nautilus Inc.	21,129	32
*,1	Chicken Soup For The Soul Entertainment Inc.	6,233	32
	Saga Communications Inc. Class A	1,303	31
[1]	JOANN Inc.	10,928	31
*	Ondas Holdings Inc.	18,924	30
*	Brilliant Earth Group Inc. Class A	6,975	30
*	Gaia Inc. Class A	11,846	28
*	Party City Holdco Inc.	76,558	28
*	SRAX Inc. Class A	18,450	28
*,1	Owlet Inc.	49,876	28
	Ark Restaurants Corp.	1,632	27

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Charles & Colvard Ltd.	31,847	26
*	Aterian Inc.	31,270	24
*	Lulu's Fashion Lounge Holdings Inc.	9,663	24
*,1	XWELL Inc.	62,337	23
*	Audacy Inc. Class A	91,040	21
*,1	Faraday Future Intelligent Electric Inc.	72,990	21
*	CuriosityStream Inc.	17,896	20
*	Live Ventures Inc.	636	20
	Educational Development Corp.	5,856	19
*,1	Koss Corp.	3,956	19
*	BurgerFi International Inc.	14,006	18
*,1	Hall of Fame Resort & Entertainment Co.	1,701	14
*,1	Shift Technologies Inc.	75,996	11
*,1	HyreCar Inc.	13,151	6
*	EBET Inc.	8,285	5
*,1	Arcimoto Inc.	838	3
	National CineMedia Inc.	9,423	2
*,2	Zagg Inc. CVR	23,781	2
*	Mesa Air Group Inc.	675	1
			3,339,603
Consumer Staples (6.0%)
	Procter & Gamble Co.	1,587,888	240,660
	PepsiCo Inc.	922,520	166,663
	Coca-Cola Co.	2,606,143	165,777
	Philip Morris International Inc.	1,040,701	105,329
	CVS Health Corp.	881,540	82,151
	Mondelez International Inc. Class A	915,555	61,022
	Altria Group Inc.	1,200,406	54,871
	Colgate-Palmolive Co.	560,189	44,137
	McKesson Corp.	95,182	35,705
	Archer-Daniels-Midland Co.	368,372	34,203
	General Mills Inc.	398,544	33,418
	Kimberly-Clark Corp.	225,981	30,677
	Corteva Inc.	481,187	28,284
	Sysco Corp.	340,161	26,005
*	Monster Beverage Corp.	245,774	24,953
	Constellation Brands Inc. Class A	105,722	24,501
	Hershey Co.	98,565	22,825
	Keurig Dr Pepper Inc.	620,714	22,135
	Kraft Heinz Co.	534,792	21,771
	Kroger Co.	433,168	19,311
	AmerisourceBergen Corp. Class A	110,279	18,274
[1]	Walgreens Boots Alliance Inc.	465,658	17,397
	Brown-Forman Corp. Class B	216,770	14,238
	McCormick & Co. Inc.	169,390	14,041
	Church & Dwight Co. Inc.	163,429	13,174
	Conagra Brands Inc.	319,887	12,380
	Kellogg Co.	172,414	12,283
	Tyson Foods Inc. Class A	193,626	12,053
	Clorox Co.	82,649	11,598
	J M Smucker Co.	68,104	10,792
		Shares	Market Value• ($000)
	Bunge Ltd.	99,980	9,975
	Lamb Weston Holdings Inc.	96,479	8,621
	Hormel Foods Corp.	182,705	8,322
	Campbell Soup Co.	131,849	7,482
*	Darling Ingredients Inc.	107,497	6,728
	Molson Coors Beverage Co. Class B	119,857	6,175
*	Performance Food Group Co.	103,949	6,070
	Casey's General Stores Inc.	24,929	5,593
*	US Foods Holding Corp	136,071	4,629
	Ingredion Inc.	41,940	4,107
	Flowers Foods Inc.	133,835	3,846
*	Post Holdings Inc.	35,065	3,165
*	Celsius Holdings Inc.	28,079	2,921
	Albertsons Cos. Inc. Class A	124,567	2,584
*	Simply Good Foods Co.	66,494	2,529
	Lancaster Colony Corp.	12,680	2,502
*	BellRing Brands Inc.	90,607	2,323
*	Sprouts Farmers Market Inc.	70,922	2,296
*	Boston Beer Co. Inc. Class A	6,087	2,006
*	Hostess Brands Inc. Class A	88,570	1,988
*	TreeHouse Foods Inc.	36,820	1,818
	Brown-Forman Corp. Class A	26,434	1,738
*	Grocery Outlet Holding Corp.	59,378	1,733
	Spectrum Brands Holdings Inc.	27,501	1,675
*	United Natural Foods Inc.	41,043	1,589
*	Freshpet Inc.	30,044	1,585
	Coca-Cola Consolidated Inc.	3,058	1,567
	Energizer Holdings Inc.	46,405	1,557
	Primo Water Corp.	99,472	1,546
	WD-40 Co.	8,928	1,439
	Cal-Maine Foods Inc.	25,985	1,415
	Nu Skin Enterprises Inc. Class A	32,408	1,366
	Edgewell Personal Care Co.	34,283	1,321
	J & J Snack Foods Corp.	7,425	1,112
	Vector Group Ltd.	85,562	1,015
	Reynolds Consumer Products Inc.	33,816	1,014
*	Hain Celestial Group Inc.	62,284	1,008
	MGP Ingredients Inc.	9,194	978
*	Herbalife Nutrition Ltd.	65,312	972
	Ingles Markets Inc. Class A	9,141	882
	Weis Markets Inc.	10,664	878
	Universal Corp.	15,569	822
	Medifast Inc.	6,988	806
*	Chefs' Warehouse Inc.	22,429	746

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Andersons Inc.	20,676	724
	Utz Brands Inc.	45,503	722
*	National Beverage Corp.	14,831	690
	SpartanNash Co.	22,503	681
	Fresh Del Monte Produce Inc.	24,940	653
	Seaboard Corp.	164	619
*	Beauty Health Co.	63,487	578
[1]	B&G Foods Inc.	49,858	556
*	Pilgrim's Pride Corp.	22,927	544
	John B Sanfilippo & Son Inc.	6,253	509
*	Duckhorn Portfolio Inc.	29,525	489
	Tootsie Roll Industries Inc.	11,419	486
*,1	Beyond Meat Inc.	38,167	470
*	USANA Health Sciences Inc.	7,790	414
	ACCO Brands Corp.	64,127	359
*	Mission Produce Inc.	30,100	350
*	Olaplex Holdings Inc.	66,359	346
*	Sovos Brands Inc.	23,963	344
	Calavo Growers Inc.	10,546	310
	Turning Point Brands Inc.	11,917	258
	PetMed Express Inc.	14,496	257
*	Seneca Foods Corp. Class A	4,151	253
*	Vita Coco Co. Inc.	16,733	231
*,1	Veru Inc.	39,389	208
*	Vital Farms Inc.	13,714	205
*	Benson Hill Inc.	76,425	195
*	Brookfield Realty Capital Corp.	27,699	169
	Limoneira Co.	12,875	157
[1]	Oil-Dri Corp. of America	4,396	147
*	GrowGeneration Corp.	35,962	141
*	Lifecore Biomedical Inc.	19,810	128
*	Rite Aid Corp.	37,698	126
*	Whole Earth Brands Inc.	29,083	118
[1]	ProPhase Labs Inc.	12,254	118
*	22nd Century Group Inc.	124,979	115
*	Honest Co. Inc.	33,940	102
*	HF Foods Group Inc.	23,456	95
*	Vintage Wine Estates Inc.	27,397	89
*	PLBY Group Inc.	26,318	72
	Alico Inc.	2,955	71
	Natural Grocers by Vitamin Cottage Inc.	7,685	70
	Village Super Market Inc. Class A	2,979	69
*	Nature's Sunshine Products Inc.	8,283	69
*	Farmer Bros Co.	11,334	52
*	Zevia PBC Class A	9,474	39
	Lifevantage Corp.	10,023	37
*,1	Tattooed Chef Inc.	27,167	33
*	AquaBounty Technologies Inc.	42,194	32
*	S&W Seed Co.	18,009	27
*,1	AppHarvest Inc.	43,890	25
*,1	Local Bounti Corp.	14,573	20
		Shares	Market Value• ($000)
*	Bridgford Foods Corp.	1,495	18
*	Alkaline Water Co. Inc.	90,909	16
*,1	Blue Apron Holdings Inc. Class A	8,341	7
*	MedAvail Holdings Inc.	20,325	6
*	Laird Superfood Inc.	6,085	5
*,1	PLBY Group Inc. Rights Exp. 1/12/23	26,318	—
			1,518,696
Energy (5.3%)
	Exxon Mobil Corp.	2,761,144	304,554
	Chevron Corp.	1,167,917	209,629
	ConocoPhillips	836,903	98,755
	EOG Resources Inc.	393,643	50,985
	Schlumberger Ltd.	950,481	50,813
	Marathon Petroleum Corp.	314,870	36,648
	Pioneer Natural Resources Co.	151,139	34,519
	Phillips 66	320,046	33,310
	Valero Energy Corp.	258,082	32,740
	Occidental Petroleum Corp.	456,812	28,775
	Devon Energy Corp.	438,181	26,953
	Williams Cos. Inc.	816,884	26,875
	Hess Corp.	187,210	26,550
	Cheniere Energy Inc.	167,868	25,173
*	Enphase Energy Inc.	91,306	24,192
	Kinder Morgan Inc.	1,280,979	23,160
	Halliburton Co.	545,450	21,463
	Baker Hughes Co. Class A	677,226	19,998
	ONEOK Inc.	303,096	19,913
	Diamondback Energy Inc.	117,393	16,057
	Coterra Energy Inc.	499,456	12,272
	Marathon Oil Corp.	423,117	11,454
	Targa Resources Corp.	154,062	11,324
*	First Solar Inc.	67,554	10,119
	APA Corp.	214,128	9,995
	Texas Pacific Land Corp.	4,117	9,651
	Ovintiv Inc. (XNYS)	165,140	8,374
	Chesapeake Energy Corp.	84,805	8,003
	EQT Corp.	221,485	7,493
	NOV Inc.	262,836	5,491
*	Antero Resources Corp.	170,110	5,272
	HF Sinclair Corp.	93,534	4,853
*,1	Plug Power Inc.	388,450	4,805
*	Southwestern Energy Co.	743,895	4,352
	Matador Resources Co.	74,719	4,277
	Murphy Oil Corp.	99,128	4,263
	PDC Energy Inc.	61,271	3,889
	ChampionX Corp.	132,575	3,843
	Range Resources Corp.	153,091	3,830
	Chord Energy Corp.	26,528	3,629
	DTE Midstream LLC	64,744	3,578
	PBF Energy Inc. Class A	78,730	3,211
	Helmerich & Payne Inc.	62,767	3,111
	SM Energy Co.	81,129	2,826

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Denbury Inc.	31,403	2,733
*	Noble Corp. plc	69,850	2,634
	Magnolia Oil & Gas Corp. Class A	110,619	2,594
	Patterson-UTI Energy Inc.	147,460	2,483
*	Weatherford International plc	48,094	2,449
	Antero Midstream Corp.	214,974	2,320
	California Resources Corp.	48,574	2,113
*	Peabody Energy Corp.	77,205	2,040
*	Transocean Ltd. (XNYS)	438,229	1,998
	Cactus Inc. Class A	39,593	1,990
	Equitrans Midstream Corp.	295,635	1,981
	Civitas Resources Inc.	34,070	1,974
*	CNX Resources Corp.	117,125	1,972
*	Array Technologies Inc.	94,921	1,835
	New Fortress Energy Inc. Class A	41,736	1,770
	Arch Resources Inc.	12,379	1,768
	Arcosa Inc.	32,229	1,751
*,1	ChargePoint Holdings Inc.	183,650	1,750
	Liberty Energy Inc. Class A	108,151	1,732
*	Callon Petroleum Co.	41,338	1,533
*	Shoals Technologies Group Inc. Class A	57,777	1,425
[1]	Sitio Royalties Corp. Class A	48,170	1,390
	Northern Oil and Gas Inc.	44,771	1,380
	Alpha Metallurgical Resources Inc.	8,933	1,308
*	NexTier Oilfield Solutions Inc.	141,008	1,303
	Delek US Holdings Inc.	48,162	1,300
	CONSOL Energy Inc.	19,247	1,251
*	Ameresco Inc. Class A	21,746	1,243
	Warrior Met Coal Inc.	35,534	1,231
*	Oceaneering International Inc.	66,532	1,164
*	Green Plains Inc.	37,690	1,150
	World Fuel Services Corp.	40,140	1,097
	Permian resources Corp.	116,431	1,094
*	Tidewater Inc.	28,999	1,069
*,1	SunPower Corp.	58,871	1,061
	Enviva Inc.	19,768	1,047
*	Stem Inc.	100,623	900
	Archrock Inc.	99,777	896
*	NOW Inc.	70,580	896
*	Nabors Industries Ltd. (XNYS)	5,605	868
	Comstock Resources Inc.	63,137	866
*	Par Pacific Holdings Inc.	35,804	832
*	Talos Energy Inc.	42,572	804
*	Helix Energy Solutions Group Inc.	98,673	728
		Shares	Market Value• ($000)
*	Diamond Offshore Drilling Inc.	69,498	723
*	FuelCell Energy Inc.	259,196	721
*	ProPetro Holding Corp.	69,420	720
	Core Laboratories NV	32,248	654
*	Earthstone Energy Inc. Class A	44,140	628
*	MRC Global Inc.	54,151	627
	CVR Energy Inc.	19,053	597
*	Tellurian Inc.	346,130	582
*	Gulfport Energy Corp.	7,664	564
*	Laredo Petroleum Inc.	10,667	548
	RPC Inc.	61,215	544
*	Dril-Quip Inc.	19,445	528
	Ranger Oil Corp. Class A	12,468	504
	SunCoke Energy Inc.	56,539	488
*,1	Fluence Energy Inc.	27,715	475
*	Montauk Renewables Inc.	38,927	429
*	Bristow Group Inc.	14,607	396
*,1	ProFrac Holding Corp. Class A	15,223	384
	Select Energy Services Inc. Class A	40,320	373
*	REX American Resources Corp.	11,214	357
*	SandRidge Energy Inc.	20,819	355
[1]	Kinetik Holdings Inc. Class A	10,258	339
*	W&T Offshore Inc.	60,181	336
	VAALCO Energy Inc.	72,818	332
*	Gevo Inc.	161,777	307
*	Oil States International Inc.	41,067	306
	Berry Corp.	37,707	302
*	SilverBow Resources Inc.	10,473	296
[1]	Crescent Energy Inc. Class A	23,490	282
*	TETRA Technologies Inc.	81,233	281
*	DMC Global Inc.	13,419	261
*	Amplify Energy Corp.	28,902	254
*	TPI Composites Inc.	25,015	254
*	Centrus Energy Corp. Class A	7,633	248
*	NextDecade Corp.	41,618	206
*,1	EVgo Inc.	45,864	205
	Solaris Oilfield Infrastructure Inc. Class A	20,364	202
*	Newpark Resources Inc.	47,154	196
*,1	Solid Power Inc.	71,191	181
*	SEACOR Marine Holdings Inc.	18,771	172
	Evolution Petroleum Corp.	22,455	170
*	Nine Energy Service Inc.	11,327	165
*	Ring Energy Inc.	58,009	143
	Ramaco Resources Inc.	15,478	136
	NACCO Industries Inc. Class A	3,559	135

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	KLX Energy Services Holdings Inc.	7,734	134
	PHX Minerals Inc.	32,792	128
*	Matrix Service Co.	20,138	125
*	Natural Gas Services Group Inc.	10,759	123
*	Forum Energy Technologies Inc.	3,991	118
	Riley Exploration Permian Inc.	3,903	115
*,1	374Water Inc.	36,898	108
*	Ranger Energy Services Inc.	9,731	107
*	Hallador Energy Co.	10,094	101
*,1	Beam Global	5,797	101
	Epsilon Energy Ltd.	14,306	95
*,1	FTC Solar Inc.	33,881	91
*,1	Heliogen Inc.	113,216	79
*	Aemetis Inc.	19,744	78
*,1	Flotek Industries Inc.	66,667	75
*	American Superconductor Corp.	19,441	72
*,1	Ideal Power Inc.	6,716	71
*	Empire Petroleum Corp.	5,806	71
*,1	ESS Tech Inc.	27,503	67
*	Battalion Oil Corp.	5,921	57
*	Gulf Island Fabrication Inc.	10,847	56
*	Geospace Technologies Corp.	11,189	47
*	American Resources Corp. Class A	26,674	35
*	Sunworks Inc.	21,967	35
*,1	Advent Technologies Holdings Inc.	15,880	29
*,1	Volta Inc.	68,392	24
*	Capstone Green Energy Corp.	13,423	19
*	Ocean Power Technologies Inc.	41,515	19
*,1	Camber Energy Inc.	3,383	7
*	Ecoark Holdings Inc.	21,097	5
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,347,798
Financials (11.8%)
*	Berkshire Hathaway Inc. Class B	1,110,311	342,975
	JPMorgan Chase & Co.	1,967,642	263,861
	Bank of America Corp.	4,581,466	151,738
	Wells Fargo & Co.	2,560,096	105,706
	Charles Schwab Corp.	1,035,002	86,174
	Goldman Sachs Group Inc.	228,632	78,508
	S&P Global Inc.	218,402	73,152
	Morgan Stanley	849,427	72,218
	BlackRock Inc.	95,566	67,721
	Chubb Ltd.	264,169	58,276
	Citigroup Inc.	1,231,860	55,717
	Marsh & McLennan Cos. Inc.	332,179	54,969
	Progressive Corp.	391,868	50,829
	PNC Financial Services Group Inc.	270,201	42,676
	US Bancorp	946,903	41,294
		Shares	Market Value• ($000)
	CME Group Inc.	241,155	40,553
	Aon plc Class A (XNYS)	131,777	39,552
	Intercontinental Exchange Inc.	374,204	38,390
	Truist Financial Corp.	890,532	38,320
	Blackstone Inc.	472,332	35,042
	American International Group Inc.	498,206	31,507
	Travelers Cos. Inc.	157,069	29,449
	Moody's Corp.	104,326	29,067
	MetLife Inc.	395,373	28,613
	Aflac Inc.	373,965	26,903
	Arthur J Gallagher & Co.	141,864	26,747
	Prudential Financial Inc.	248,686	24,734
	Allstate Corp.	177,273	24,038
	MSCI Inc. Class A	51,037	23,741
	Ameriprise Financial Inc.	71,590	22,291
	Bank of New York Mellon Corp.	488,093	22,218
	KKR & Co. Inc.	431,707	20,040
	State Street Corp.	232,646	18,046
	Discover Financial Services	183,980	17,999
	Willis Towers Watson plc	72,861	17,820
	M&T Bank Corp.	116,088	16,840
	Nasdaq Inc.	265,400	16,282
	T Rowe Price Group Inc.	149,035	16,254
	Hartford Financial Services Group Inc.	211,993	16,075
*	Berkshire Hathaway Inc. Class A	34	15,936
	Fifth Third Bancorp	466,077	15,292
	First Republic Bank	123,627	15,069
*	Arch Capital Group Ltd.	235,068	14,758
	Apollo Global Management Inc.	229,777	14,657
	Principal Financial Group Inc.	164,734	13,824
	Raymond James Financial Inc.	129,220	13,807
[1]	Huntington Bancshares Inc.	976,468	13,768
	Regions Financial Corp.	625,339	13,482
	Citizens Financial Group Inc.	329,214	12,961
	Northern Trust Corp.	133,710	11,832
*	Markel Corp.	8,651	11,398
	KeyCorp.	635,339	11,068
	LPL Financial Holdings Inc.	50,451	10,906
	Cincinnati Financial Corp.	105,399	10,792
	Broadridge Financial Solutions Inc.	78,735	10,561
	FactSet Research Systems Inc.	25,385	10,185
	W R Berkley Corp.	140,299	10,181
*	SVB Financial Group	40,259	9,265
	Cboe Global Markets Inc.	70,951	8,902

Institutional Total Stock Market Index Fund
	Shares	Market Value• ($000)
First Horizon Corp.	362,058	8,870
Everest Re Group Ltd.	26,171	8,670
Brown & Brown Inc.	151,710	8,643
Loews Corp.	134,939	7,871
Ares Management Corp. Class A	104,258	7,135
Equitable Holdings Inc.	246,551	7,076
Globe Life Inc.	58,585	7,062
American Financial Group Inc.	49,976	6,861
MarketAxess Holdings Inc.	24,147	6,734
Annaly Capital Management Inc.	312,908	6,596
Fidelity National Financial Inc.	171,736	6,461
Reinsurance Group of America Inc.	44,867	6,375
East West Bancorp Inc.	94,723	6,242
Comerica Inc.	90,195	6,030
Invesco Ltd.	305,454	5,495
Webster Financial Corp.	115,834	5,484
RenaissanceRe Holdings Ltd.	29,427	5,421
Franklin Resources Inc.	199,285	5,257
Commerce Bancshares Inc.	76,491	5,207
Cullen/Frost Bankers Inc.	38,901	5,201
First Citizens BancShares Inc. Class A	6,734	5,107
Carlyle Group Inc.	168,459	5,027
Zions Bancorp NA	99,079	4,871
Signature Bank	42,161	4,858
Tradeweb Markets Inc. Class A	74,448	4,834
Interactive Brokers Group Inc. Class A	65,621	4,748
SEI Investments Co.	80,884	4,716
Unum Group	112,316	4,608
Assurant Inc.	35,307	4,415
Old Republic International Corp.	181,850	4,392
Ally Financial Inc.	179,140	4,380
Prosperity Bancshares Inc.	59,239	4,305
Erie Indemnity Co. Class A	16,903	4,204
Western Alliance Bancorp	68,887	4,103
AGNC Investment Corp.	386,110	3,996
Stifel Financial Corp.	68,062	3,973
Voya Financial Inc.	64,130	3,943
Affiliated Managers Group Inc.	24,847	3,936
SouthState Corp.	50,774	3,877
Kinsale Capital Group Inc.	14,535	3,801
RLI Corp.	28,683	3,765
Selective Insurance Group Inc.	42,188	3,738
New York Community Bancorp Inc.	433,841	3,731
		Shares	Market Value• ($000)
	Morningstar Inc.	17,187	3,723
	Glacier Bancorp Inc.	74,556	3,685
	United Bankshares Inc.	90,817	3,677
	Jefferies Financial Group Inc.	105,685	3,623
	Starwood Property Trust Inc.	196,383	3,600
	Pinnacle Financial Partners Inc.	48,988	3,596
	Old National Bancorp	196,353	3,530
	Primerica Inc.	24,610	3,490
	Synovus Financial Corp.	92,496	3,473
	Wintrust Financial Corp.	40,841	3,452
	First American Financial Corp.	64,748	3,389
*,1	Coinbase Global Inc. Class A	95,044	3,364
*,1	Robinhood Markets Inc. Class A	406,906	3,312
	Popular Inc.	49,927	3,311
	Valley National Bancorp	287,749	3,254
	Lincoln National Corp.	103,147	3,169
[1]	Blue Owl Capital Inc. Class A	292,991	3,106
	First Financial Bankshares Inc.	89,566	3,081
	FNB Corp.	235,013	3,067
	Bank OZK	75,330	3,018
	Cadence Bank	122,281	3,015
	Home BancShares Inc.	127,628	2,909
	Houlihan Lokey Inc. Class A	32,875	2,865
	Hanover Insurance Group Inc.	21,129	2,855
	SLM Corp.	167,837	2,786
	Axis Capital Holdings Ltd.	51,167	2,772
	Essent Group Ltd.	69,020	2,683
	MGIC Investment Corp.	201,477	2,619
	Umpqua Holdings Corp.	146,425	2,614
	Rithm Capital Corp.	319,698	2,612
	Hancock Whitney Corp.	53,649	2,596
	American Equity Investment Life Holding Co.	56,429	2,574
	Independent Bank Corp. (XNGS)	30,310	2,559
	Lazard Ltd. Class A	72,319	2,507
	OneMain Holdings Inc.	73,556	2,450
*	Brighthouse Financial Inc.	46,197	2,369
*	Ryan Specialty Holdings Inc.	56,899	2,362
	Assured Guaranty Ltd.	37,797	2,353
	CVB Financial Corp.	89,568	2,306
*,1	SoFi Technologies Inc.	497,897	2,295
	White Mountains Insurance Group Ltd.	1,613	2,281
	Blackstone Mortgage Trust Inc. Class A	107,589	2,278

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	United Community Banks Inc.	67,089	2,268
	ServisFirst Bancshares Inc.	32,769	2,258
	Evercore Inc. Class A	20,670	2,255
	Community Bank System Inc.	35,689	2,247
	First Hawaiian Inc.	85,011	2,214
	Associated Banc-Corp.	95,065	2,195
	UMB Financial Corp.	25,928	2,165
	FirstCash Holdings Inc.	24,379	2,119
*	Credit Acceptance Corp.	4,395	2,085
	Federated Hermes Inc.	57,229	2,078
	Ameris Bancorp	43,922	2,070
	Kemper Corp.	41,889	2,061
	Bank of Hawaii Corp.	26,327	2,042
	Radian Group Inc.	107,062	2,042
	Janus Henderson Group plc	86,278	2,029
	First Interstate BancSystem Inc. Class A	52,188	2,017
	Pacific Premier Bancorp Inc.	63,789	2,013
*	Texas Capital Bancshares Inc.	32,345	1,951
	Cathay General Bancorp	47,646	1,943
	Fulton Financial Corp.	110,430	1,859
	WSFS Financial Corp.	40,706	1,846
	Eastern Bankshares Inc.	106,600	1,839
	PacWest Bancorp	79,171	1,817
*	Genworth Financial Inc. Class A	338,717	1,792
	Atlantic Union Bankshares Corp.	50,023	1,758
	BankUnited Inc.	51,659	1,755
	International Bancshares Corp.	37,827	1,731
	Simmons First National Corp. Class A	78,666	1,698
	Jackson Financial Inc. Class A	48,777	1,697
	CNO Financial Group Inc.	74,219	1,696
	Walker & Dunlop Inc.	21,323	1,673
	First Merchants Corp.	40,486	1,664
*	Mr Cooper Group Inc.	41,298	1,657
	BOK Financial Corp.	15,812	1,641
*	Enstar Group Ltd.	7,014	1,621
	Moelis & Co. Class A	41,667	1,599
	Columbia Banking System Inc.	52,337	1,577
	First BanCorp. (XNYS)	123,738	1,574
	Washington Federal Inc.	44,892	1,506
	Piper Sandler Cos.	11,465	1,493
*	Axos Financial Inc.	38,493	1,471
	Banner Corp.	23,079	1,459
	Independent Bank Group Inc.	23,889	1,435
	WesBanco Inc.	38,638	1,429
	First Financial Bancorp	58,468	1,417
		Shares	Market Value• ($000)
	Seacoast Banking Corp. of Florida	45,296	1,413
	Arbor Realty Trust Inc.	106,451	1,404
	Hamilton Lane Inc. Class A	21,660	1,384
	Towne Bank	44,853	1,383
	Park National Corp.	9,719	1,368
	Virtu Financial Inc. Class A	64,437	1,315
	Renasant Corp.	34,565	1,299
	Artisan Partners Asset Management Inc. Class A	43,471	1,291
	Trustmark Corp.	36,658	1,280
*	Focus Financial Partners Inc. Class A	32,668	1,218
	NBT Bancorp Inc.	27,682	1,202
[1]	Claros Mortgage Trust Inc.	79,885	1,175
	Enterprise Financial Services Corp.	23,928	1,172
	Stock Yards Bancorp Inc.	17,861	1,161
*,1	Trupanion Inc.	24,296	1,155
*	NMI Holdings Inc. Class A	55,188	1,153
[1]	TPG Inc.	41,360	1,151
	Northwest Bancshares Inc.	81,861	1,144
*	StoneX Group Inc.	11,916	1,136
	Lakeland Financial Corp.	15,534	1,134
	Heartland Financial USA Inc.	23,470	1,094
	PJT Partners Inc. Class A	14,780	1,089
	Navient Corp.	64,976	1,069
	National Bank Holdings Corp. Class A	25,248	1,062
*	BRP Group Inc. Class A	42,054	1,057
	BancFirst Corp.	11,959	1,055
	Westamerica BanCorp.	17,673	1,043
*	Cannae Holdings Inc.	50,250	1,038
	Apollo Commercial Real Estate Finance Inc.	96,220	1,035
	Cohen & Steers Inc.	15,906	1,027
	Chimera Investment Corp.	185,815	1,022
	Sandy Spring Bancorp Inc.	28,706	1,011
	Provident Financial Services Inc.	47,282	1,010
	Hope Bancorp Inc.	78,564	1,006
	First Bancorp (XNGS)	23,471	1,005
*	Bancorp Inc.	34,904	991
	TriCo Bancshares	19,340	986
	Horace Mann Educators Corp.	26,197	979
	Eagle Bancorp Inc.	21,788	960
	Veritex Holdings Inc.	34,055	956
	Two Harbors Investment Corp.	59,293	935
	Berkshire Hills Bancorp Inc.	29,869	893
	Stellar Bancorp Inc.	30,307	893

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Virtus Investment Partners Inc.	4,650	890
	City Holding Co.	9,521	886
	S&T Bancorp Inc.	25,485	871
	First Commonwealth Financial Corp.	62,287	870
	First Busey Corp.	35,148	869
	StepStone Group Inc. Class A	34,477	868
	Corebridge Financial Inc.	43,271	868
	FB Financial Corp.	23,950	866
	Hilltop Holdings Inc.	28,388	852
*	PRA Group Inc.	25,009	845
	Employers Holdings Inc.	19,360	835
	Safety Insurance Group Inc.	9,855	830
	OFG Bancorp	30,081	829
*	Blucora Inc.	32,336	826
	BGC Partners Inc. Class A	218,575	824
[1]	ARMOUR Residential REIT Inc.	145,888	821
	OceanFirst Financial Corp.	38,025	808
	PennyMac Financial Services Inc.	14,217	806
	Pathward Financial Inc.	18,572	800
*	Enova International Inc.	20,806	798
	Stewart Information Services Corp.	18,263	780
[1]	Ready Capital Corp.	69,565	775
	Southside Bancshares Inc.	21,385	770
	Ladder Capital Corp. Class A	76,036	763
	Compass Diversified Holdings	41,066	749
	Nelnet Inc. Class A	8,086	734
	Capitol Federal Financial Inc.	83,506	722
*	Triumph Financial Inc.	14,784	722
	Origin Bancorp Inc.	19,475	715
	Lakeland Bancorp Inc.	40,156	707
	PennyMac Mortgage Investment Trust	57,037	707
*	Palomar Holdings Inc.	15,554	702
	MFA Financial Inc. REIT	70,543	695
	Dime Community Bancshares Inc.	21,596	687
	German American Bancorp Inc.	18,387	686
	Franklin BSP Realty Trust Inc. REIT	52,036	671
	Heritage Financial Corp.	21,778	667
	AMERISAFE Inc.	12,816	666
*	Encore Capital Group Inc.	13,895	666
	Premier Financial Corp.	24,679	666
*	MoneyGram International Inc.	60,826	662
	Brookline Bancorp Inc.	46,630	660
	Cowen Inc. Class A	16,915	653
		Shares	Market Value• ($000)
*	Nicolet Bankshares Inc.	8,011	639
	Tompkins Financial Corp.	8,236	639
	Live Oak Bancshares Inc.	21,107	637
	Preferred Bank	8,386	626
	ProAssurance Corp.	35,652	623
	Federal Agricultural Mortgage Corp. Class C	5,472	617
*	Customers Bancorp Inc.	21,607	612
	Mercury General Corp.	17,747	607
	New York Mortgage Trust Inc.	233,659	598
*,1	Upstart Holdings Inc.	44,843	593
*	LendingClub Corp.	66,705	587
	Argo Group International Holdings Ltd.	22,697	587
	ConnectOne Bancorp Inc.	24,205	586
	TFS Financial Corp.	39,589	570
[1]	Bank First Corp.	5,881	546
*	Columbia Financial Inc.	25,194	545
[1]	Rocket Cos. Inc. Class A	77,800	545
	Amerant Bancorp Inc.	19,654	528
	Enact Holdings Inc.	21,697	523
	Banc of California Inc.	32,726	521
	Camden National Corp.	12,445	519
*	Ambac Financial Group Inc.	29,552	515
	Washington Trust Bancorp Inc.	10,901	514
	Peoples Bancorp Inc.	18,135	512
	QCR Holdings Inc.	10,278	510
	First Bancorp Inc. (XNMS)	15,859	508
	Heritage Commerce Corp.	37,367	486
	Hanmi Financial Corp.	19,616	485
	United Fire Group Inc.	17,731	485
	First Foundation Inc.	33,535	481
	WisdomTree Inc.	87,812	479
	Brightsphere Investment Group Inc.	23,285	479
*	Lemonade Inc.	34,908	478
	Univest Financial Corp.	17,983	470
	Northfield Bancorp Inc.	29,814	469
	Redwood Trust Inc.	68,178	461
	KKR Real Estate Finance Trust Inc.	32,945	460
	Community Trust Bancorp Inc.	9,971	458
	Ellington Financial Inc.	36,623	453
	Kearny Financial Corp.	43,112	438
	TrustCo Bank Corp. NY	11,528	433
	Dynex Capital Inc.	33,541	427
	James River Group Holdings Ltd.	20,375	426
	HarborOne Bancorp Inc.	30,455	423

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Victory Capital Holdings Inc. Class A	15,703	421
[1]	Orchid Island Capital Inc.	40,086	421
	iStar Inc.	53,957	412
	First Mid Bancshares Inc.	12,765	409
	Old Second Bancorp Inc.	25,521	409
*	Goosehead Insurance Inc. Class A	11,886	408
	Flushing Financial Corp.	20,973	406
*	Open Lending Corp. Class A	59,423	401
*	MBIA Inc.	30,978	398
	Cambridge Bancorp	4,727	393
	Peapack-Gladstone Financial Corp.	10,493	391
	B Riley Financial Inc.	11,399	390
*	Metropolitan Bank Holding Corp.	6,652	390
	Byline Bancorp Inc.	16,831	387
	Brightspire Capital Inc. Class A	61,010	380
	Midland States Bancorp Inc.	14,003	373
	National Western Life Group Inc. Class A	1,325	372
*	Coastal Financial Corp.	7,793	370
	Amalgamated Financial Corp.	16,023	369
	Great Southern Bancorp Inc.	6,158	366
	CNB Financial Corp.	15,254	363
*	SiriusPoint Ltd.	61,350	362
*,1	Riot Blockchain Inc.	105,831	359
*	Clearwater Analytics Holdings Inc. Class A	18,871	354
	Equity Bancshares Inc. Class A	10,726	350
	Mercantile Bank Corp.	10,446	350
	Business First Bancshares Inc.	15,762	349
*,1	Silvergate Capital Corp. Class A	20,036	349
	HomeStreet Inc.	12,531	346
	Horizon Bancorp Inc.	22,909	345
*	CrossFirst Bankshares Inc.	27,698	344
	First Financial Corp.	7,285	336
	Central Pacific Financial Corp.	16,183	328
	Bank of Marin Bancorp	9,824	323
	Independent Bank Corp.	13,430	321
	Bar Harbor Bankshares	9,895	317
*	EZCorp. Inc. Class A	38,810	316
	Diamond Hill Investment Group Inc.	1,626	301
*	Assetmark Financial Holdings Inc.	12,850	296
	Broadmark Realty Capital Inc.	82,276	293
		Shares	Market Value• ($000)
	First Community Bankshares Inc.	8,565	290
	Arrow Financial Corp.	8,460	287
	Alerus Financial Corp.	12,077	282
[1]	CBL & Associates Properties Inc.	12,130	280
	TPG RE Finance Trust Inc.	41,064	279
	SmartFinancial Inc.	10,103	278
	Merchants Bancorp	11,200	272
	P10 Inc. Class A	25,496	272
	American National Bankshares Inc.	7,342	271
*	Bridgewater Bancshares Inc.	15,252	271
	Metrocity Bankshares Inc.	12,490	270
	Peoples Financial Services Corp.	5,056	262
	ACNB Corp.	6,589	262
*	Southern First Bancshares Inc.	5,656	259
[1]	Invesco Mortgage Capital REIT	20,298	258
	Capital City Bank Group Inc.	7,891	256
	First of Long Island Corp.	14,231	256
*,1	Marathon Digital Holdings Inc.	74,868	256
	Hingham Institution for Savings	923	255
	Perella Weinberg Partners Class A	25,929	254
*	Blue Foundry Bancorp	19,670	253
[1]	NexPoint Diversified REIT	22,210	249
	Northrim BanCorp Inc.	4,505	246
	Tiptree Inc.	17,754	246
	Civista Bancshares Inc.	11,120	245
	Farmers National Banc Corp.	17,371	245
	HomeTrust Bancshares Inc.	10,069	243
	Macatawa Bank Corp.	22,021	243
	MidWestOne Financial Group Inc.	7,622	242
	Mid Penn Bancorp Inc.	8,011	240
*	F&G Annuities & Life Inc.	11,867	237
	Citizens & Northern Corp.	10,308	236
	Enterprise Bancorp Inc.	6,660	235
[1]	John Marshall Bancorp Inc.	7,930	228
	1st Source Corp.	4,239	225
	West BanCorp. Inc.	8,776	224
[1]	Farmers & Merchants Bancorp Inc.	8,192	223
	GCM Grosvenor Inc. Class A	29,149	222
*	Professional Holding Corp. Class A	7,960	221
	Sierra Bancorp	10,371	220
	Republic Bancorp Inc. Class A	5,300	217

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Universal Insurance Holdings Inc.	20,437	216
*	Carter Bankshares Inc.	12,707	211
	Southern Missouri Bancorp Inc.	4,591	210
	RBB Bancorp	10,024	209
	Financial Institutions Inc.	8,542	208
	Capstar Financial Holdings Inc.	11,382	201
*	Oscar Health Inc. Class A	81,706	201
[1]	UWM Holdings Corp.	60,612	201
	Primis Financial Corp.	16,733	198
	Timberland Bancorp Inc.	5,735	196
	HCI Group Inc.	4,916	195
[1]	AFC Gamma Inc.	12,195	192
	Esquire Financial Holdings Inc.	4,353	188
	Chicago Atlantic Real Estate Finance Inc.	12,398	187
	FS Bancorp Inc.	5,528	185
	Shore Bancshares Inc.	10,622	185
	Codorus Valley Bancorp Inc.	7,652	182
	Granite Point Mortgage Trust Inc.	34,021	182
	South Plains Financial Inc.	6,388	176
	BayCom Corp.	9,049	172
	Investar Holding Corp.	7,982	172
[1]	Northeast Community Bancorp Inc.	11,548	172
	ChoiceOne Financial Services Inc.	5,893	171
	BCB Bancorp Inc.	9,445	170
	First Internet Bancorp	6,960	169
	Regional Management Corp.	5,980	168
	First Bancorp Inc. (XNGS)	5,583	167
	PCB Bancorp	9,463	167
	Investors Title Co.	1,118	165
	Orrstown Financial Services Inc.	7,126	165
*,1	Third Coast Bancshares Inc.	8,955	165
	Community Financial Corp.	4,110	164
	Five Star Bancorp	5,975	163
	Northeast Bank	3,845	162
	MainStreet Bancshares Inc.	5,879	162
	Guaranty Bancshares Inc.	4,660	161
	Waterstone Financial Inc.	9,358	161
	ESSA Bancorp Inc.	7,596	159
	Territorial Bancorp Inc.	6,581	158
*	First Western Financial Inc.	5,599	158
	First Business Financial Services Inc.	4,292	157
*	LendingTree Inc.	7,381	157
	MVB Financial Corp.	7,102	156
[1]	PCSB Financial Corp.	8,158	155
		Shares	Market Value• ($000)
	Penns Woods Bancorp Inc.	5,670	151
	Home Bancorp Inc.	3,743	150
	Plumas Bancorp	4,045	150
	National Bankshares Inc.	3,647	147
[1]	Greene County Bancorp Inc.	2,548	146
*,1	Hagerty Inc. Class A	17,303	146
	Oppenheimer Holdings Inc. Class A	3,410	144
*	World Acceptance Corp.	2,153	142
	Colony Bankcorp Inc.	11,165	142
	First Community Corp.	6,423	141
	Summit Financial Group Inc.	5,649	141
*	Greenlight Capital Re Ltd. Class A	17,246	141
*	California BanCorp.	5,914	141
[1]	Salisbury Bancorp Inc.	4,464	140
	Western New England Bancorp Inc.	14,481	137
	LCNB Corp.	7,580	136
	Red River Bancshares Inc.	2,646	135
	Central Valley Community Bancorp	6,312	134
	C&F Financial Corp.	2,281	133
	Evans Bancorp Inc.	3,554	133
	Norwood Financial Corp.	3,972	133
	Southern States Bancshares Inc.	4,587	133
	FNCB Bancorp Inc.	15,952	131
	Parke Bancorp Inc.	6,244	129
	Chemung Financial Corp.	2,801	128
*	FVCBankcorp Inc.	6,717	128
	Middlefield Banc Corp.	4,658	128
	Peoples Bancorp of North Carolina Inc.	3,935	128
	Capital Bancorp Inc.	5,450	128
	Meridian Corp.	4,236	128
	Great Ajax Corp.	17,359	126
	Blue Ridge Bankshares Inc.	9,916	124
*	Forge Global Holdings Inc.	71,666	124
	First Bank	8,936	123
	Bank of Princeton	3,849	122
	Donegal Group Inc. Class A	8,568	122
*	Pioneer Bancorp Inc.	10,394	118
	AG Mortgage Investment Trust Inc.	22,081	117
	First United Corp.	5,904	116
*	Malvern Bancorp Inc.	6,545	116
*,1	Hippo Holdings Inc.	8,539	116
	HBT Financial Inc.	5,755	113
	Orange County Bancorp Inc.	2,434	113
*	ECB Bancorp Inc.	7,042	113
	Sculptor Capital Management Inc. Class A	12,930	112

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ames National Corp.	4,723	111
[1]	First Guaranty Bancshares Inc.	4,672	110
	Old Point Financial Corp.	4,032	109
	William Penn Bancorp Inc.	8,580	104
*	Sterling Bancorp Inc.	16,749	102
	Fidelity D&D Bancorp Inc.	2,155	102
	loanDepot Inc. Class A	61,728	102
	CF Bankshares Inc.	4,748	101
*	Ocwen Financial Corp.	3,313	101
*	NI Holdings Inc.	7,567	100
	Greenhill & Co. Inc.	9,629	99
	CB Financial Services Inc.	4,564	98
	SB Financial Group Inc.	5,628	94
*	Arlington Asset Investment Corp. Class A	31,693	93
	Bankwell Financial Group Inc.	3,177	93
	Crawford & Co. Class A	16,750	93
	Silvercrest Asset Management Group Inc. Class A	4,801	90
	United Bancorp Inc.	6,101	90
	Union Bankshares Inc.	3,794	89
[1]	Cherry Hill Mortgage Investment Corp.	14,986	87
*,1	USCB Financial Holdings Inc.	7,092	87
	Linkbancorp Inc.	9,334	87
	Unity Bancorp Inc.	3,134	86
*	Trean Insurance Group Inc.	14,276	86
	Finward Bancorp	2,353	85
	Nexpoint Real Estate Finance Inc.	5,255	83
[1]	Hanover Bancorp Inc.	4,065	83
*	Oportun Financial Corp.	14,660	81
*	Ponce Financial Group Inc.	8,735	81
*	Maiden Holdings Ltd.	38,102	80
*,1	Heritage Global Inc.	34,014	80
	Associated Capital Group Inc. Class A	1,854	78
	Westwood Holdings Group Inc.	7,041	78
	Seven Hills Realty Trust	8,503	77
*,1	Citizens Inc. Class A	35,558	76
[1]	Provident Financial Holdings Inc.	5,547	76
*	Consumer Portfolio Services Inc.	8,509	75
	Richmond Mutual BanCorp. Inc.	5,788	75
*	Velocity Financial LLC	7,686	74
*,1	Finwise Bancorp	7,943	74
	Bank7 Corp.	2,764	71
*	Rigetti Computing Inc.	98,039	71
*	eHealth Inc.	14,420	70
	Summit State Bank	4,372	69
		Shares	Market Value• ($000)
	OP Bancorp	5,995	67
*,1	Guild Holdings Co. Class A	6,557	66
	Medallion Financial Corp.	8,839	63
	Eagle Bancorp Montana Inc.	3,864	62
*	ACRES Commercial Realty Corp.	7,472	62
	First Northwest Bancorp	3,959	61
[1]	Hawthorn Bancshares Inc.	2,780	61
	Sachem Capital Corp.	18,378	61
	AmeriServ Financial Inc.	15,247	60
	Provident Bancorp Inc.	8,209	60
*,1	Bakkt Holdings Inc.	50,567	60
*,1	Dave Inc.	208,247	60
*	Safeguard Scientifics Inc.	17,737	55
	First Savings Financial Group Inc.	2,763	55
*	Republic First Bancorp Inc.	25,101	54
[1]	Lument Finance Trust Inc.	27,115	52
	Riverview Bancorp Inc.	6,661	51
	Luther Burbank Corp.	4,292	48
	BankFinancial Corp.	4,443	47
*,1	Doma Holdings Inc.	100,552	46
	Sound Financial Bancorp Inc.	1,102	45
	US Global Investors Inc. Class A	15,552	45
	Curo Group Holdings Corp.	12,507	44
*	Great Elm Group Inc.	18,596	38
	Manhattan Bridge Capital Inc.	6,830	37
*	Elevate Credit Inc.	20,549	36
	Auburn National BanCorp Inc.	1,551	36
*	Security National Financial Corp. Class A	4,981	36
	Heritage Insurance Holdings Inc.	19,570	35
*	Midwest Holding Inc.	2,640	34
[1]	Angel Oak Mortgage Inc.	6,897	33
*	Sunlight Financial Holdings Inc.	24,670	32
*	GoHealth Inc. Class A	3,042	32
	Partners Bancorp.	3,437	30
	First Financial Northwest Inc.	1,845	28
	Hennessy Advisors Inc.	3,282	28
	Limestone Bancorp Inc.	1,127	28
*	Broadway Financial Corp.	24,365	25
*	Nicholas Financial Inc.	3,692	23
	United Insurance Holdings Corp.	19,845	21
*	Root Inc. Class A	3,646	16
	Kingstone Cos. Inc.	8,512	11

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Conifer Holdings Inc.	4,822	8
	Crawford & Co. Class B	845	4
			3,002,976
Health Care (14.8%)
	UnitedHealth Group Inc.	626,824	332,330
	Johnson & Johnson	1,752,288	309,542
	Eli Lilly & Co.	573,630	209,857
	Pfizer Inc.	3,766,515	192,996
	AbbVie Inc.	1,185,752	191,629
	Merck & Co. Inc.	1,699,770	188,589
	Thermo Fisher Scientific Inc.	263,945	145,352
	Abbott Laboratories	1,172,414	128,719
	Danaher Corp.	439,497	116,651
	Bristol-Myers Squibb Co.	1,426,123	102,610
	Amgen Inc.	357,663	93,937
	Elevance Health Inc.	160,375	82,268
	Gilead Sciences Inc.	842,048	72,290
	Medtronic plc	891,790	69,310
	Cigna Corp.	205,436	68,069
*	Intuitive Surgical Inc.	236,816	62,839
	Stryker Corp.	228,171	55,786
*	Vertex Pharmaceuticals Inc.	172,055	49,686
*	Regeneron Pharmaceuticals Inc.	68,116	49,145
	Becton Dickinson and Co.	190,106	48,344
*	Boston Scientific Corp.	960,887	44,460
	Humana Inc.	84,743	43,404
	Zoetis Inc.	281,417	41,242
*	Moderna Inc.	220,296	39,570
	HCA Healthcare Inc.	142,215	34,126
*	Centene Corp.	379,481	31,121
*	Edwards Lifesciences Corp.	414,771	30,946
	Agilent Technologies Inc.	197,813	29,603
*	DexCom Inc.	260,068	29,450
*	Biogen Inc.	97,182	26,912
*	IQVIA Holdings Inc.	124,400	25,488
*	IDEXX Laboratories Inc.	55,616	22,689
*	Illumina Inc.	106,201	21,474
	ResMed Inc.	98,729	20,548
*	Alnylam Pharmaceuticals Inc.	82,193	19,533
	Zimmer Biomet Holdings Inc.	141,221	18,006
*	Horizon Therapeutics plc	152,720	17,380
	Baxter International Inc.	340,021	17,331
*	Veeva Systems Inc. Class A	95,274	15,375
	Laboratory Corp. of America Holdings	59,101	13,917
*	Insulet Corp.	46,345	13,643
	Cardinal Health Inc.	174,823	13,439
*	Molina Healthcare Inc.	38,959	12,865
*	BioMarin Pharmaceutical Inc.	124,247	12,858
*	Hologic Inc.	165,617	12,390
	STERIS plc	66,704	12,320
*	Seagen Inc.	93,065	11,960
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	75,952	11,882
	PerkinElmer Inc.	84,188	11,805
	West Pharmaceutical Services Inc.	49,404	11,627
	Cooper Cos. Inc.	33,059	10,932
*	Align Technology Inc.	49,555	10,451
*	Incyte Corp.	125,794	10,104
	Royalty Pharma plc Class A	253,299	10,010
	Viatris Inc.	823,964	9,171
*	Avantor Inc.	427,438	9,015
	Bio-Techne Corp.	106,719	8,845
*	United Therapeutics Corp.	30,396	8,453
	Teleflex Inc.	31,957	7,977
*	Neurocrine Biosciences Inc.	64,333	7,684
*	Charles River Laboratories International Inc.	34,010	7,411
*	Henry Schein Inc.	90,606	7,237
*	Sarepta Therapeutics Inc.	55,307	7,167
*	Jazz Pharmaceuticals plc	39,882	6,354
*	Repligen Corp.	37,165	6,292
*	Bio-Rad Laboratories Inc. Class A	14,219	5,979
*	Exact Sciences Corp.	118,981	5,891
[1]	Universal Health Services Inc. Class B	40,691	5,733
*	Penumbra Inc.	24,248	5,394
*	Catalent Inc.	114,508	5,154
	Chemed Corp.	10,087	5,149
*	Novocure Ltd.	70,058	5,139
*	Halozyme Therapeutics Inc.	90,075	5,125
*	Acadia Healthcare Co. Inc.	60,901	5,013
*	Shockwave Medical Inc.	24,117	4,959
*	Masimo Corp.	33,427	4,946
*	Inspire Medical Systems Inc.	19,444	4,898
	Bruker Corp.	68,869	4,707
	Organon & Co.	168,193	4,698
	DENTSPLY SIRONA Inc.	144,104	4,588
	Encompass Health Corp.	66,646	3,986
*	Elanco Animal Health Inc. (XNYS)	318,292	3,890
*	Globus Medical Inc. Class A	52,022	3,864
*	Envista Holdings Corp.	112,370	3,783
*	Karuna Therapeutics Inc.	18,468	3,629
*	Tenet Healthcare Corp.	72,441	3,534
*	Exelixis Inc.	216,257	3,469
*	HealthEquity Inc.	55,932	3,448
*	Ionis Pharmaceuticals Inc.	90,616	3,423
*	Medpace Holdings Inc.	15,552	3,303
	Ensign Group Inc.	34,744	3,287
*	Apellis Pharmaceuticals Inc.	63,058	3,261

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	LHC Group Inc.	19,736	3,191
*	Option Care Health Inc.	103,239	3,106
	Perrigo Co. plc	89,973	3,067
*	Intra-Cellular Therapies Inc.	57,348	3,035
*	Alkermes plc	110,769	2,894
*	QuidelOrtho Corp.	33,087	2,835
	Premier Inc. Class A	79,437	2,779
*	Natera Inc.	69,083	2,775
*	Cytokinetics Inc.	60,538	2,774
*	Merit Medical Systems Inc.	38,198	2,698
*	Arrowhead Pharmaceuticals Inc.	66,416	2,694
*	Haemonetics Corp.	33,649	2,646
*	Integra LifeSciences Holdings Corp.	47,067	2,639
*	Madrigal Pharmaceuticals Inc.	8,956	2,599
*	Prometheus Biosciences Inc.	23,222	2,554
*	Syneos Health Inc.	68,109	2,498
*	DaVita Inc.	32,757	2,446
*,1	ICU Medical Inc.	14,966	2,357
*	Lantheus Holdings Inc.	46,001	2,344
*	Vaxcyte Inc.	47,864	2,295
*	Teladoc Health Inc.	96,409	2,280
*	Amicus Therapeutics Inc.	184,099	2,248
*	10X Genomics Inc. Class A	61,203	2,230
*	agilon health Inc.	137,465	2,219
*	Doximity Inc. Class A	63,473	2,130
*	Ultragenyx Pharmaceutical Inc.	45,641	2,115
*	Neogen Corp.	138,166	2,104
*	Prestige Consumer Healthcare Inc.	33,520	2,098
*	Axonics Inc.	33,257	2,080
*	1Life Healthcare Inc.	121,155	2,024
*	Oak Street Health Inc.	89,763	1,931
*	Denali Therapeutics Inc.	68,961	1,918
*	IVERIC bio Inc.	89,418	1,914
*	Tandem Diabetes Care Inc.	42,362	1,904
*	Intellia Therapeutics Inc.	54,004	1,884
	CONMED Corp.	20,893	1,852
*	Amedisys Inc.	21,896	1,829
*	Inari Medical Inc.	28,717	1,825
*	iRhythm Technologies Inc.	19,438	1,821
*	PTC Therapeutics Inc.	47,213	1,802
*	Insmed Inc.	90,158	1,801
*,1	Axsome Therapeutics Inc.	23,282	1,796
*	Blueprint Medicines Corp.	40,643	1,781
*	Beam Therapeutics Inc.	45,535	1,781
*	Guardant Health Inc.	64,386	1,751
*	Evolent Health Inc. Class A	61,459	1,726
*	Vir Biotechnology Inc.	67,206	1,701
	Select Medical Holdings Corp.	66,630	1,654
		Shares	Market Value• ($000)
*	Akero Therapeutics Inc.	29,969	1,642
*	Enovis Corp.	30,435	1,629
	Patterson Cos. Inc.	57,704	1,617
*	Progyny Inc.	50,015	1,558
*	STAAR Surgical Co.	31,868	1,547
*	Mirati Therapeutics Inc.	34,086	1,544
*	Omnicell Inc.	29,294	1,477
*	BioCryst Pharmaceuticals Inc.	127,845	1,468
*	Integer Holdings Corp.	21,449	1,468
*	NuVasive Inc.	35,515	1,465
*	Celldex Therapeutics Inc.	32,437	1,446
*	Signify Health Inc. Class A	49,382	1,415
*	Glaukos Corp.	30,933	1,351
*,1	Ginkgo Bioworks Holdings Inc.	781,607	1,321
*	Cerevel Therapeutics Holdings Inc.	41,693	1,315
*	REVOLUTION Medicines Inc.	54,808	1,306
*	ACADIA Pharmaceuticals Inc.	81,250	1,293
*	Silk Road Medical Inc.	24,464	1,293
*	Certara Inc.	80,247	1,290
*	AtriCure Inc.	28,770	1,277
*	Sage Therapeutics Inc.	33,027	1,260
*	Corcept Therapeutics Inc.	61,449	1,248
*	TransMedics Group Inc.	19,968	1,232
*	Amylyx Pharmaceuticals Inc.	33,023	1,220
*	Krystal Biotech Inc.	14,957	1,185
*	Catalyst Pharmaceuticals Inc.	63,355	1,178
*	Supernus Pharmaceuticals Inc.	32,984	1,177
*	Relay Therapeutics Inc.	77,937	1,164
*	Pacific Biosciences of California Inc.	139,795	1,144
*	Surgery Partners Inc.	40,885	1,139
*	Pacira BioSciences Inc.	28,710	1,108
*	Veracyte Inc.	46,640	1,107
*,1	Rhythm Pharmaceuticals Inc.	37,886	1,103
*	Harmony Biosciences Holdings Inc.	19,879	1,095
*	Addus HomeCare Corp.	10,934	1,088
*	Syndax Pharmaceuticals Inc.	42,477	1,081
*	Maravai LifeSciences Holdings Inc. Class A	74,883	1,072
*	Arvinas Inc.	30,886	1,057
*	Xencor Inc.	39,729	1,035
*	Agios Pharmaceuticals Inc.	36,572	1,027
*	Ironwood Pharmaceuticals Inc. Class A	82,566	1,023
*	Phreesia Inc.	31,497	1,019
*	TG Therapeutics Inc.	85,182	1,008

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Revance Therapeutics Inc.	54,270	1,002
*,1	PROCEPT BioRobotics Corp.	24,113	1,002
*	Chinook Therapeutics Inc.	37,734	989
*	Owens & Minor Inc.	50,511	986
*	Avidity Biosciences Inc.	44,302	983
*	AdaptHealth Corp. Class A	49,976	961
	Embecta Corp.	37,671	953
*	Meridian Bioscience Inc.	28,534	948
*	FibroGen Inc.	57,103	915
*	Travere Thrapeutics Inc.	42,522	894
*	Nevro Corp.	22,284	882
*	Twist Bioscience Corp.	37,019	881
*	Avanos Medical Inc.	32,399	877
*	Dynavax Technologies Corp.	81,950	872
*	Privia Health Group Inc.	38,116	866
*	MannKind Corp.	160,991	848
*	SpringWorks Therapeutics Inc.	32,419	843
*	Vericel Corp.	31,914	841
*	CorVel Corp.	5,758	837
*	Pediatrix Medical Group Inc.	55,482	824
*	Apollo Medical Holdings Inc.	27,276	807
*	Replimune Group Inc.	29,366	799
*	Outset Medical Inc.	30,895	798
*	R1 RCM Inc.	70,824	776
*,1	Cassava Sciences Inc.	26,237	775
*	ModivCare Inc.	8,588	771
*	Warby Parker Inc. Class A	56,145	757
*	Rocket Pharmaceuticals Inc.	38,072	745
*	Myriad Genetics Inc.	51,248	744
*	ImmunoGen Inc.	145,888	724
*	NeoGenomics Inc.	78,037	721
*,1	DICE Therapeutics Inc.	22,698	708
*	Viridian Therapeutics Inc.	24,141	705
*	Day One Biopharmaceuticals Inc.	32,768	705
*	Amphastar Pharmaceuticals Inc.	25,012	701
*	Ligand Pharmaceuticals Inc.	10,389	694
	US Physical Therapy Inc.	8,403	681
*	Reata Pharmaceuticals Inc. Class A	17,518	665
*	Kymera Therapeutics Inc.	26,515	662
*	Immunovant Inc.	36,686	651
*	Arcellx Inc.	20,811	645
*	NextGen Healthcare Inc.	34,265	643
*	Iovance Biotherapeutics Inc.	100,465	642
		Shares	Market Value• ($000)
*	Adaptive Biotechnologies Corp.	83,604	639
*	Aclaris Therapeutics Inc.	40,404	636
*	Arcus Biosciences Inc.	30,654	634
*	Ventyx Biosciences Inc.	19,254	631
*	Alignment Healthcare Inc.	53,229	626
	Healthcare Services Group Inc.	51,351	616
*	Provention Bio Inc.	56,692	599
	LeMaitre Vascular Inc.	12,968	597
*	Keros Therapeutics Inc.	12,408	596
*	Geron Corp. (XNGS)	245,295	594
*	RadNet Inc.	31,573	594
*	Treace Medical Concepts Inc.	25,643	590
*	Enanta Pharmaceuticals Inc.	12,671	589
*	Imago Biosciences Inc.	16,173	581
*	Avid Bioservices Inc.	41,974	578
*	Zentalis Pharmaceuticals Inc.	28,650	577
*	Innoviva Inc.	42,734	566
*	Deciphera Pharmaceuticals Inc.	33,961	557
*	REGENXBIO Inc.	24,573	557
*	Varex Imaging Corp.	27,432	557
*	Sotera Health Co.	66,690	556
*	ADMA Biologics Inc.	141,451	549
*	Inhibrx Inc.	22,277	549
*	Cytek Biosciences Inc.	53,810	549
*	Fate Therapeutics Inc.	54,076	546
*,1	Nuvalent Inc. Class A	18,284	544
*,1	Novavax Inc.	52,716	542
*	Ideaya Biosciences Inc.	29,377	534
*	Bridgebio Pharma Inc.	69,764	532
	Atrion Corp.	950	531
*	Alphatec Holdings Inc.	42,919	530
*	Recursion Pharmaceuticals Inc. Class A	68,468	528
*	Crinetics Pharmaceuticals Inc.	28,767	526
*	Viking Therapeutics Inc.	55,785	524
*	Morphic Holding Inc.	19,397	519
*	Arcutis Biotherapeutics Inc.	34,869	516
	National HealthCare Corp.	8,649	515
*,1	Verve Therapeutics Inc.	26,561	514
*	Collegium Pharmaceutical Inc.	21,847	507
*	UFP Technologies Inc.	4,279	504
*	Altimmune Inc.	30,386	500
*	Pliant Therapeutics Inc.	25,822	499
*	Cutera Inc.	11,232	497
*	Kura Oncology Inc.	39,662	492
*	EQRx Inc.	199,871	492
*	ViewRay Inc.	108,742	487

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hims & Hers Health Inc.	74,219	476
	National Research Corp.	12,703	474
*	Theravance Biopharma Inc.	41,732	468
*	BioLife Solutions Inc.	25,648	467
*	CTI BioPharma Corp.	75,819	456
*,1	Anavex Life Sciences Corp.	48,655	451
*,1	Point Biopharma Global Inc.	61,839	451
*	American Well Corp. Class A	158,201	448
*	Cogent Biosciences Inc.	38,680	447
*	Enhabit Inc.	33,323	439
*	AnaptysBio Inc.	14,122	438
*	Agenus Inc.	181,563	436
*	HealthStream Inc.	17,513	435
*	Heska Corp.	6,948	432
*	Alector Inc.	46,681	431
*	Cerus Corp.	117,250	428
*	CareDx Inc.	36,939	421
*	Editas Medicine Inc. Class A	46,258	410
*	Health Catalyst Inc.	38,571	410
*	Coherus Biosciences Inc.	50,883	403
*,1	Fulgent Genetics Inc.	13,415	399
*	ANI Pharmaceuticals Inc.	9,798	394
*	Community Health Systems Inc.	88,429	382
*	Accolade Inc.	48,104	375
*	OrthoPediatrics Corp.	9,379	373
*,1	23andMe Holding Co. Class A	172,212	372
*	Agiliti Inc.	22,749	371
*	Seres Therapeutics Inc.	66,052	370
*	4D Molecular Therapeutics Inc.	16,636	369
*	Cymabay Therapeutics Inc.	58,479	367
*	Mersana Therapeutics Inc.	62,625	367
*	Cardiovascular Systems Inc.	26,903	366
*	AVEO Pharmaceuticals Inc.	24,456	366
*	Rapt Therapeutics Inc.	18,269	362
*	Esperion Therapeutics Inc.	57,940	361
*	iTeos Therapeutics Inc.	18,508	361
*	Cara Therapeutics Inc.	33,488	360
*	Castle Biosciences Inc.	15,171	357
*	Emergent BioSolutions Inc.	30,037	355
*	AngioDynamics Inc.	25,475	351
*	89bio Inc.	27,336	348
*	MaxCyte Inc.	63,539	347
*	Ardelyx Inc.	121,488	346
*	Sangamo Therapeutics Inc.	110,293	346
*	Bluebird Bio Inc.	49,578	343
*	OPKO Health Inc.	273,854	342
		Shares	Market Value• ($000)
*	Lyell Immunopharma Inc.	97,047	337
*,1	Zymeworks Inc.	42,912	337
*	Allakos Inc.	39,930	336
*	Sutro Biopharma Inc.	40,875	330
*	Anika Therapeutics Inc.	11,076	328
*	Protagonist Therapeutics Inc.	29,793	325
*	Invitae Corp.	174,382	324
*	Mirum Pharmaceuticals Inc.	16,599	324
*	Bioxcel Therapeutics Inc.	15,053	323
*	Paragon 28 Inc.	16,873	322
*	Brookdale Senior Living Inc.	117,747	321
*	Allogene Therapeutics Inc.	50,847	320
*	Artivion Inc.	26,298	319
*	Quanterix Corp.	22,735	315
*,1	Sharecare Inc.	197,135	315
*	Intercept Pharmaceuticals Inc.	25,295	313
*	Albireo Pharma Inc.	14,251	308
*	Kezar Life Sciences Inc.	43,585	307
*	Nurix Therapeutics Inc.	27,960	307
*	Inovio Pharmaceuticals Inc.	195,712	305
*	DocGo Inc.	43,149	305
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	299
*	Inogen Inc.	15,064	297
*	Orthofix Medical Inc.	14,324	294
*	Surmodics Inc.	8,541	291
*,1	Bionano Genomics Inc.	198,365	290
*	Edgewise Therapeutics Inc.	32,287	289
*	Scholar Rock Holding Corp.	31,110	282
*	ImmunityBio Inc.	55,303	280
*,1	Compass Therapeutics Inc.	55,213	278
*	MacroGenics Inc.	41,349	277
*,1	Senseonics Holdings Inc.	269,188	277
*,1	Tango Therapeutics Inc.	38,224	277
*	Aldeyra Therapeutics Inc.	39,700	276
*	Nektar Therapeutics Class A	122,239	276
*	Multiplan Corp.	240,079	276
*	Vanda Pharmaceuticals Inc.	37,164	275
*	Arcturus Therapeutics Holdings Inc.	15,956	271
*,1	Sorrento Therapeutics Inc.	298,805	265
*	2seventy bio Inc.	28,225	264
*	SI-BONE Inc.	19,272	262
*	Atea Pharmaceuticals Inc.	54,141	260
*	PMV Pharmaceuticals Inc.	29,279	255

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	LifeStance Health Group Inc.	49,785	246
*	SomaLogic Inc.	97,861	246
*	Apollo Endosurgery Inc.	24,333	243
*	BioAtla Inc.	28,992	239
*	NanoString Technologies Inc.	29,545	235
*,1	Sana Biotechnology Inc.	58,914	233
*	OraSure Technologies Inc.	47,836	231
*	MiMedx Group Inc.	82,288	229
*,1	GoodRx Holdings Inc. Class A	49,148	229
*	PDS Biotechnology Corp.	17,161	227
*,1	Aerovate Therapeutics Inc.	7,673	225
*	Computer Programs and Systems Inc.	8,198	223
*	Fulcrum Therapeutics Inc.	30,402	221
*	Arbutus Biopharma Corp.	94,484	220
*	Sight Sciences Inc.	17,966	219
*	Axogen Inc.	21,846	218
*	Eagle Pharmaceuticals Inc.	7,396	216
	Zynex Inc.	15,250	212
*	Liquidia Corp.	33,257	212
*,1	Pennant Group Inc.	19,258	211
*	Dyne Therapeutics Inc.	18,113	210
*	Concert Pharmaceuticals Inc.	35,310	206
*	Harrow Health Inc.	13,876	205
*	Butterfly Network Inc.	83,265	205
*	Pulmonx Corp.	23,982	202
*	SeaSpine Holdings Corp.	24,102	201
*	Viemed Healthcare Inc.	26,437	200
*	Tarsus Pharmaceuticals Inc.	13,620	200
*	Atara Biotherapeutics Inc.	60,082	197
*	HilleVax Inc.	11,751	197
*	Codexis Inc.	41,959	196
*	Caribou Biosciences Inc.	31,157	196
*	Actinium Pharmaceuticals Inc.	18,282	195
*	Cullinan Oncology Inc.	18,523	195
*	Seer Inc. Class A	33,292	193
*	Clover Health Investments Corp. Class A	207,451	193
	Utah Medical Products Inc.	1,908	192
*	Nuvation Bio Inc.	100,004	192
*	Vor BioPharma Inc.	28,015	186
*	Heron Therapeutics Inc.	73,891	185
*	Evolus Inc.	24,497	184
*	Adicet Bio Inc.	20,544	184
*	Assertio Holdings Inc.	42,703	184
*	OmniAb Inc.	50,906	183
		Shares	Market Value• ($000)
*	Amneal Pharmaceuticals Inc.	91,556	182
	Phibro Animal Health Corp. Class A	13,442	180
*	Terns Pharmaceuticals Inc.	17,639	180
[1]	SIGA Technologies Inc.	24,311	179
*	Rigel Pharmaceuticals Inc.	118,372	178
*	OptimizeRx Corp.	10,556	177
*,1	Erasca Inc.	40,997	177
*	Zimvie Inc.	18,957	177
*	Ocugen Inc.	135,443	176
*	Joint Corp.	12,384	173
*	PetIQ Inc. Class A	18,318	169
*	Karyopharm Therapeutics Inc.	49,545	168
*	Alpine Immune Sciences Inc.	22,850	168
*	Astria Therapeutics Inc.	11,312	168
*	IGM Biosciences Inc.	9,841	167
*,1	Cabaletta Bio Inc.	18,083	167
*	Entrada Therapeutics Inc.	12,169	165
*	ClearPoint Neuro Inc.	19,277	163
*	C4 Therapeutics Inc.	27,453	162
*	CVRx Inc.	8,704	160
*	Vera Therapeutics Inc. Class A	8,026	155
*	ALX Oncology Holdings Inc.	13,412	151
*,1	Phathom Pharmaceuticals Inc.	13,388	150
*,1	Sanara Medtech Inc.	3,304	150
*	Tactile Systems Technology Inc.	13,009	149
*	Annexon Inc.	28,844	149
*,1	CareMax Inc.	40,950	149
*	Kodiak Sciences Inc.	20,721	148
*	NGM Biopharmaceuticals Inc.	29,422	148
*	Ocular Therapeutix Inc.	52,253	147
	iRadimed Corp.	5,161	146
*,1	Optinose Inc.	78,993	146
*	G1 Therapeutics Inc.	26,630	145
*,1	ARS Pharmaceuticals Inc.	16,780	143
*	Poseida Therapeutics Inc.	25,855	137
*	Gritstone bio Inc.	39,292	136
*,1	908 Devices Inc.	17,668	135
*	Cano Health Inc.	98,892	135
*	Puma Biotechnology Inc.	31,801	134
*,1	Vigil Neuroscience Inc.	10,718	134
*	Aadi Bioscience Inc.	10,337	133
*	Savara Inc.	85,084	132
*	Biomea Fusion Inc.	15,528	131
*,1	Prime Medicine Inc.	7,078	131
*	CorMedix Inc.	30,814	130
*	Neuronetics Inc.	18,525	127
*	Akoya Biosciences Inc.	13,086	125
*	Organogenesis Holdings Inc. Class A	45,335	122
*	GlycoMimetics Inc.	39,833	121

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	KalVista Pharmaceuticals Inc.	17,876	121
*	Stoke Therapeutics Inc.	13,132	121
*	Gossamer Bio Inc.	55,531	120
*	X4 Pharmaceuticals Inc.	120,734	120
*	ORIC Pharmaceuticals Inc.	20,428	120
*	Cincor Pharma Inc.	9,794	120
*	Innovage Holding Corp.	16,618	119
*	Accuray Inc.	56,460	118
*	Summit Therapeutics Inc.	27,701	118
*,1	Lineage Cell Therapeutics Inc.	99,941	117
*	Design Therapeutics Inc.	11,218	115
*,1	Outlook Therapeutics Inc.	105,871	114
*,1	Icosavax Inc.	14,363	114
*	An2 Therapeutics Inc.	11,939	114
*	Y-mAbs Therapeutics Inc.	23,165	113
*	Avita Medical Inc.	16,954	112
*	Larimar Therapeutics Inc.	26,882	111
*,1	KemPharm Inc.	24,085	111
*,1	Zomedica Corp.	672,102	110
*,1	Monte Rosa Therapeutics Inc.	14,315	109
*	Cue Health Inc.	51,949	108
*	Beyond Air Inc.	16,450	107
*,1	Rain Oncology Inc.	13,141	105
*	RxSight Inc.	8,313	105
*,1	Precigen Inc.	68,517	104
*,1	Xeris Biopharma Holdings Inc.	78,258	104
*	Nkarta Inc.	17,135	103
*,1	Marinus Pharmaceuticals Inc.	26,005	103
*	Selecta Biosciences Inc.	89,345	101
*,1	Omega Therapeutics Inc.	17,625	101
*	Allovir Inc.	19,387	99
*,1	Bright Health Group Inc.	151,953	99
*	Generation Bio Co.	25,032	98
*	Quantum-Si Inc.	53,609	98
*,1	Sonendo Inc.	34,483	98
*	Janux Therapeutics Inc.	7,344	97
*	Semler Scientific Inc.	2,930	97
*,2	PDL BioPharma Inc.	76,234	96
*	scPharmaceuticals Inc.	13,399	96
*	Greenwich Lifesciences Inc.	6,258	95
*	Chimerix Inc.	50,447	94
*,1	Omeros Corp.	41,682	94
*	Kinnate Biopharma Inc.	15,091	92
*	Lexicon Pharmaceuticals Inc.	47,908	91
*	Anixa Biosciences Inc.	21,079	90
*	Berkeley Lights Inc.	33,469	90
*	Celcuity Inc.	6,440	90
		Shares	Market Value• ($000)
*,1	Foghorn Therapeutics Inc.	13,954	89
*,1	Evelo Biosciences Inc.	54,959	88
*	Aura Biosciences Inc.	8,362	88
*,1	Sesen Bio Inc.	143,290	87
*	Voyager Therapeutics Inc.	14,203	87
*	Repro-Med Systems Inc.	24,313	87
*	XOMA Corp.	4,608	85
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	84
*	Frequency Therapeutics Inc.	21,606	83
*	Sensus Healthcare Inc.	11,106	82
*	InfuSystem Holdings Inc.	9,429	82
*,1	Acumen Pharmaceuticals Inc.	15,267	82
*	Tabula Rasa HealthCare Inc.	16,298	81
*	FONAR Corp.	4,742	79
*,1	Vaxart Inc.	82,063	79
*	Stereotaxis Inc.	37,475	78
*	Prelude Therapeutics Inc.	12,903	78
*	CytomX Therapeutics Inc.	48,168	77
*	Ovid therapeutics Inc.	40,633	76
*,1	Ocuphire Pharma Inc.	21,645	76
*	Relmada Therapeutics Inc.	21,534	75
*	Capricor Therapeutics Inc.	19,231	74
*	Graphite Bio Inc.	22,375	74
*	Matinas BioPharma Holdings Inc.	146,195	73
*,1	Rallybio Corp.	11,052	73
*,1	Alaunos Therapeutics Inc.	111,142	72
*	Athira Pharma Inc.	22,843	72
*	Century Therapeutics Inc.	13,813	71
*,1	CEL–SCI Corp.	29,843	70
*	Cue Biopharma Inc.	24,434	70
*	Harvard Bioscience Inc.	25,313	70
*	Rezolute Inc.	33,333	69
*	Adagio Therapeutics Inc.	45,821	69
*,1	Citius Pharmaceuticals Inc.	85,694	68
*	Nautilus Biotechnology Inc.	37,768	68
*,1	Humacyte Inc.	32,332	68
*	Akebia Therapeutics Inc.	115,906	67
*	EyePoint Pharmaceuticals Inc.	18,741	66
*,1	Disc Medicine Inc.	3,343	66
*	Standard Bio Tools Inc.	55,941	65
*	ChromaDex Corp.	37,499	63
*	Praxis Precision Medicines Inc.	26,629	63
*	Inotiv Inc.	12,773	63
*	Annovis Bio Inc.	4,518	61

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Absci Corp.	28,820	61
*,1	Hancock Jaffe Laboratories Inc.	11,710	60
*	Opiant Pharmaceuticals Inc.	2,938	60
*	Trevi Therapeutics Inc.	31,348	60
*	Tela Bio Inc.	5,011	58
*,1	Asensus Surgical Inc.	165,733	58
*	Tyra Biosciences Inc.	7,492	57
*	Co-Diagnostics Inc.	22,364	56
*	Olema Pharmaceuticals Inc.	22,688	56
*,1	Vaxxinity Inc. Class A	40,231	56
*,1	BrainStorm Cell Therapeutics Inc.	33,748	55
*	Durect Corp.	15,978	55
*,1	PepGen Inc.	3,938	53
*	Enzo Biochem Inc.	36,523	52
*	Celularity Inc.	40,095	52
*,1	Paratek Pharmaceuticals Inc.	27,473	51
*,1	Verastem Inc.	124,272	50
*,1	Seelos Therapeutics Inc.	73,139	50
*	Shattuck Labs Inc.	21,109	49
*	Personalis Inc.	24,439	48
*	Oncology Institute Inc.	29,068	48
*,1	Genprex Inc.	32,101	47
*,1	Theseus Pharmaceuticals Inc.	9,484	47
*	CytoSorbents Corp.	29,596	46
*,1	Atossa Therapeutics Inc.	87,558	46
*,1	Impel Pharmaceuticals Inc.	12,285	46
*,1	Talkspace Inc.	75,188	46
*,1	Third Harmonic Bio Inc.	10,433	45
*	Apyx Medical Corp.	18,313	43
*,1	Societal CDMO Inc.	29,155	43
*,1	Eton Pharmaceuticals Inc.	15,500	43
*	Passage Bio Inc.	30,974	43
*	Vicarious Surgical Inc.	21,349	43
*	Galectin Therapeutics Inc.	37,318	42
*	Kronos Bio Inc.	25,786	42
*,1	Viracta Therapeutics Inc.	28,450	42
*	Immuneering Corp. Class A	8,681	42
*	Merrimack Pharmaceuticals Inc.	3,556	41
*	XBiotech Inc.	11,624	41
*	Geron Corp. Warrant Exp. 12/31/25	73,748	41
*,1	Spectrum Pharmaceuticals Inc.	109,299	40
*,1	Forian Inc.	14,566	40
*,1	Adverum Biotechnologies Inc.	67,508	39
*	Homology Medicines Inc.	30,844	39
*	Pro-Dex Inc.	2,523	39
*	Cardiff Oncology Inc.	27,727	39
*	Singular Genomics Systems Inc.	19,503	39
		Shares	Market Value• ($000)
*,1	P3 Health Partners Inc.	21,070	39
*	Fortress Biotech Inc.	57,880	38
*,1	Vapotherm Inc.	13,917	38
*	Clearside Biomedical Inc.	33,371	37
*	aTyr Pharma Inc.	17,108	37
*	Cidara Therapeutics Inc.	48,780	37
*	Dare Bioscience Inc.	44,843	37
*	Movano Inc.	28,211	37
*	Precision BioSciences Inc.	30,107	36
*	Infinity Pharmaceuticals Inc.	65,713	36
*	Lantern Pharma Inc.	5,987	36
*,1	SELLAS Life Sciences Group Inc.	14,948	35
*	Bioventus Inc. Class A	13,494	35
*	Curis Inc.	61,130	34
*	Oncternal Therapeutics Inc.	34,025	34
*,1	Spero Therapeutics Inc.	19,689	34
*	Tenaya Therapeutics Inc.	16,974	34
*	Black Diamond Therapeutics Inc.	18,268	33
*	Eledon Pharmaceuticals Inc.	13,263	31
*	Alpha Teknova Inc.	5,588	31
*	CareCloud Inc.	11,111	31
*,1	TherapeuticsMD Inc.	5,486	31
*	Eiger BioPharmaceuticals Inc.	25,269	30
*	Synlogic Inc.	39,063	30
*	Verrica Pharmaceuticals Inc.	10,956	30
*,1	Pulse Biosciences Inc.	10,869	30
*,1	Dermtech Inc.	16,722	30
*	MyMD Pharmaceuticals Inc.	26,030	30
*	Pardes Biosciences Inc.	17,730	30
*	Lipocine Inc.	74,945	29
*	Orgenesis Inc.	14,863	29
*	SmileDirectClub Inc.	81,621	29
*	Dyadic International Inc.	23,051	28
*	iCAD Inc.	15,565	28
*,1	Syros Pharmaceuticals Inc.	7,704	28
*	Checkpoint Therapeutics Inc.	5,358	27
*	IsoRay Inc.	104,951	26
*	Eyenovia Inc.	16,207	26
*,1	Ikena Oncology Inc.	9,909	26
*	Aveanna Healthcare Holdings Inc.	33,268	26
*,1	NRX Pharmaceuticals Inc.	23,700	26
*	Corvus Pharmaceuticals Inc.	29,109	25
*	Diamedica Therapeutics Inc.	15,764	25
*	Jounce Therapeutics Inc.	22,404	25

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	PAVmed Inc.	51,627	25
*	Scynexis Inc.	15,858	25
*	Bolt Biotherapeutics Inc.	18,932	25
*	Exagen Inc.	9,919	24
*	Inozyme Pharma Inc.	22,831	24
*,1	Lyra Therapeutics Inc.	7,194	23
*	Leap Therapeutics Inc.	50,658	23
*	Aligos Therapeutics Inc.	24,596	23
*,1	Oncocyte Corp.	67,695	22
*,1	Acutus Medical Inc.	19,578	22
*	Decibel Therapeutics Inc.	10,874	22
*	Sensei Biotherapeutics Inc.	15,072	22
*	Instil Bio Inc.	34,524	22
*,1	Lumos Pharma Inc.	5,932	21
*	Taysha Gene Therapies Inc.	9,398	21
*	Lensar Inc.	6,985	21
*,1	MEI Pharma Inc.	81,598	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Equillium Inc.	17,857	20
*	Sema4 Holdings Corp.	77,358	20
*	Science 37 Holdings Inc.	47,942	20
*	Palatin Technologies Inc.	7,653	20
*,1	Conformis Inc.	5,947	20
*,1	Aquestive Therapeutics Inc.	20,542	19
*,1	Immunic Inc.	13,685	19
*,1	Adamis Pharmaceuticals Corp.	114,367	19
*	Hepion Pharmaceuticals Inc.	62,061	19
*,1	Clene Inc.	19,510	19
*	Accelerate Diagnostics Inc.	25,335	18
*,1	Lannett Co. Inc.	33,675	18
*	Milestone Scientific Inc.	37,457	18
*	Talaris Therapeutics Inc.	17,570	18
*	Avalo Therapeutics Inc.	3,596	18
*,1	Enochian Biosciences Inc.	16,459	17
*	Atreca Inc. Class A	21,020	17
*	Strata Skin Sciences Inc.	21,171	17
*,1	Ekso Bionics Holdings Inc.	14,085	17
*	Inmune Bio Inc.	2,641	17
*	Satsuma Pharmaceuticals Inc.	17,641	16
*	Surface Oncology Inc.	20,025	16
*	Pyxis Oncology Inc.	11,615	16
*	Pear Therapeutics Inc.	13,471	16
*,1	Solid Biosciences Inc.	2,967	16
*	Aeglea BioTherapeutics Inc.	34,242	15
*,1	Marker Therapeutics Inc.	56,903	15
*	Alimera Sciences Inc.	5,583	15
		Shares	Market Value• ($000)
*,1	Aspira Women's Health Inc.	46,365	15
*	Retractable Technologies Inc.	9,432	15
*	Werewolf Therapeutics Inc.	7,424	15
*	GT Biopharma Inc.	16,272	15
*	Cocrystal Pharma Inc.	7,576	15
*,1	BioSig Technologies Inc.	34,130	14
*	ElectroCore Inc.	55,556	14
*	Harpoon Therapeutics Inc.	19,516	14
*	IRIDEX Corp.	7,102	14
*	Angion Biomedica Corp.	17,453	14
*,1	AIM ImmunoTech Inc.	43,668	14
*	Precipio Inc.	25,063	14
*	Processa Pharmaceuticals Inc.	13,054	14
*,1	Invacare Corp.	31,358	13
*	Magenta Therapeutics Inc.	33,990	13
*	TFF Pharmaceuticals Inc.	12,846	13
*	Delcath Systems Inc.	3,498	13
*,1	Pulmatrix Inc.	3,290	13
*	Bright Green Corp.	26,666	13
*,1	Corbus Pharmaceuticals Holdings Inc.	112,969	12
*	Venus Concept Inc.	38,610	12
*	Neoleukin Therapeutics Inc.	24,542	12
*	SQZ Biotechnologies Co.	15,806	12
*	Idera Pharmaceuticals Inc.	32,106	11
*	Aptinyx Inc. Class A	36,742	11
*,1	Spruce Biosciences Inc.	9,665	11
*,1	Codex DNA Inc.	8,909	11
*,1	AcelRx Pharmaceuticals Inc.	4,832	11
*	9 Meters Biopharma Inc.	8,771	11
*	Molecular Templates Inc.	29,805	10
*	Cortexyme Inc.	14,974	10
*,1	Oragenics Inc.	96,154	10
*	Diffusion Pharmaceuticals Inc.	1,886	10
*,1	Athenex Inc.	64,126	9
*,1	Sientra Inc.	44,671	9
*	AlerisLife Inc.	16,734	9
*,1	Biora Therapeutics Inc.	71,857	9
*,1	Eargo Inc.	15,482	9
*	VistaGen Therapeutics Inc.	91,295	9
*	Onconova Therapeutics Inc.	14,441	9
*	Cyteir Therapeutics Inc.	5,209	9
*	Surgalign Holdings Inc.	4,370	9
*,1	Chembio Diagnostics Inc.	36,394	8
*	NeuroPace Inc.	5,190	8

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rapid Micro Biosystems Inc. Class A	7,185	8
*	ATI Physical Therapy Inc.	25,974	8
*	Tempest Therapeutics Inc.	6,821	8
*,1	Vivos Therapeutics Inc.	19,268	8
*	Celsion Corp.	6,172	8
*	Cellectar Biosciences Inc.	4,608	8
*	Aprea Therapeutics Inc.	22,727	7
*	Finch Therapeutics Group Inc.	13,688	7
*	Vincerx Pharma Inc.	6,849	7
*	Novan Inc.	4,751	7
*	Aileron Therapeutics Inc.	3,012	7
*	Trevena Inc.	5,114	7
*	UpHealth Inc.	4,033	7
*	Rubius Therapeutics Inc.	33,140	6
*	Applied Molecular Transport Inc.	15,287	6
*	Axcella Health Inc.	18,758	6
*	Sigilon Therapeutics Inc.	17,730	6
*,1	Surrozen Inc.	10,142	6
*,1	SAB Biotherapeutics Inc.	10,730	6
*,1	NantHealth Inc.	1,594	6
*	Elevation Oncology Inc.	5,352	5
*	eFFECTOR Therapeutics Inc.	11,437	5
*	Codiak Biosciences Inc.	10,303	4
*	NexImmune Inc.	14,792	4
*	Athersys Inc.	4,976	4
*	Hookipa Pharma Inc.	4,083	3
*	iBio Inc.	7,283	3
*,1	Eloxx Pharmaceuticals Inc.	1,704	3
*,1	180 Life Sciences Corp.	833	3
*	Tricida Inc.	14,239	2
*	Talis Biomedical Corp.	5,090	2
*	Lucira Health Inc.	12,487	1
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc. CVR	106,497	—
*,2	OmniAb Inc. Earnout 12.50	3,939	—
*,2	OmniAb Inc. Earnout 15.00	3,939	—
			3,769,093
Industrials (13.6%)
	Visa Inc. Class A	1,092,420	226,961
	Mastercard Inc. Class A	576,250	200,379
	Accenture plc Class A	422,340	112,697
	Raytheon Technologies Corp.	986,958	99,604
	Honeywell International Inc.	450,109	96,458
		Shares	Market Value• ($000)
	Lockheed Martin Corp.	175,756	85,504
	Union Pacific Corp.	412,606	85,438
	United Parcel Service Inc. Class B	490,456	85,261
	Caterpillar Inc.	348,942	83,593
	Deere & Co.	182,068	78,063
*	Boeing Co.	399,895	76,176
	Automatic Data Processing Inc.	278,224	66,457
	General Electric Co.	733,507	61,461
	American Express Co.	375,152	55,429
*	PayPal Holdings Inc.	764,056	54,416
	Northrop Grumman Corp.	92,775	50,619
	3M Co.	370,051	44,377
	CSX Corp.	1,411,761	43,736
	Eaton Corp. plc	266,629	41,847
	General Dynamics Corp.	165,464	41,053
	Illinois Tool Works Inc.	185,365	40,836
*	Fiserv Inc.	382,881	38,698
	Norfolk Southern Corp.	155,154	38,233
	Emerson Electric Co.	396,287	38,067
	Sherwin-Williams Co.	156,085	37,044
	Johnson Controls International plc	460,348	29,462
	FedEx Corp.	157,492	27,278
	Fidelity National Information Services Inc.	397,459	26,968
	L3Harris Technologies Inc.	128,190	26,690
	Cintas Corp.	57,904	26,151
	Trane Technologies plc	154,419	25,956
	Parker-Hannifin Corp.	86,758	25,247
	Paychex Inc.	217,306	25,112
	Capital One Financial Corp.	257,701	23,956
	Carrier Global Corp.	560,183	23,108
	Cummins Inc.	94,603	22,921
*	Block Inc. (XNYS)	363,088	22,816
	Otis Worldwide Corp.	279,164	21,861
	TransDigm Group Inc.	34,506	21,727
	AMETEK Inc.	154,440	21,578
*	Mettler-Toledo International Inc.	14,916	21,560
	PACCAR Inc.	209,029	20,688
	DuPont de Nemours Inc.	301,138	20,667
*	Keysight Technologies Inc.	119,309	20,410
	Rockwell Automation Inc.	77,412	19,939
	PPG Industries Inc.	158,042	19,872
	Old Dominion Freight Line Inc.	67,178	19,064
	Verisk Analytics Inc. Class A	104,954	18,516
	Global Payments Inc.	182,449	18,121
	Ferguson plc	140,989	17,901
	WW Grainger Inc.	30,575	17,007
*	United Rentals Inc.	47,006	16,707
	Equifax Inc.	82,507	16,036
	Fortive Corp.	238,937	15,352
	Vulcan Materials Co.	84,457	14,789
	Ingersoll Rand Inc.	270,040	14,110

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Martin Marietta Materials Inc.	41,536	14,038
	Quanta Services Inc.	97,301	13,865
*	Waters Corp.	39,913	13,673
	Xylem Inc.	120,352	13,307
	Dover Corp.	94,680	12,821
*	Teledyne Technologies Inc.	31,374	12,547
	Westinghouse Air Brake Technologies Corp.	117,535	11,731
	IDEX Corp.	50,730	11,583
	Expeditors International of Washington Inc.	107,010	11,120
	Ball Corp.	209,528	10,715
	Jacobs Solutions Inc.	85,132	10,222
	Textron Inc.	141,976	10,052
*	Fair Isaac Corp.	16,672	9,980
	Synchrony Financial	300,768	9,883
	JB Hunt Transport Services Inc.	56,097	9,781
	Howmet Aerospace Inc.	247,937	9,771
	Booz Allen Hamilton Holding Corp. Class A	88,638	9,264
*	Zebra Technologies Corp. Class A	34,455	8,835
	HEICO Corp. Class A	72,387	8,676
	Hubbell Inc. Class B	36,756	8,626
	Jack Henry & Associates Inc.	49,125	8,624
*	FleetCor Technologies Inc.	46,697	8,577
	RPM International Inc.	87,252	8,503
*	Trimble Inc.	164,435	8,314
	Nordson Corp.	34,875	8,290
	Carlisle Cos. Inc.	34,993	8,246
	Snap-on Inc.	35,549	8,123
	Packaging Corp. of America	61,916	7,920
	Toro Co.	69,639	7,883
	AECOM	92,506	7,857
	Stanley Black & Decker Inc.	102,123	7,671
	Graco Inc.	112,742	7,583
*	Axon Enterprise Inc.	45,206	7,501
	TransUnion	129,111	7,327
*	Bill.com Holdings Inc.	66,918	7,291
	CH Robinson Worldwide Inc.	78,431	7,181
	Masco Corp.	152,096	7,098
	Crown Holdings Inc.	79,947	6,572
*	Builders FirstSource Inc.	99,578	6,461
*	WillScot Mobile Mini Holdings Corp.	138,998	6,279
	Huntington Ingalls Industries Inc.	26,823	6,188
	Allegion plc	58,502	6,158
	Westrock Co.	170,435	5,992
	AGCO Corp.	42,237	5,858
	Genpact Ltd.	124,661	5,774
	Watsco Inc.	22,757	5,676
	Lincoln Electric Holdings Inc.	38,809	5,608
		Shares	Market Value• ($000)
*	Paylocity Holding Corp.	27,872	5,414
	Owens Corning	62,544	5,335
	Knight-Swift Transportation Holdings Inc.	101,373	5,313
	Regal Rexnord Corp.	44,009	5,280
	Cognex Corp.	109,953	5,180
	Lennox International Inc.	21,406	5,121
	Tetra Tech Inc.	35,223	5,114
	Robert Half International Inc.	68,605	5,065
	Berry Global Group Inc.	83,390	5,039
*	Middleby Corp.	37,063	4,963
	Pentair plc	110,065	4,951
	AptarGroup Inc.	44,354	4,878
	A O Smith Corp.	85,220	4,878
	Fortune Brands Innovations Inc.	85,069	4,858
	Donaldson Co. Inc.	82,258	4,843
	Sealed Air Corp.	97,085	4,843
	EMCOR Group Inc.	32,611	4,830
*	WEX Inc.	29,124	4,766
	Valmont Industries Inc.	14,274	4,720
	Graphic Packaging Holding Co.	204,458	4,549
	ITT Inc.	55,274	4,483
	nVent Electric plc	111,630	4,294
	Curtiss-Wright Corp.	25,309	4,226
*	WESCO International Inc.	33,733	4,223
*	Generac Holdings Inc.	41,931	4,221
	Sensata Technologies Holding plc	102,222	4,128
	MDU Resources Group Inc.	135,270	4,104
	Advanced Drainage Systems Inc.	49,753	4,078
	Sonoco Products Co.	65,573	3,981
	Landstar System Inc.	23,917	3,896
	Woodward Inc.	39,948	3,859
	Oshkosh Corp.	43,211	3,811
	MKS Instruments Inc.	44,840	3,799
*	Axalta Coating Systems Ltd.	148,782	3,789
*	Mohawk Industries Inc.	36,154	3,696
*	Saia Inc.	17,583	3,687
	Littelfuse Inc.	16,622	3,660
	MSA Safety Inc.	25,126	3,623
*	MasTec Inc.	41,837	3,570
	Acuity Brands Inc.	21,474	3,556
	Western Union Co.	257,294	3,543
	BWX Technologies Inc.	60,453	3,511
*	ExlService Holdings Inc.	20,710	3,509
*	FTI Consulting Inc.	22,008	3,495
	Brunswick Corp.	47,946	3,456
*	GXO Logistics Inc.	80,019	3,416
	Exponent Inc.	33,835	3,353
*	TopBuild Corp.	21,353	3,342
	Eagle Materials Inc.	25,132	3,339
*	Chart Industries Inc.	28,346	3,266
*	Fluor Corp.	93,757	3,250
	Applied Industrial Technologies Inc.	25,382	3,199

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Crane Holdings Co.	31,690	3,183
*	Trex Co. Inc.	74,340	3,147
	Maximus Inc.	41,113	3,015
*	Atkore Inc.	26,471	3,002
*	AMN Healthcare Services Inc.	29,094	2,991
*	Euronet Worldwide Inc.	31,299	2,954
*	Aerojet Rocketdyne Holdings Inc.	51,868	2,901
	Silgan Holdings Inc.	54,843	2,843
	ManpowerGroup Inc.	33,476	2,786
	Insperity Inc.	23,834	2,708
	Comfort Systems USA Inc.	23,457	2,699
	Ryder System Inc.	32,295	2,699
	Air Lease Corp. Class A	70,174	2,696
	Triton International Ltd.	38,613	2,656
	Flowserve Corp.	86,054	2,640
	Watts Water Technologies Inc. Class A	17,974	2,628
	HB Fuller Co.	36,021	2,580
*	Kirby Corp.	39,947	2,571
*	ASGN Inc.	31,518	2,568
	Altra Industrial Motion Corp.	42,816	2,558
	Allison Transmission Holdings Inc.	61,350	2,552
	Simpson Manufacturing Co. Inc.	28,659	2,541
*	ATI Inc.	84,648	2,528
	Maxar Technologies Inc.	48,345	2,501
	Louisiana-Pacific Corp.	42,123	2,494
	GATX Corp.	23,084	2,455
*	XPO Inc.	73,171	2,436
	MSC Industrial Direct Co. Inc. Class A	29,532	2,413
*	API Group Corp.	125,041	2,352
*	Summit Materials Inc. Class A	79,728	2,263
	Herc Holdings Inc.	16,720	2,200
	Badger Meter Inc.	19,412	2,116
	AAON Inc.	27,863	2,099
	Belden Inc.	29,070	2,090
*	Bloom Energy Corp. Class A	108,617	2,077
	Armstrong World Industries Inc.	30,191	2,071
	Vontier Corp.	107,148	2,071
	ADT Inc.	227,599	2,064
	Spirit AeroSystems Holdings Inc. Class A	69,658	2,062
	Franklin Electric Co. Inc.	25,668	2,047
	Zurn Elkay Water Solutions Corp.	96,193	2,034
*	Marqeta Inc. Class A	329,361	2,012
	Albany International Corp. Class A	20,389	2,010
	EnerSys	26,790	1,978
	John Bean Technologies Corp.	21,501	1,964
		Shares	Market Value• ($000)
	ABM Industries Inc.	43,753	1,944
*	Atlas Air Worldwide Holdings Inc.	18,909	1,906
*	SPX Technologies Inc.	28,923	1,899
	UniFirst Corp.	9,799	1,891
*	Shift4 Payments Inc. Class A	32,791	1,834
	Forward Air Corp.	17,445	1,830
	Federal Signal Corp.	39,367	1,829
	Korn Ferry	35,706	1,807
	HEICO Corp.	11,684	1,795
	Terex Corp.	41,928	1,791
	Esab Corp.	38,065	1,786
*	Dycom Industries Inc.	19,051	1,783
	Hillenbrand Inc.	41,246	1,760
*	ACI Worldwide Inc.	75,775	1,743
*	Beacon Roofing Supply Inc.	32,697	1,726
*	TriNet Group Inc.	24,877	1,687
	Moog Inc. Class A	19,206	1,686
	Otter Tail Corp.	28,449	1,670
*,1	Mercury Systems Inc.	37,014	1,656
*	O-I Glass Inc.	99,624	1,651
	Trinity Industries Inc.	55,583	1,644
*	Hub Group Inc. Class A	20,563	1,635
	Matson Inc.	25,778	1,611
	McGrath RentCorp.	16,300	1,609
*	Resideo Technologies Inc.	97,128	1,598
	Brink's Co.	29,224	1,570
*	Alight Inc. Class A	186,769	1,561
	Encore Wire Corp.	11,332	1,559
	EnPro Industries Inc.	14,248	1,549
	Werner Enterprises Inc.	38,312	1,542
*	Itron Inc.	29,729	1,506
	ESCO Technologies Inc.	16,862	1,476
*	CBIZ Inc.	31,478	1,475
*	Flywire Corp.	60,222	1,474
*	GMS Inc.	29,075	1,448
*	AZEK Co. Inc. Class A	70,773	1,438
*	AeroVironment Inc.	16,307	1,397
*	Verra Mobility Corp. Class A	100,484	1,390
	Brady Corp. Class A	29,059	1,369
	EVERTEC Inc.	42,167	1,365
	Kadant Inc.	7,686	1,365
*	RXO Inc.	78,761	1,355
	Barnes Group Inc.	33,140	1,354
	Greif Inc. Class A	19,469	1,306
*	Air Transport Services Group Inc.	49,518	1,286
	Installed Building Products Inc.	15,005	1,284
*,1	Affirm Holdings Inc.	131,578	1,272
	Bread Financial Holdings Inc.	33,502	1,262
	Kennametal Inc.	51,719	1,244
	Griffon Corp.	34,636	1,240
	Helios Technologies Inc.	22,120	1,204
*	Masonite International Corp.	14,927	1,203
	ICF International Inc.	12,129	1,201
	Lindsay Corp.	7,356	1,198
*	NV5 Global Inc.	8,986	1,189

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSW Industrials Inc.	10,046	1,165
	Mueller Water Products Inc. Class A	107,014	1,151
	International Seaways Inc.	29,678	1,099
[1]	Granite Construction Inc.	29,933	1,050
*	MYR Group Inc.	11,381	1,048
*	Evo Payments Inc. Class A	30,913	1,046
	ArcBest Corp.	14,819	1,038
	Veritiv Corp.	8,384	1,020
	Alamo Group Inc.	6,965	986
	H&E Equipment Services Inc.	21,434	973
*	AAR Corp.	21,502	965
	FTAI Aviation Ltd.	56,335	964
*	Gibraltar Industries Inc.	20,893	959
*	Huron Consulting Group Inc.	13,204	959
	Enerpac Tool Group Corp. Class A	36,689	934
*	Payoneer Global Inc.	166,561	911
*	Enovix Corp.	71,957	895
*	Core & Main Inc. Class A	46,076	890
*	Kratos Defense & Security Solutions Inc.	84,867	876
*	CoreCivic Inc.	73,790	853
*	OSI Systems Inc.	10,692	850
	Patrick Industries Inc.	14,015	849
	Standex International Corp.	8,184	838
*	Vicor Corp.	15,479	832
*	AvidXchange Holdings Inc.	81,650	812
	Tennant Co.	12,963	798
	Marten Transport Ltd.	40,284	797
*	Montrose Environmental Group Inc.	17,944	797
	TriMas Corp.	28,333	786
*	Gates Industrial Corp. plc	68,764	785
	Primoris Services Corp.	35,682	783
	Kforce Inc.	13,498	740
	Wabash National Corp.	32,081	725
*	Construction Partners Inc. Class A	26,330	703
*	PGT Innovations Inc.	39,130	703
*	Modine Manufacturing Co.	34,967	694
*	Hillman Solutions Corp.	96,211	694
*	Rocket Lab USA Inc.	182,365	688
*	Sterling Infrastructure Inc.	20,701	679
	Greenbrier Cos. Inc.	20,106	674
*	Energy Recovery Inc.	32,726	671
*	Cross Country Healthcare Inc.	24,857	660
*	Remitly Global Inc.	56,902	652
*	Masterbrand Inc.	85,069	642
		Shares	Market Value• ($000)
	Apogee Enterprises Inc.	14,390	640
	AZZ Inc.	15,672	630
*	Hayward Holdings Inc.	66,901	629
	Columbus McKinnon Corp.	18,897	614
	Astec Industries Inc.	14,990	609
*	Napco Security Technologies Inc.	22,084	607
	Schneider National Inc. Class B	25,321	593
*	Donnelley Financial Solutions Inc.	15,197	587
*,1	Joby Aviation Inc.	175,227	587
	Douglas Dynamics Inc.	15,634	565
	Mesa Laboratories Inc.	3,399	565
	TTEC Holdings Inc.	12,779	564
*	Titan International Inc.	35,420	543
*	Aspen Aerogels Inc.	45,965	542
*	CryoPort Inc.	31,264	542
*	International Money Express Inc.	21,778	531
	Shyft Group Inc.	21,374	531
*	American Woodmark Corp.	10,668	521
*	Mirion Technologies Inc.	78,701	520
	Myers Industries Inc.	23,354	519
*,1	Nikola Corp.	237,009	512
*	Green Dot Corp. Class A	32,065	507
	CRA International Inc.	4,137	506
*	Titan Machinery Inc.	12,688	504
*	Proterra Inc.	132,229	499
*	LegalZoom.Com Inc.	63,535	492
	Quanex Building Products Corp.	20,720	491
*	First Advantage Corp.	37,156	483
*	JELD-WEN Holding Inc.	48,517	468
*	Proto Labs Inc.	18,265	466
*	Thermon Group Holdings Inc.	23,090	464
*,1	PureCycle Technologies Inc.	68,285	462
*	Vivint Smart Home Inc.	38,486	458
*	SP Plus Corp.	13,055	453
*	Virgin Galactic Holdings Inc.	129,673	451
*	Leonardo DRS Inc.	35,211	450
	Deluxe Corp.	26,435	449
	Heartland Express Inc.	29,246	449
	Cass Information Systems Inc.	9,788	448
*	Conduent Inc.	110,060	446
	Kaman Corp.	19,711	440
*	ZipRecruiter Inc. Class A	26,307	432
*	Repay Holdings Corp. Class A	53,054	427
	Chase Corp.	4,896	422
*	TrueBlue Inc.	21,435	420
*	Janus International Group Inc.	43,664	416
*	Triumph Group Inc.	39,116	412
	Barrett Business Services Inc.	4,348	406

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Paya Holdings Inc.	51,639	406
*	Franklin Covey Co.	8,643	404
	Resources Connection Inc.	21,381	393
	Ennis Inc.	17,315	384
	Heidrick & Struggles International Inc.	13,509	378
*	Ducommun Inc.	7,555	377
*	FARO Technologies Inc.	12,657	372
*	BlueLinx Holdings Inc.	5,178	368
	Gorman-Rupp Co.	14,174	363
	Pactiv Evergreen Inc.	31,925	363
*	I3 Verticals Inc. Class A	14,839	361
	Pitney Bowes Inc.	94,629	360
	Insteel Industries Inc.	12,847	354
*	Transcat Inc.	4,995	354
	Kelly Services Inc. Class A	20,712	350
*	Vishay Precision Group Inc.	9,031	349
*	CIRCOR International Inc.	13,776	330
*	TaskUS Inc. Class A	19,113	323
*	V2X Inc.	7,758	320
*	Aurora Innovation Inc.	261,523	316
*	Forrester Research Inc.	8,441	302
	VSE Corp.	6,435	302
	Eagle Bulk Shipping Inc.	5,976	298
*	Cimpress plc	10,377	287
	Argan Inc.	7,717	285
	Allied Motion Technologies Inc.	7,902	275
	National Presto Industries Inc.	3,924	269
*	Custom Truck One Source Inc.	42,513	269
*	DXP Enterprises Inc.	9,402	259
*,1	Target Hospitality Corp.	16,634	252
*	Great Lakes Dredge & Dock Corp.	40,776	243
*	IES Holdings Inc.	6,774	241
*	Hudson Technologies Inc.	23,217	235
	LSI Industries Inc.	18,908	231
*,1	Desktop Metal Inc. Class A	167,096	227
	Cadre Holdings Inc.	11,279	227
*	Sterling Check Corp.	14,516	225
	United States Lime & Minerals Inc.	1,592	224
	FTAI Infrastructure Inc.	74,858	221
	Covenant Logistics Group Inc. Class A	6,345	219
*	ShotSpotter Inc.	6,306	213
*	CECO Environmental Corp.	18,094	211
*	Babcock & Wilcox Enterprises Inc.	34,947	202
	REV Group Inc.	15,944	201
*	Hyliion Holdings Corp.	84,365	197
*	Aersale Corp.	12,091	196
*	Manitowoc Co. Inc.	20,774	190
*	Astronics Corp.	18,393	189
		Shares	Market Value• ($000)
*	Tutor Perini Corp.	24,689	186
*	Performant Financial Corp.	51,043	184
*	DHI Group Inc.	34,401	182
*	Daseke Inc.	32,052	182
*	Hireright Holdings Corp.	15,290	181
*	BrightView Holdings Inc.	25,317	174
*	Luna Innovations Inc.	19,734	173
*	Velo3D Inc.	94,353	169
*	Cantaloupe Inc.	38,378	167
*,1	Microvast Holdings Inc.	108,265	166
*	Ranpak Holdings Corp. Class A	28,481	164
*,1	TuSimple Holdings Inc. Class A	100,233	164
	Miller Industries Inc.	6,057	161
	Powell Industries Inc.	4,584	161
*	Archer Aviation Inc. Class A	85,224	159
	Universal Logistics Holdings Inc.	4,679	156
*	Willdan Group Inc.	8,638	154
*,1	Workhorse Group Inc.	100,038	152
*	Blade Air Mobility Inc.	41,940	150
*	Acacia Research Corp.	35,109	148
*	Radiant Logistics Inc.	28,389	145
*	Overseas Shipholding Group Inc. Class A	49,959	144
*	Commercial Vehicle Group Inc.	21,010	143
*	Distribution Solutions Group Inc.	3,849	142
*	Blue Bird Corp.	13,070	140
*,1	ShiftPixy Inc.	6,683	140
	Information Services Group Inc.	30,277	139
	Park Aerospace Corp.	10,255	138
	Hyster-Yale Materials Handling Inc.	5,244	133
	Hurco Cos. Inc.	5,040	132
	BGSF Inc.	8,582	131
*	Concrete Pumping Holdings Inc.	22,106	129
*,1	CPI Card Group Inc.	3,492	126
	Kronos Worldwide Inc.	12,662	119
*	Core Molding Technologies Inc.	9,054	118
*	Willis Lease Finance Corp.	1,962	116
*,1	Evolv Technologies Holdings Inc.	44,649	116
*	Velodyne Lidar Inc.	155,804	115
*	Advantage Solutions Inc.	53,753	112
*	Bowman Consulting Group Ltd. Class A	5,072	111
*	Atlanticus Holdings Corp.	4,164	109
*	Quad/Graphics Inc.	26,173	107
*,1	Danimer Scientific Inc.	58,942	106
*	CS Disco Inc.	16,686	105
*	BlackSky Technology Inc.	67,765	104
*	Iteris Inc.	33,154	103
*	Gencor Industries Inc.	9,715	98

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	PFSweb Inc.	15,856	98
*	Atlas Technical Consultants Inc.	18,945	98
*,1	View Inc.	95,251	92
*	Twin Disc Inc.	9,394	91
*	Paysign Inc.	34,843	90
*	Yellow Corp.	35,952	90
*	Byrna Technologies Inc.	11,420	90
	ARC Document Solutions Inc.	30,422	89
*,1	Terran Orbital Corp.	56,410	89
*,1	Virgin Orbit Holdings Inc.	48,211	89
*,1	EVI Industries Inc.	3,692	88
*	Graham Corp.	9,026	87
	Park-Ohio Holdings Corp.	7,053	86
*	PAM Transportation Services Inc.	3,326	86
*	Limbach Holdings Inc.	8,177	85
*	Paymentus Holdings Inc. Class A	10,632	85
*,1	RCM Technologies Inc.	6,698	83
*	Markforged Holding Corp.	71,461	83
*	MICT Inc.	94,891	79
*,1	Hyzon Motors Inc.	51,124	79
	Hirequest Inc.	4,907	78
*	L B Foster Co. Class A	7,870	76
*	Mistras Group Inc.	15,007	74
*	Spire Global Inc.	74,685	72
*	Mayville Engineering Co. Inc.	5,637	71
*	DLH Holdings Corp.	5,768	68
*,1	SKYX Platforms Corp.	27,010	68
*	Hudson Global Inc.	2,857	65
*	Orion Group Holdings Inc.	27,064	64
*,1	BM Technologies Inc. (XASE)	12,201	64
*	VirTra Inc.	13,519	63
	Karat Packaging Inc.	4,292	62
*	Moneylion Inc.	92,724	57
*,1	Smith-Midland Corp.	2,675	55
*	FreightCar America Inc.	16,584	53
*	Skillsoft Corp.	40,845	53
*	Alpha Pro Tech Ltd.	12,073	49
*,1	INNOVATE Corp.	25,298	47
*	Latch Inc.	64,981	46
*,1	Wrap Technologies Inc.	24,753	42
*	RF Industries Ltd.	8,155	42
*	Frequency Electronics Inc.	5,508	39
*	Momentus Inc.	48,123	38
*	Orion Energy Systems Inc.	20,324	37
*	StarTek Inc.	9,990	37
*,1	Eos Energy Enterprises Inc.	25,092	37
*	Hydrofarm Holdings Group Inc.	23,262	36
*	US Xpress Enterprises Inc. Class A	17,513	32
*	Energous Corp.	36,561	31
*	LightPath Technologies Inc. Class A	25,635	31
		Shares	Market Value• ($000)
*,1	Astra Space Inc.	70,427	31
*	AEye Inc.	63,833	31
*	Innovative Solutions and Support Inc.	3,690	30
*	Sarcos Technology and Robotics Corp.	52,552	29
*	Rekor Systems Inc.	22,282	27
*	Usio Inc.	16,474	26
*,1	IZEA Worldwide Inc.	43,567	24
*,1	Redwire Corp.	11,752	23
*	Mega Matrix Corp.	12,430	22
*	Williams Industrial Services Group Inc.	16,026	16
*,1	Dominari Holdings Inc.	4,463	15
*	ENGlobal Corp.	18,051	14
*,1	Xos Inc.	30,722	14
*,1	AgEagle Aerial Systems Inc.	37,077	13
*	Biotricity Inc.	26,299	12
*,1	ClearSign Technologies Corp.	20,576	11
*	Lightning eMotors Inc.	28,794	11
*	Berkshire Grey Inc.	19,018	11
*	Horizon Global Corp.	17,601	7
*	Manitex International Inc.	419	2
			3,460,621
Other (0.0%)[3]
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	144
*	Mallinckrodt plc	10,983	85
*,2	Esc Lubys Inc.	14,037	25
*,2	Omthera Pharmaceutical Inc. CVR	31,662	8
*,2	Strongbridge Biopharm CVR	45,385	8
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	Spirit MTA REIT	58,489	—
*,2	Ambit Biosciences Corp. CVR	29,736	—
[2]	Esc Srax Inc.	7,380	—
*	Gemini Therapeutics CVR	33,435	—
			280
Real Estate (3.4%)
	Prologis Inc.	618,918	69,771
	American Tower Corp.	311,919	66,083
	Equinix Inc.	61,931	40,567
	Crown Castle Inc.	290,730	39,435
	Public Storage	100,091	28,044
	Realty Income Corp.	419,426	26,604
	Simon Property Group Inc.	219,254	25,758
	VICI Properties Inc.	666,449	21,593

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CoStar Group Inc.	273,795	21,159
	Welltower Inc.	317,572	20,817
	SBA Communications Corp. Class A	72,372	20,287
	Digital Realty Trust Inc.	193,724	19,425
	Alexandria Real Estate Equities Inc.	110,839	16,146
*	CBRE Group Inc. Class A	200,503	15,431
	Weyerhaeuser Co.	492,966	15,282
	AvalonBay Communities Inc.	93,313	15,072
	Equity Residential	240,124	14,167
	Extra Space Storage Inc.	89,365	13,153
	Invitation Homes Inc.	412,699	12,232
	Mid-America Apartment Communities Inc.	76,882	12,070
[1]	Ventas Inc.	266,841	12,021
	Sun Communities Inc.	83,408	11,927
	WP Carey Inc.	140,036	10,944
	Iron Mountain Inc.	196,254	9,783
	Essex Property Trust Inc.	43,292	9,174
	Healthpeak Properties Inc.	361,428	9,061
	Kimco Realty Corp.	423,195	8,963
	Gaming and Leisure Properties Inc.	165,153	8,603
	UDR Inc.	217,568	8,426
	Camden Property Trust	71,187	7,964
	Host Hotels & Resorts Inc.	484,736	7,780
	Equity LifeStyle Properties Inc.	111,890	7,228
	Regency Centers Corp.	114,385	7,149
	Rexford Industrial Realty Inc.	122,102	6,672
	Boston Properties Inc.	94,470	6,384
	CubeSmart	150,241	6,047
	American Homes 4 Rent Class A	188,547	5,683
	Life Storage Inc.	56,970	5,612
	STORE Capital Corp.	172,969	5,545
	Lamar Advertising Co. Class A	58,564	5,528
	Federal Realty Investment Trust	54,331	5,490
	National Retail Properties Inc.	118,384	5,417
*	Jones Lang LaSalle Inc.	32,542	5,186
	Americold Realty Trust Inc.	180,895	5,121
	Healthcare Realty Trust Inc. Class A	259,215	4,995
	Brixmor Property Group Inc.	200,652	4,549
	Medical Properties Trust Inc.	402,754	4,487
	Omega Healthcare Investors Inc.	156,868	4,384
	EastGroup Properties Inc.	29,268	4,333
	First Industrial Realty Trust Inc.	88,673	4,279
	Agree Realty Corp.	58,740	4,166
		Shares	Market Value• ($000)
	STAG Industrial Inc.	119,676	3,867
	Spirit Realty Capital Inc.	94,013	3,754
	Apartment Income REIT Corp.	100,794	3,458
	Rayonier Inc.	97,857	3,225
*	Zillow Group Inc. Class C	98,248	3,165
	Kilroy Realty Corp.	81,759	3,162
	Kite Realty Group Trust	145,349	3,060
	Ryman Hospitality Properties Inc.	34,863	2,851
	Terreno Realty Corp.	48,282	2,746
	Phillips Edison & Co. Inc.	78,936	2,513
	Cousins Properties Inc.	99,241	2,510
	Independence Realty Trust Inc.	148,204	2,499
	Vornado Realty Trust	115,078	2,395
	PotlatchDeltic Corp.	53,841	2,368
	Essential Properties Realty Trust Inc.	94,908	2,227
	Apple Hospitality REIT Inc.	138,893	2,192
	Physicians Realty Trust	151,196	2,188
	National Storage Affiliates Trust	58,114	2,099
	Corporate Office Properties Trust	76,474	1,984
	Highwoods Properties Inc.	70,620	1,976
	Sabra Health Care REIT Inc.	157,343	1,956
	Innovative Industrial Properties Inc.	18,774	1,903
	EPR Properties	50,349	1,899
	LXP Industrial Trust	184,770	1,851
	Broadstone Net Lease Inc.	109,916	1,782
	Douglas Emmett Inc.	112,539	1,765
*	Howard Hughes Corp.	22,855	1,747
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,726	1,702
	Park Hotels & Resorts Inc.	143,687	1,694
	SITE Centers Corp.	123,954	1,693
	Equity Commonwealth	67,604	1,688
	Macerich Co.	144,364	1,626
	Outfront Media Inc.	96,871	1,606
	National Health Investors Inc.	28,389	1,482
	Four Corners Property Trust Inc.	56,807	1,473
[1]	SL Green Realty Corp.	43,267	1,459
	JBG SMITH Properties	73,721	1,399
	Sunstone Hotel Investors Inc.	143,054	1,382
*	Cushman & Wakefield plc	103,612	1,291
	CareTrust REIT Inc.	66,620	1,238
	Kennedy-Wilson Holdings Inc.	78,072	1,228
	Tanger Factory Outlet Centers Inc.	66,603	1,195
[1]	Pebblebrook Hotel Trust	86,241	1,155

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	76,879	1,155
	RLJ Lodging Trust	107,952	1,143
	DigitalBridge Group Inc.	104,227	1,140
	DiamondRock Hospitality Co.	139,017	1,139
	Urban Edge Properties	75,493	1,064
*	Zillow Group Inc. Class A	33,034	1,031
	Elme Communities	57,599	1,025
	InvenTrust Properties Corp.	42,190	999
	LTC Properties Inc.	28,025	996
	Xenia Hotels & Resorts Inc.	75,029	989
	Brandywine Realty Trust	158,547	975
	Alexander & Baldwin Inc.	50,746	950
	Acadia Realty Trust	64,636	927
	Hudson Pacific Properties Inc.	93,473	909
	Getty Realty Corp.	26,781	907
	Global Net Lease Inc.	70,887	891
*	Veris Residential Inc.	55,856	890
	Easterly Government Properties Inc. Class A	62,325	889
	St. Joe Co.	22,269	861
	Uniti Group Inc.	154,821	856
	Service Properties Trust	115,936	845
	American Assets Trust Inc.	31,414	832
*	GEO Group Inc.	74,543	816
	Piedmont Office Realty Trust Inc. Class A	87,467	802
	Paramount Group Inc.	126,393	751
	Apartment Investment and Management Co. Class A	100,573	716
	Empire State Realty Trust Inc. Class A	104,875	707
	Newmark Group Inc. Class A	85,131	678
	Centerspace	10,834	636
	NexPoint Residential Trust Inc.	14,507	631
	NETSTREIT Corp.	33,933	622
	Marcus & Millichap Inc.	17,332	597
*	Radius Global Infrastructure Inc. Class A (XNMS)	49,974	591
[1]	eXp World Holdings Inc.	53,058	588
	Plymouth Industrial REIT Inc.	30,148	578
	Necessity Retail REIT Inc.	93,275	553
	Community Healthcare Trust Inc.	15,063	539
	RPT Realty	53,075	533
	UMH Properties Inc.	31,696	510
	Summit Hotel Properties Inc.	68,662	496
		Shares	Market Value• ($000)
	Armada Hoffler Properties Inc.	42,862	493
	Safehold Inc.	16,108	461
	Gladstone Land Corp.	24,565	451
	Gladstone Commercial Corp.	24,306	450
	Universal Health Realty Income Trust	9,147	437
*	Compass Inc. Class A	180,070	420
	Office Properties Income Trust	30,586	408
	Chatham Lodging Trust	33,089	406
	Farmland Partners Inc.	32,368	403
	Global Medical REIT Inc.	42,151	400
*	Anywhere Real Estate Inc.	61,610	394
*,1	Opendoor Technologies Inc.	314,564	365
	Urstadt Biddle Properties Inc. Class A	19,081	362
	Saul Centers Inc.	8,496	346
[1]	Ares Commercial Real Estate Corp.	31,908	328
	Orion Office REIT Inc.	37,533	321
	Whitestone REIT	32,634	315
	RMR Group Inc. Class A	10,594	299
*	Tejon Ranch Co.	15,750	297
	Alexander's Inc.	1,287	283
*,1	Redfin Corp.	66,870	283
*	Seritage Growth Properties Class A	23,441	277
*	WeWork Inc. Class A	194,046	277
[1]	CTO Realty Growth Inc.	14,647	268
	RE/MAX Holdings Inc. Class A	14,143	264
	Bridge Investment Group Holdings Inc. Class A	18,625	224
*	Forestar Group Inc.	14,252	220
	Hersha Hospitality Trust Class A	23,243	198
	One Liberty Properties Inc.	8,824	196
	Postal Realty Trust Inc. Class A	13,499	196
*	FRP Holdings Inc.	3,443	185
	City Office REIT Inc.	21,923	184
	Braemar Hotels & Resorts Inc.	44,461	183
	Douglas Elliman Inc.	43,451	177
	Franklin Street Properties Corp.	62,401	170
	Indus Realty Trust Inc.	2,454	156
	BRT Apartments Corp.	7,749	152
	Industrial Logistics Properties Trust	43,462	142
	Alpine Income Property Trust Inc.	6,005	115
	Diversified Healthcare Trust	174,895	113
	Stratus Properties Inc.	5,338	103
	Clipper Realty Inc.	14,188	91
*	Ashford Hospitality Trust Inc.	20,163	90

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Maui Land & Pineapple Co. Inc.	7,827	74
[1]	Modiv Inc. Class C REIT	6,088	73
*	Altisource Portfolio Solutions SA	7,037	67
[1]	CIM Commercial Trust Corp.	13,505	66
*	Bluerock Homes Trust Inc.	2,283	49
	Global Self Storage Inc.	8,627	42
*	Sotherly Hotels Inc.	18,957	34
*	Rafael Holdings Inc. Class B	13,424	25
*	Fathom Holdings Inc.	5,453	23
*,1	Offerpad Solutions Inc.	29,885	14
[1]	New York City REIT Inc. Class A	7,408	13
*	Power REIT	2,325	9
			861,599
Technology (23.3%)
	Apple Inc.	10,138,958	1,317,355
	Microsoft Corp.	5,001,429	1,199,443
*	Alphabet Inc. Class A	4,014,304	354,182
*	Alphabet Inc. Class C	3,467,648	307,684
	NVIDIA Corp.	1,567,309	229,047
*	Meta Platforms Inc. Class A	1,507,973	181,469
	Broadcom Inc.	271,855	152,002
*	Adobe Inc.	311,920	104,970
	Texas Instruments Inc.	607,347	100,346
	International Business Machines Corp.	606,556	85,458
*	Salesforce Inc.	636,481	84,391
	QUALCOMM Inc.	751,251	82,593
	Oracle Corp.	994,054	81,254
	Intel Corp.	2,774,219	73,323
*	Advanced Micro Devices Inc.	1,079,723	69,934
	Intuit Inc.	178,939	69,647
	Applied Materials Inc.	575,908	56,082
	Analog Devices Inc.	341,262	55,977
*	ServiceNow Inc.	135,400	52,572
	Lam Research Corp.	91,362	38,399
[1]	Micron Technology Inc.	729,678	36,469
	KLA Corp.	94,871	35,769
*	Synopsys Inc.	102,589	32,756
	Roper Technologies Inc.	71,011	30,683
	Amphenol Corp. Class A	398,447	30,338
*	Cadence Design Systems Inc.	183,933	29,547
*	Palo Alto Networks Inc.	202,779	28,296
*	Autodesk Inc.	145,124	27,119
*	Snowflake Inc. Class A	183,086	26,280
	Microchip Technology Inc.	369,388	25,950
	TE Connectivity Ltd.	212,812	24,431
*	Workday Inc. Class A	135,906	22,741
*	Fortinet Inc.	448,057	21,906
	Marvell Technology Inc.	578,085	21,412
	Cognizant Technology Solutions Corp. Class A	345,350	19,751
		Shares	Market Value• ($000)
*	VMware Inc. Class A	156,340	19,192
*	ON Semiconductor Corp.	292,337	18,233
*	Gartner Inc.	50,161	16,861
	Corning Inc.	511,142	16,326
	HP Inc.	604,145	16,233
	CDW Corp.	90,889	16,231
*	Crowdstrike Holdings Inc. Class A	145,346	15,303
*	ANSYS Inc.	59,451	14,363
	Hewlett Packard Enterprise Co.	859,148	13,712
*	Datadog Inc. Class A	175,492	12,899
*	Atlassian Corp. Ltd. Class A	98,950	12,733
*	VeriSign Inc.	60,580	12,446
*	EPAM Systems Inc.	36,816	12,066
*	Paycom Software Inc.	34,033	10,561
	Monolithic Power Systems Inc.	29,697	10,501
	Skyworks Solutions Inc.	108,143	9,855
	Leidos Holdings Inc.	91,474	9,622
*	Pinterest Inc. Class A	391,769	9,512
*	Zoom Video Communications Inc. Class A	139,338	9,439
*	DoorDash Inc. Class A	192,279	9,387
*	Splunk Inc.	108,991	9,383
	Teradyne Inc.	105,582	9,223
*	Tyler Technologies Inc.	27,911	8,999
*	Akamai Technologies Inc.	106,168	8,950
*	HubSpot Inc.	30,815	8,910
	NetApp Inc.	147,359	8,850
*	PTC Inc.	71,755	8,613
*	MongoDB Inc. Class A	43,583	8,579
*	Cloudflare Inc. Class A	180,544	8,162
	Gen Digital Inc.	374,537	8,026
*	Match Group Inc.	190,719	7,913
*	GoDaddy Inc. Class A	103,471	7,742
	SS&C Technologies Holdings Inc.	142,663	7,427
*	DocuSign Inc. Class A	133,858	7,418
*	Palantir Technologies Inc. Class A	1,121,963	7,203
*	ZoomInfo Technologies Inc. Class A	229,351	6,906
	Seagate Technology Holdings plc	131,046	6,894
*	Western Digital Corp.	212,316	6,699
	Entegris Inc.	102,014	6,691
	Dell Technologies Inc. Class C	164,216	6,605
*	Okta Inc.	96,513	6,595
*	Zscaler Inc.	58,075	6,499
*	Ceridian HCM Holding Inc.	97,326	6,243
*	Black Knight Inc.	99,630	6,152
*	Qorvo Inc.	67,488	6,117
*	Snap Inc. Class A	680,711	6,092
	Jabil Inc.	87,594	5,974
*	F5 Inc.	41,598	5,970
*	Lattice Semiconductor Corp.	91,883	5,961
*,1	Unity Software Inc.	206,873	5,914
*	Wolfspeed Inc.	83,395	5,758
*	Twilio Inc. Class A	116,984	5,728

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Bentley Systems Inc. Class B	148,656	5,494
*	Dynatrace Inc.	135,061	5,173
*	Manhattan Associates Inc.	41,967	5,095
*	Pure Storage Inc. Class A	190,052	5,086
	KBR Inc.	92,425	4,880
*	CACI International Inc. Class A	15,566	4,679
*	Arrow Electronics Inc.	41,770	4,368
	Science Applications International Corp.	37,122	4,118
*	DXC Technology Co.	154,137	4,085
*	Coupa Software Inc.	50,901	4,030
*	Aspen Technology Inc.	19,564	4,018
*	Nutanix Inc. Class A	153,971	4,011
*	Dropbox Inc. Class A	178,082	3,985
*	Toast Inc. Class A	201,314	3,630
	Concentrix Corp.	26,208	3,490
*	Guidewire Software Inc.	54,139	3,387
	National Instruments Corp.	88,296	3,258
*	Smartsheet Inc. Class A	82,678	3,254
*	Five9 Inc.	46,684	3,168
*	Fabrinet	24,400	3,129
*	SPS Commerce Inc.	24,129	3,099
	Universal Display Corp.	28,680	3,099
*	Novanta Inc.	22,596	3,070
*	Azenta Inc.	50,094	2,916
*	Silicon Laboratories Inc.	21,240	2,882
	TD SYNNEX Corp.	30,336	2,873
*	Tenable Holdings Inc.	73,973	2,822
	Dolby Laboratories Inc. Class A	39,672	2,798
*	Box Inc. Class A	89,774	2,795
*	Cirrus Logic Inc.	37,310	2,779
*	Coherent Corp.	78,818	2,767
	Vertiv Holdings Co. Class A	200,743	2,742
	Power Integrations Inc.	37,807	2,712
*	Elastic NV	50,717	2,612
*	Workiva Inc. Class A	31,085	2,610
*	UiPath Inc. Class A	201,738	2,564
*	Rambus Inc.	70,437	2,523
*	Qualys Inc.	22,402	2,514
*	Synaptics Inc.	26,240	2,497
	Avnet Inc.	60,014	2,495
*	Blackline Inc.	36,261	2,439
*	Super Micro Computer Inc.	29,536	2,425
*	Ziff Davis Inc.	29,718	2,351
*	IAC Inc.	52,471	2,330
*	Insight Enterprises Inc.	23,203	2,327
*	Teradata Corp.	69,080	2,325
*	Envestnet Inc.	36,775	2,269
*,1	Gitlab Inc. Class A	49,399	2,245
*	MACOM Technology Solutions Holdings Inc. Class H	35,550	2,239
*	Onto Innovation Inc.	32,745	2,230
		Shares	Market Value• ($000)
*	Procore Technologies Inc.	46,342	2,186
*	Diodes Inc.	28,425	2,164
	Dun & Bradstreet Holdings Inc.	175,395	2,150
	Advanced Energy Industries Inc.	24,624	2,112
*	Sanmina Corp.	36,684	2,102
*	New Relic Inc.	36,730	2,073
*	NCR Corp.	87,307	2,044
*	Blackbaud Inc.	34,647	2,039
*	RingCentral Inc. Class A	57,508	2,036
*	Ambarella Inc.	24,503	2,015
*	Alteryx Inc. Class A	39,374	1,995
*	SentinelOne Inc. Class A	132,019	1,926
	Vishay Intertechnology Inc.	88,295	1,905
*	Plexus Corp.	18,256	1,879
*	CommVault Systems Inc.	29,400	1,847
*	IPG Photonics Corp.	19,471	1,843
*	Confluent Inc. Class A	82,469	1,834
*	Sprout Social Inc. Class A	31,590	1,784
	Amkor Technology Inc.	73,367	1,759
*	Axcelis Technologies Inc.	21,025	1,669
*	Varonis Systems Inc. Class B	69,162	1,656
*	MaxLinear Inc.	48,538	1,648
*	Altair Engineering Inc. Class A	35,505	1,614
*	Perficient Inc.	23,063	1,610
*	Impinj Inc.	14,738	1,609
*	Alarm.com Holdings Inc.	31,916	1,579
*	Verint Systems Inc.	42,201	1,531
*	Kyndryl Holdings Inc.	137,503	1,529
*	Freshworks Inc. Class A	102,797	1,512
*	Rogers Corp.	12,594	1,503
*	NetScout Systems Inc.	45,742	1,487
	Clear Secure Inc. Class A	54,186	1,486
*	PagerDuty Inc.	55,199	1,466
	Progress Software Corp.	28,503	1,438
*	KnowBe4 Inc. Class A	55,860	1,384
*	Allegro MicroSystems Inc.	43,490	1,306
*	nCino Inc.	48,563	1,284
*	Rapid7 Inc.	36,817	1,251
*	Appfolio Inc. Class A	11,806	1,244
*	Semtech Corp.	43,375	1,244
*	Yelp Inc. Class A	45,228	1,237
*	AppLovin Corp. Class A	116,262	1,224
*	DoubleVerify Holdings Inc.	54,982	1,207
*	Allscripts Healthcare Solutions Inc.	68,077	1,201
*	Bumble Inc. Class A	55,706	1,173
*	Agilysys Inc.	14,597	1,155
*	FormFactor Inc.	51,949	1,155

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSG Systems International Inc.	20,117	1,151
*	HashiCorp Inc. Class A	42,114	1,151
*	Parsons Corp.	23,883	1,105
*,1	DigitalOcean Holdings Inc.	42,208	1,075
	Xerox Holdings Corp.	70,641	1,031
*	Sitime Corp.	10,111	1,027
*	Q2 Holdings Inc.	37,927	1,019
	Methode Electronics Inc.	22,898	1,016
*	Paycor HCM Inc.	41,050	1,004
*	LiveRamp Holdings Inc.	42,777	1,003
*	Ultra Clean Holdings Inc.	30,059	996
*	Cohu Inc.	30,757	986
*	Digital Turbine Inc.	63,745	971
*	JFrog Ltd.	44,621	952
*	Model N Inc.	23,355	947
*	Jamf Holding Corp.	43,709	931
	Pegasystems Inc.	26,814	918
*	Cargurus Inc.	64,165	899
*	TTM Technologies Inc.	58,982	889
*,1	MicroStrategy Inc. Class A	6,232	882
*	CCC Intelligent Solutions Holdings Inc.	101,279	881
*	Xometry Inc. Class A	27,157	875
*	Magnite Inc.	81,762	866
*	Appian Corp. Class A	26,466	862
*	E2open Parent Holdings Inc.	145,740	855
	Shutterstock Inc.	15,968	842
	CTS Corp.	21,171	835
*	Upwork Inc.	77,008	804
*	Samsara Inc. Class A	63,656	791
*	Qualtrics International Inc. Class A	75,671	785
*	ePlus Inc.	17,460	773
*	TechTarget Inc.	17,409	767
*	Everbridge Inc.	25,682	760
	A10 Networks Inc.	45,556	758
*,1	Credo Technology Group Holding Ltd.	56,425	751
*	C3.ai Inc. Class A	65,129	729
*	Zeta Global Holdings Corp. Class A	89,273	729
*	Squarespace Inc. Class A	30,073	667
*	Thoughtworks Holding Inc.	65,268	665
*	ForgeRock Inc. Class A	28,832	656
*	Asana Inc. Class A	47,421	653
*	Photronics Inc.	38,305	645
*	Veeco Instruments Inc.	34,501	641
*	Braze Inc. Class A	23,466	640
*	PROS Holdings Inc.	26,324	639
*	Schrodinger Inc.	34,090	637
	Adeia Inc.	66,422	630
*	Fastly Inc. Class A	75,779	621
	Benchmark Electronics Inc.	23,157	618
*	3D Systems Corp.	82,041	607
		Shares	Market Value• ($000)
*	Consensus Cloud Solutions Inc.	11,299	607
*	Duck Creek Technologies Inc.	50,225	605
*	PDF Solutions Inc.	20,937	597
*	Momentive Global Inc.	84,036	588
*	Avid Technology Inc.	20,859	555
*	Planet Labs PBC	127,335	554
*	Sprinklr Inc. Class A	66,058	540
*	Ichor Holdings Ltd.	19,830	532
*	ScanSource Inc.	18,137	530
*	Sumo Logic Inc.	60,513	490
*	Zuora Inc. Class A	75,795	482
*	Cerence Inc.	25,730	477
*,1	PAR Technology Corp.	17,488	456
*	SMART Global Holdings Inc.	30,423	453
*	UserTesting Inc.	60,380	453
*	LivePerson Inc.	44,180	448
*	N-Able Inc.	42,736	439
*	Matterport Inc.	154,978	434
	Simulations Plus Inc.	11,396	417
*	Alpha & Omega Semiconductor Ltd.	14,574	416
	PC Connection Inc.	8,687	407
*	Yext Inc.	60,424	395
*	Kimball Electronics Inc.	17,220	389
*,1	Informatica Inc. Class A	23,804	388
*	Grid Dynamics Holdings Inc.	33,392	375
*	Olo Inc. Class A	59,939	375
*	PubMatic Inc. Class A	28,783	369
*	Vertex Inc. Class A	25,175	365
*	CEVA Inc.	14,137	362
*,1	Aehr Test Systems	17,471	351
	Ebix Inc.	17,532	350
*	AvePoint Inc.	84,821	349
	Hackett Group Inc.	16,910	344
*	Bandwidth Inc. Class A	14,853	341
*	Alkami Technology Inc.	23,211	339
*	BigCommerce Holdings Inc. Series 1	38,476	336
*	IonQ Inc.	95,852	331
	American Software Inc. Class A	21,893	321
*	Vimeo Inc.	90,615	311
*	Eventbrite Inc. Class A	51,607	302
*	EngageSmart Inc.	17,183	302
*	nLight Inc.	28,567	290
*	Amplitude Inc. Class A	23,792	287
*	Mitek Systems Inc.	29,293	284
*	Domo Inc. Class B	19,163	273
*,1	Cvent Holding Corp.	50,175	271
*,1	indie Semiconductor Inc.	46,377	270
*	OneSpan Inc.	24,049	269
*,1	MicroVision Inc.	114,050	268
*	SolarWinds Corp.	28,380	266
*	Intapp Inc.	10,477	261
*	Expensify Inc. Class A	28,100	248
*	Definitive Healthcare Corp. Class A	22,087	243
*	Benefitfocus Inc.	22,947	240
*	Xperi Inc.	26,568	229

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Unisys Corp.	44,617	228
*,1	SmartRent Inc.	93,341	227
*,1	Tucows Inc. Class A	6,570	223
*,1	Blend Labs Inc. Class A	152,098	219
*	Couchbase Inc.	16,504	219
	NVE Corp.	3,259	211
*	ACM Research Inc. Class A	26,853	207
*,1	Digimarc Corp.	11,148	206
*	ON24 Inc.	23,181	200
*,1	NerdWallet Inc. Class A	19,891	191
*	Red Violet Inc.	8,230	189
*	Navitas Semiconductor Corp.	53,760	189
*,1	SoundHound AI Inc. Class A	106,346	188
*	Telos Corp.	33,040	168
*	Enfusion Inc. Class A	16,724	162
*	EverQuote Inc. Class A	10,735	158
*	TrueCar Inc.	62,905	158
*,1	Nextdoor Holdings Inc.	75,268	155
*	Mediaalpha Inc. Class A	15,378	153
*	EverCommerce Inc.	19,639	146
*	Rackspace Technology Inc.	48,958	144
*,1	SEMrush Holdings Inc. Class A	16,908	138
*	Upland Software Inc.	19,213	137
*	Rimini Street Inc.	35,452	135
*,1	Transphorm Inc.	24,701	134
*	Brightcove Inc.	25,456	133
	Richardson Electronics Ltd.	6,173	132
*	Immersion Corp.	18,110	127
*	AXT Inc.	28,066	123
*	MeridianLink Inc.	8,932	123
*	Intevac Inc.	18,754	121
*,1	SkyWater Technology Inc.	16,892	120
*	Asure Software Inc.	12,707	119
*,1	Rumble Inc.	20,071	119
*	eGain Corp.	12,737	115
*,1	Applied Digital Corp.	60,976	112
*	CoreCard Corp.	3,812	110
*,1	Weave Communications Inc.	23,557	108
*	Quantum Corp.	98,136	107
*	Porch Group Inc.	55,645	105
*	Aeva Technologies Inc.	76,978	105
*	Identiv Inc.	13,996	101
*	Computer Task Group Inc.	13,414	101
*,1	Innovid Corp.	58,925	101
*	Edgio Inc.	88,134	100
*,1	Backblaze Inc.	16,181	100
*,1	Veritone Inc.	18,337	97
*,1	Groupon Inc. Class A	10,751	92
*,1	Atomera Inc.	14,264	89
*	Astronova Inc.	6,757	87
*	Arena Group Holdings Inc.	8,236	87
*	Daktronics Inc.	29,724	84
		Shares	Market Value• ($000)
*,1	NextNav Inc.	27,071	79
*,1	System1 Inc.	16,725	78
*,1	Vroom Inc.	74,354	76
*	Issuer Direct Corp.	2,964	74
*	Ouster Inc.	81,985	71
*	Diebold Nixdorf Inc.	49,241	70
*	Kopin Corp.	54,575	68
*	inTEST Corp.	6,184	64
*,1	VirnetX Holding Corp.	48,198	63
*,1	KULR Technology Group Inc.	52,190	63
*,1	Vinco Ventures Inc.	133,125	62
*,1	QuickLogic Corp.	11,891	61
[1]	Park City Group Inc.	12,115	60
*	Research Frontiers Inc.	30,521	59
*	Pixelworks Inc.	32,680	58
*,1	Alpine 4 Holdings Inc.	101,723	54
*	Smith Micro Software Inc.	24,487	51
*,1	Cleanspark Inc.	24,325	50
*,1	Cyxtera Technologies Inc.	26,115	50
*	comScore Inc.	41,944	49
*,1	Innodata Inc.	16,482	49
*	Everspin Technologies Inc.	8,435	47
*	SecureWorks Corp. Class A	7,362	47
*	Skillz Inc. Class A	93,761	47
*	Amtech Systems Inc.	5,730	44
*	TransAct Technologies Inc.	7,051	44
*,1	eMagin Corp.	50,679	43
*	WM Technology Inc.	41,877	42
*,1	BuzzFeed Inc.	58,794	41
*	CVD Equipment Corp.	7,295	40
*	Mastech Digital Inc.	3,641	40
*	Embark Technology Inc.	11,962	39
*	Key Tronic Corp.	8,842	38
*,1	1stdibs.com Inc.	7,570	38
*	One Stop Systems Inc.	11,905	36
*,1	Glimpse Group Inc.	11,947	36
*	Viant Technology Inc. Class A	8,483	34
*	Data I/O Corp.	8,084	32
*,1	Phunware Inc.	40,040	31
*	EMCORE Corp.	30,051	29
*	Intellicheck Inc.	14,706	29
*	Synchronoss Technologies Inc.	43,985	27
*	GSI Technology Inc.	15,882	27
*,1	Terawulf Inc.	40,484	27
*	NetSol Technologies Inc.	9,164	26
*,1	Quantum Computing Inc.	16,529	25
*,1	Beachbody Co. Inc.	44,053	23
*,1	Intrusion Inc.	6,811	22
*,1	KORE Group Holdings Inc.	15,866	20
*	AudioEye Inc.	5,086	19
*	Inuvo Inc.	84,564	19
*	SeaChange International Inc.	39,652	19
*,1	Arteris Inc.	4,387	19
*,1	Marin Software Inc.	17,513	18

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Zedge Inc. Class B	10,242	18
*	WidePoint Corp.	10,057	18
*,1	Boxlight Corp. Class A	44,270	14
*	Super League Gaming Inc.	37,313	13
*,1	NextPlay Technologies Inc.	106,304	12
*	Avaya Holdings Corp.	55,075	11
*	Streamline Health Solutions Inc.	7,248	11
*,1	Verb Technology Co. Inc.	62,112	10
*	Kubient Inc.	12,180	8
*,1	IronNet Inc.	34,984	8
*	Nuvve Holding Corp.	10,269	7
*,1	Remark Holdings Inc.	6,494	7
*	Ipsidy Inc.	10,356	6
*	Soluna Holdings Inc.	9,681	3
*	Greenidge Generation Holdings Inc.	7,091	2
			5,918,066
Telecommunications (2.4%)
	Cisco Systems Inc.	2,478,040	118,054
	Verizon Communications Inc.	2,676,253	105,444
	Comcast Corp. Class A	2,894,665	101,226
	AT&T Inc.	4,780,126	88,002
*	T-Mobile US Inc.	416,678	58,335
	Motorola Solutions Inc.	112,579	29,013
*	Charter Communications Inc. Class A	68,059	23,079
*	Arista Networks Inc.	155,413	18,859
	Juniper Networks Inc.	215,935	6,901
*	Liberty Broadband Corp. Class C	82,708	6,308
*	Ciena Corp.	98,243	5,008
*	Frontier Communications Parent Inc.	164,118	4,182
*	Iridium Communications Inc.	76,213	3,917
[1]	Lumen Technologies Inc.	683,760	3,569
*	Roku Inc.	81,810	3,330
	Cable One Inc.	3,922	2,792
*	Calix Inc.	37,250	2,549
*	DISH Network Corp. Class A	168,000	2,359
*	Lumentum Holdings Inc.	43,065	2,247
	Cogent Communications Holdings Inc.	28,225	1,611
*	Viavi Solutions Inc.	151,996	1,597
*	Extreme Networks Inc.	86,151	1,577
*	ViaSat Inc.	47,883	1,515
*	CommScope Holding Co. Inc.	136,290	1,002
*	Harmonic Inc.	73,856	967
	InterDigital Inc.	18,888	935
*	Infinera Corp.	124,753	841
	Adtran Holdings Inc.	44,499	836
		Shares	Market Value• ($000)
*	Clearfield Inc.	8,514	801
*	Digi International Inc.	21,444	784
	Telephone and Data Systems Inc.	70,031	735
*	Altice USA Inc. Class A	143,163	659
*	Gogo Inc.	43,651	644
*	Liberty Broadband Corp. Class A	8,409	638
*	Globalstar Inc.	478,232	636
	Shenandoah Telecommunications Co.	30,986	492
*	EchoStar Corp. Class A	24,087	402
*	IDT Corp. Class B	13,887	391
	ATN International Inc.	8,389	380
*,1	Lightwave Logic Inc.	81,349	351
*	NETGEAR Inc.	18,985	344
*	WideOpenWest Inc.	37,199	339
*	8x8 Inc.	78,246	338
*	Aviat Networks Inc.	8,225	257
*	Anterix Inc.	7,780	250
	Comtech Telecommunications Corp.	19,010	231
*	fuboTV Inc.	123,105	214
*	US Cellular Corp.	9,905	207
*	Consolidated Communications Holdings Inc.	55,540	199
	Bel Fuse Inc. Class B	5,951	196
*	Ooma Inc.	14,333	195
*	Cambium Networks Corp.	7,849	170
*	DZS Inc.	12,668	161
*	KVH Industries Inc.	13,892	142
*,1	AST SpaceMobile Inc.	29,131	140
*	Ribbon Communications Inc.	46,419	129
*	Genasys Inc.	27,518	102
	Spok Holdings Inc.	12,210	100
*,1	Kaltura Inc.	57,548	99
*	CalAmp Corp.	20,762	93
*	Akoustis Technologies Inc.	30,759	87
*,1	Charge Enterprises Inc.	66,536	82
*	Lantronix Inc.	18,653	81
*	PCTEL Inc.	16,184	70
*	Airgain Inc.	10,184	66
*	Powerfleet Inc.	23,451	63
*	Casa Systems Inc.	21,249	58
*	Inseego Corp.	62,650	53
*	Franklin Wireless Corp.	11,013	49
	Bel Fuse Inc. Class A	1,376	46
*,1	Applied Optoelectronics Inc.	17,785	34
	Network-1 Technologies Inc.	15,271	34
*,1	Vislink Technologies Inc.	33,062	18
*,1	Airspan Networks Holdings Inc.	11,905	16
			607,631

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Utilities (3.5%)
	NextEra Energy Inc.	1,334,292	111,547
	Duke Energy Corp.	515,696	53,112
	Southern Co.	729,529	52,096
	Waste Management Inc.	275,132	43,163
	Dominion Energy Inc.	558,495	34,247
	American Electric Power Co. Inc.	344,268	32,688
	Sempra Energy (XNYS)	210,877	32,589
	Exelon Corp.	665,147	28,754
	Xcel Energy Inc.	366,933	25,726
*	PG&E Corp.	1,409,032	22,911
	Waste Connections Inc. (XTSE)	172,484	22,864
	Consolidated Edison Inc.	238,124	22,696
[1]	Public Service Enterprise Group Inc.	333,607	20,440
	WEC Energy Group Inc.	210,753	19,760
	Eversource Energy	234,124	19,629
	Constellation Energy Corp.	220,179	18,982
	American Water Works Co. Inc.	122,102	18,611
	Republic Services Inc. Class A	138,162	17,821
	Edison International	255,198	16,236
	Ameren Corp.	174,118	15,483
	Entergy Corp.	136,625	15,370
	FirstEnergy Corp.	364,898	15,304
	PPL Corp.	470,131	13,737
	DTE Energy Co.	110,489	12,986
	AES Corp.	445,944	12,825
	CenterPoint Energy Inc.	419,412	12,578
	CMS Energy Corp.	196,321	12,433
	Atmos Energy Corp.	94,332	10,572
	Evergy Inc.	153,096	9,634
	Alliant Energy Corp.	170,496	9,413
	Essential Utilities Inc.	157,489	7,517
	NiSource Inc.	269,947	7,402
	Vistra Corp.	266,379	6,180
	Pinnacle West Capital Corp.	75,015	5,704
	OGE Energy Corp.	134,284	5,311
	UGI Corp.	140,542	5,210
[1]	NRG Energy Inc.	155,114	4,936
*	Clean Harbors Inc.	34,300	3,914
	National Fuel Gas Co.	61,353	3,884
	IDACORP Inc.	34,010	3,668
*	Sunrun Inc.	135,879	3,264
	New Jersey Resources Corp.	64,045	3,178
*	Evoqua Water Technologies Corp.	80,125	3,173
	Hawaiian Electric Industries Inc.	73,238	3,065
*	Stericycle Inc.	61,350	3,061
	Black Hills Corp.	43,269	3,044
	Portland General Electric Co.	60,248	2,952
	South Jersey Industries Inc.	81,983	2,913
	PNM Resources Inc.	57,698	2,815
		Shares	Market Value• ($000)
	Ormat Technologies Inc. (XNYS)	31,774	2,748
*	Casella Waste Systems Inc. Class A	34,190	2,712
	ONE Gas Inc.	35,587	2,695
	Southwest Gas Holdings Inc.	42,659	2,640
	ALLETE Inc.	37,513	2,420
	Spire Inc.	33,936	2,337
	American States Water Co.	25,186	2,331
	NorthWestern Corp.	38,679	2,295
	Avista Corp.	50,082	2,221
	Avangrid Inc.	51,284	2,204
	California Water Service Group	36,351	2,204
	MGE Energy Inc.	27,739	1,953
	Chesapeake Utilities Corp.	12,449	1,471
	SJW Group	17,962	1,458
	Clearway Energy Inc. Class C	42,083	1,341
*,1	Sunnova Energy International Inc.	66,404	1,196
	Clearway Energy Inc. Class A	36,775	1,100
	Northwest Natural Holding Co.	22,269	1,060
	Middlesex Water Co.	11,265	886
	Unitil Corp.	11,221	576
	York Water Co.	10,330	465
*	Heritage-Crystal Clean Inc.	12,511	406
	Excelerate Energy Inc. Class A	14,432	361
*	Harsco Corp.	56,173	353
*,1	NuScale Power Corp.	30,475	313
*,1	Vertex Energy Inc.	46,411	288
	Artesian Resources Corp. Class A	4,717	276
	Aris Water Solution Inc. Class A	15,958	230
*	Pure Cycle Corp.	15,027	157
	Genie Energy Ltd. Class B	14,713	152
*	Altus Power Inc.	21,997	143
	RGC Resources Inc.	5,695	126
	Global Water Resources Inc.	8,514	113
*	Quest Resource Holding Corp.	15,848	97
	Via Renewables Inc. Class A	9,665	49
*	Advanced Emissions Solutions Inc.	16,504	40
*	Cadiz Inc.	16,180	40
*	Perma-Fix Environmental Services Inc.	9,152	32
*	Charah Solutions Inc.	1,184	6
			876,893
Total Common Stocks (Cost $11,308,103)			25,257,423

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Preferred Stock (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49 (Cost $3)	165	3
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.334% (Cost $266,467)	2,665,189	266,492
Total Investments (100.4%) (Cost $11,574,573)			25,523,918
Other Assets and Liabilities—Net (-0.4%)			(102,011)
Net Assets (100%)			25,421,907
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,450,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $107,604,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	15	1,328	(31)
E-Mini S&P 500 Index	March 2023	930	179,537	(2,403)
E-mini S&P Mid-Cap 400 Index	March 2023	30	7,328	(132)
				(2,566)

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,308,106)	25,257,426
Affiliated Issuers (Cost $266,467)	266,492
Total Investments in Securities	25,523,918
Investment in Vanguard	974
Cash	4,562
Cash Collateral Pledged—Futures Contracts	10,358
Receivables for Investment Securities Sold	138
Receivables for Accrued Income	24,214
Receivables for Capital Shares Issued	32,496
Total Assets	25,596,660
Liabilities
Payables for Investment Securities Purchased	5,032
Collateral for Securities on Loan	107,604
Payables for Capital Shares Redeemed	61,346
Payables to Vanguard	226
Variation Margin Payable—Futures Contracts	545
Total Liabilities	174,753
Net Assets	25,421,907
1 Includes $97,450,000 of securities on loan.
At December 31, 2022, net assets consisted of:

Paid-in Capital	11,483,269
Total Distributable Earnings (Loss)	13,938,638
Net Assets	25,421,907

Institutional Shares—Net Assets
Applicable to 13,528,535 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	907,041
Net Asset Value Per Share—Institutional Shares	$67.05

Institutional Plus Shares—Net Assets
Applicable to 365,717,922 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,514,866
Net Asset Value Per Share—Institutional Plus Shares	$67.03

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	425,778
Interest[2]	1,650
Securities Lending—Net	4,730
Total Income	432,158
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,066
Management and Administrative—Institutional Shares	153
Management and Administrative—Institutional Plus Shares	3,229
Marketing and Distribution—Institutional Shares	31
Marketing and Distribution—Institutional Plus Shares	709
Custodian Fees	242
Auditing Fees	30
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	101
Trustees’ Fees and Expenses	10
Other Expenses	39
Total Expenses	5,617
Expenses Paid Indirectly	(6)
Net Expenses	5,611
Net Investment Income	426,547
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,013,842
Futures Contracts	(28,264)
Realized Net Gain (Loss)	2,985,578
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(9,691,817)
Futures Contracts	(5,229)
Change in Unrealized Appreciation (Depreciation)	(9,697,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,284,921)
1	Dividends are net of foreign withholding taxes of $31,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,592,000, ($24,000), $1,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,647,229,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	426,547	460,576
Realized Net Gain (Loss)	2,985,578	2,914,277
Change in Unrealized Appreciation (Depreciation)	(9,697,046)	4,660,387
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,284,921)	8,035,240
Distributions
Institutional Shares	(50,627)	(39,540)
Institutional Plus Shares	(1,559,456)	(1,839,169)
Total Distributions	(1,610,083)	(1,878,709)
Capital Share Transactions
Institutional Shares	376,487	(52,436)
Institutional Plus Shares	(2,916,534)	(3,016,553)
Net Increase (Decrease) from Capital Share Transactions	(2,540,047)	(3,068,989)
Total Increase (Decrease)	(10,435,051)	3,087,542
Net Assets
Beginning of Period	35,856,958	32,769,416
End of Period	25,421,907	35,856,958

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$88.21	$73.97	$68.66	$54.09	$59.47
Investment Operations
Net Investment Income[1]	1.131	1.086	1.171	1.182	1.178
Net Realized and Unrealized Gain (Loss) on Investments	(17.949)	17.890	12.690	15.381	(4.186)
Total from Investment Operations	(16.818)	18.976	13.861	16.563	(3.008)
Distributions
Dividends from Net Investment Income	(1.143)	(1.100)	(1.325)	(1.245)	(1.185)
Distributions from Realized Capital Gains	(3.199)	(3.636)	(2.541)	(.748)	(1.187)
Distributions from Return of Capital	—	—	(4.685)	—	—
Total Distributions	(4.342)	(4.736)	(8.551)	(1.993)	(2.372)
Net Asset Value, End of Period	$67.05	$88.21	$73.97	$68.66	$54.09
Total Return	-19.49%	25.75%	20.99%	30.86%	-5.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$907	$757	$682	$722	$494
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.30%	1.72%	1.87%	1.94%
Portfolio Turnover Rate[3]	8%	5%	11%	5%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$88.19	$73.96	$68.66	$54.09	$59.47
Investment Operations
Net Investment Income[1]	1.132	1.095	1.143	1.182	1.191
Net Realized and Unrealized Gain (Loss) on Investments	(17.949)	17.877	12.715	15.387	(4.193)
Total from Investment Operations	(16.817)	18.972	13.858	16.569	(3.002)
Distributions
Dividends from Net Investment Income	(1.145)	(1.108)	(1.326)	(1.251)	(1.191)
Distributions from Realized Capital Gains	(3.198)	(3.634)	(2.543)	(.748)	(1.187)
Distributions from Return of Capital	—	—	(4.689)	—	—
Total Distributions	(4.343)	(4.742)	(8.558)	(1.999)	(2.378)
Net Asset Value, End of Period	$67.03	$88.19	$73.96	$68.66	$54.09
Total Return	-19.49%	25.75%	20.99%	30.88%	-5.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,515	$35,100	$32,088	$40,637	$33,250
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.31%	1.69%	1.88%	1.95%
Portfolio Turnover Rate[3]	8%	5%	11%	5%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Total Stock Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $974,000, representing less than 0.01% of the fund’s net assets and 0.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,257,069	41	313	25,257,423
Preferred Stock	3	—	—	3
Temporary Cash Investments	266,492	—	—	266,492
Total	25,523,564	41	313	25,523,918
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,566	—	—	2,566
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,706,204
Total Distributable Earnings (Loss)	(2,706,204)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes.

Institutional Total Stock Market Index Fund
As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,165
Undistributed Long-Term Gains	39,766
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	13,892,707
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	435,146	520,009
Long-Term Capital Gains	1,174,937	1,358,700
Total	1,610,083	1,878,709
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,631,211
Gross Unrealized Appreciation	15,487,977
Gross Unrealized Depreciation	(1,595,270)
Net Unrealized Appreciation (Depreciation)	13,892,707
F.	During the year ended December 31, 2022, the fund purchased $2,367,882,000 of investment securities and sold $6,149,687,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $3,677,983,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $101,201,000 and sales were $66,122,000, resulting in net realized loss of $4,707,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Institutional Total Stock Market Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	572,414	7,712	147,693	1,815
Issued in Lieu of Cash Distributions	38,427	519	26,460	301
Redeemed	(234,354)	(3,288)	(226,589)	(2,745)
Net Increase (Decrease)—Institutional Shares	376,487	4,943	(52,436)	(629)
Institutional Plus Shares
Issued	4,441,096	58,784	2,981,102	35,930
Issued in Lieu of Cash Distributions	1,467,628	19,701	1,742,544	19,926
Redeemed	(8,825,258)	(110,768)	(7,740,199)	(91,703)
Net Increase (Decrease)—Institutional Plus Shares	(2,916,534)	(32,283)	(3,016,553)	(35,847)
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers  LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 90.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $403,084,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $466,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,234,532,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Institutional Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Institutional Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or Vanguard Institutional Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Institutional Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Institutional Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Institutional Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8710 022023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2022: $61,000
Fiscal Year Ended December 31, 2021: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2022: $10,494,508
Fiscal Year Ended December 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2022: $2,757,764
Fiscal Year Ended December 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2022: $5,202,689
Fiscal Year Ended December 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2022: $298,000
Fiscal Year Ended December 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2022: $5,500,689
Fiscal Year Ended December 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.